Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) January 31, 2021

Investments	Shares	Value ($)

LONG POSITIONS - 95.1%

COMMON STOCKS - 36.3%

Aerospace & Defense - 0.7%
Kaman Corp.(a)	4,891	246,311
PAE, Inc.*(a)	42,613	353,688
		599,999
Airlines - 0.0%(b)
American Airlines Group, Inc.(a)	623	10,697
American Airlines Group, Inc. Escrow*(c)	14,383	575
		11,272
Auto Components - 0.0%(b)
Garrett Motion, Inc. (Switzerland)*	5,000	31,250
Automobiles - 0.3%
General Motors Co.(a)	4,781	242,301
Banks - 0.9%
Bank of America Corp.	6,194	183,652
Boston Private Financial Holdings, Inc.	1,800	21,942
Hancock Whitney Corp.	6,177	210,883
JPMorgan Chase & Co.(a)	2,613	336,215
Societe Generale SA (France)*(a)	131	2,442
		755,134
Biotechnology - 0.7%
Alexion Pharmaceuticals, Inc.*	2,300	352,659
Cellular Biomedicine Group, Inc.*	2,000	39,200
Grifols SA, ADR (Spain)	7,900	139,672
Regeneron Pharmaceuticals, Inc.*(a)	171	86,157
		617,688
Capital Markets - 1.3%
BlackRock, Inc.	134	93,969
Eaton Vance Corp.	8,600	577,404
Goldman Sachs Group, Inc. (The)	449	121,755
Morgan Stanley(a)	3,081	206,581
Pershing Square Tontine Holdings Ltd., Class A*	4,707	129,772
		1,129,481
Chemicals - 0.2%
DuPont de Nemours, Inc.	1,300	103,285
Ferro Corp.*	2,400	33,096
W R Grace & Co.	500	29,010
		165,391
Commercial Services & Supplies - 0.4%
Clean Harbors, Inc.*(a)	4,802	371,963
Communications Equipment - 0.6%
4L Holdings Corp.*(c)	3,790	1,895
Acacia Communications, Inc.*(a)	3,800	434,720
Comtech Telecommunications Corp.(a)	1,400	29,876
		466,491
Construction & Engineering - 0.8%
Quanta Services, Inc.	2,666	187,873
Valmont Industries, Inc.(a)	2,758	532,073
		719,946
Construction Materials - 0.3%
Eagle Materials, Inc.	2,012	221,380
Distributors - 0.4%
LKQ Corp.*(a)	10,056	352,865
Diversified Consumer Services - 0.9%
Collectors Universe, Inc.	2,300	210,013
Regis Corp.*(a)	32,991	313,085
Terminix Global Holdings, Inc.*	4,991	237,971
		761,069
Diversified Financial Services - 0.2%
Equitable Holdings, Inc.	6,325	156,734
Diversified Telecommunication Services - 0.2%
Cincinnati Bell, Inc.*(a)	9,400	143,256
Electric Utilities - 0.7%
PG&E Corp.*	10,785	123,273
PNM Resources, Inc.	9,700	470,644
		593,917
Electrical Equipment - 0.9%
Regal Beloit Corp.(a)	2,427	304,540
Sunrun, Inc.*	6,456	447,207
		751,747
Electronic Equipment, Instruments & Components - 0.2%
Coherent, Inc.*	200	40,168
FLIR Systems, Inc.	3,100	161,355
Hollysys Automation Technologies Ltd. (China)	500	6,960
		208,483
Entertainment - 0.1%
Walt Disney Co. (The)*(a)	601	101,070
Equity Real Estate Investment Trusts (REITs) - 0.5%
Equinix, Inc.(a)	497	367,760
Monmouth Real Estate Investment Corp.	1,300	22,529
		390,289
Food & Staples Retailing - 0.2%
Cia Brasileira de Distribuicao, ADR (Brazil)(a)	1,183	16,195
Magnit PJSC, GDR (Russia)(a)(d)	1,164	17,306
Wal-Mart de Mexico SAB de CV (Mexico)(a)	10,332	29,410
X5 Retail Group NV, GDR (Russia)(a)(d)	2,263	79,788
		142,699
Food Products - 0.5%
Nestle SA (Registered) (Switzerland)(a)	2,313	259,279
Nomad Foods Ltd. (United Kingdom)*	5,110	128,261
		387,540
Health Care Equipment & Supplies - 1.9%
Envista Holdings Corp.*(a)	14,529	516,361
ESC Co.*(c)(e)	400	—
Oxford Immunotec Global plc*	6,600	144,210
Surgalign Holdings, Inc.*(a)	9,300	15,624
Varian Medical Systems, Inc.*(a)	4,900	860,293
Zimmer Biomet Holdings, Inc.	677	104,034
		1,640,522
Health Care Providers & Services - 0.7%
Anthem, Inc.	361	107,210
BioTelemetry, Inc.*	2,900	207,234
Cigna Corp.	663	143,904

See Notes to Consolidated Schedule of Investments

Investments	Shares	Value ($)
Magellan Health, Inc.*	800	75,184
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)(a)	9,303	16,080
Sinopharm Group Co. Ltd., Class H (China)(a)	5,222	12,797
		562,409
Health Care Technology - 0.3%
Change Healthcare, Inc.*	2,500	59,650
HMS Holdings Corp.*	5,300	195,146
		254,796
Hotels, Restaurants & Leisure - 0.8%
BJ’s Restaurants, Inc.*	5,323	248,797
Great Canadian Gaming Corp. (Canada)*(a)	8,100	270,158
Penn National Gaming, Inc.*	1,769	183,481
		702,436
Household Durables - 0.8%
Lennar Corp., Class A(a)	1,369	113,832
Lennar Corp., Class B(a)	3,487	233,420
Skyline Champion Corp.*	6,816	229,222
Toll Brothers, Inc.	2,132	108,945
		685,419
Independent Power and Renewable Electricity Producers - 0.1%
Atlantic Power Corp.*	600	1,776
Sunnova Energy International, Inc.*	2,349	103,004
		104,780
Industrial Conglomerates - 0.0%(b)
Smiths Group plc (United Kingdom)(a)	1,394	26,924
Insurance - 1.8%
AIA Group Ltd. (Hong Kong)(a)	16,503	198,973
Aon plc, Class A	582	118,204
Chubb Ltd.	741	107,941
Genworth Financial, Inc., Class A*(a)	9,100	25,844
Lincoln National Corp.	3,287	149,526
ProSight Global, Inc.*	2,900	36,105
Stewart Information Services Corp.	2,215	102,732
Syncora Holdings Ltd.*	41,800	13,167
Watford Holdings Ltd. (Bermuda)*	1,110	38,361
Willis Towers Watson plc	3,600	730,584
		1,521,437
Interactive Media & Services - 1.6%
Actua Corp.*(c)(e)	6,700	335
Alphabet, Inc., Class A*	162	296,032
Baidu, Inc., ADR (China)*(a)	205	48,179
Facebook, Inc., Class A*(a)	1,382	357,012
Mail.Ru Group Ltd., GDR (Russia)*(a)(d)	928	24,176
SINA Corp. (China)*	1,100	46,002
Sohu.com Ltd., ADR (China)*	3,600	64,620
Tencent Holdings Ltd. (China)(a)	3,520	313,644
Yandex NV, Class A (Russia)*	736	46,103
Zillow Group, Inc., Class C*(a)	1,168	152,377
		1,348,480
Internet & Direct Marketing Retail - 3.2%
Alibaba Group Holding Ltd., ADR (China)*(a)	2,223	564,264
Altaba, Inc. Escrow*(c)	64,106	923,126
Amazon.com, Inc.*(a)	69	221,228
ASOS plc (United Kingdom)*(a)	333	20,346
Booking Holdings, Inc.*(a)	264	513,303
eBay, Inc.(a)	1,150	64,987
Expedia Group, Inc.	462	57,334
Expedia Group, Inc.(a)	70	8,687
Grubhub, Inc.*(a)	1,198	90,174
MercadoLibre, Inc. (Argentina)*(a)	127	225,998
		2,689,447
IT Services - 1.7%
Cardtronics plc, Class A*	1,200	46,620
Cognizant Technology Solutions Corp., Class A	1,776	138,439
Fidelity National Information Services, Inc.	701	86,545
Paya Holdings, Inc., Class A*	17,281	223,962
PayPal Holdings, Inc.*(a)	1,150	269,456
Perspecta, Inc.	4,100	118,695
Repay Holdings Corp.*	4,305	95,356
Virtusa Corp.*	6,000	306,300
Visa, Inc., Class A(a)	650	125,613
		1,410,986
Life Sciences Tools & Services - 0.4%
Eurofins Scientific SE (Luxembourg)*	1,400	134,381
Gerresheimer AG (Germany)(a)	350	37,271
Thermo Fisher Scientific, Inc.(a)	248	126,406
		298,058
Machinery - 0.3%
Navistar International Corp.*(a)	6,000	264,000
Marine - 0.6%
Kirby Corp.*(a)	5,597	284,104
SEACOR Holdings, Inc.*	6,100	254,614
		538,718
Media - 0.3%
Deluxe Television GmbH (Germany)*(c)	16,063	—
Discovery, Inc., Class C*(a)	3,100	108,593
Loral Space & Communications, Inc.(a)	2,985	75,819
Stroeer SE & Co. KGaA (Germany)	724	65,238
Tribune Co. Litigation, Class 1C*(c)(e)	302,443	—
		249,650
Metals & Mining - 0.0%(b)
Artemis Gold, Inc. (Canada)*(a)	605	2,881
Conic Metals Corp. (Canada)*(a)	11,300	5,744
		8,625
Oil, Gas & Consumable Fuels - 0.0%(b)
Falcon Minerals Corp.(a)	3,400	10,404
Southcross Energy Partners LP*(c)	49,093	491
		10,895
Paper & Forest Products - 0.2%
Clearwater Paper Corp.*	5,352	203,804
Personal Products - 0.6%
elf Beauty, Inc.*(a)	12,056	262,338
Estee Lauder Cos., Inc. (The), Class A	455	107,676
Unilever plc (United Kingdom)(a)	1,999	116,200
		486,214
Pharmaceuticals - 0.7%
Aralez Pharmaceuticals, Inc. (Canada)*(c)	345	—

See Notes to Consolidated Schedule of Investments

Investments	Shares	Value ($)
Bristol-Myers Squibb Co.	1,579	96,998
Dr Reddy’s Laboratories Ltd., ADR (India)	681	41,732
Hikma Pharmaceuticals plc (Jordan)(a)	1,718	56,418
Johnson & Johnson(a)	167	27,243
Roche Holding AG (Switzerland)(a)	938	323,715
Teva Pharmaceutical Industries Ltd., ADR (Israel)*(a)	513	6,043
Urovant Sciences Ltd. (United Kingdom)*	3,900	63,219
		615,368
Professional Services - 1.0%
CoreLogic, Inc.	2,500	188,225
IHS Markit Ltd.	1,600	139,328
Intertrust NV (Netherlands)*(a)(d)	20,181	310,279
People Corp. (Canada)*	9,300	109,455
SGS SA (Registered) (Switzerland)	32	97,056
		844,343
Road & Rail - 0.1%
Lyft, Inc., Class A*	2,745	122,043
Semiconductors & Semiconductor Equipment - 1.8%
Enphase Energy, Inc.*	694	126,551
Inphi Corp.*	2,200	370,942
Maxim Integrated Products, Inc.(a)	4,700	412,237
QUALCOMM, Inc.	1,108	173,158
SunEdison, Inc.*(c)(e)	16,689	—
Xilinx, Inc.	3,400	443,938
		1,526,826
Software - 3.3%
Fair Isaac Corp.*(a)	310	139,534
Jamf Holding Corp.*(a)	3,671	135,570
Microsoft Corp.(a)	624	144,743
Pluralsight, Inc., Class A*	14,900	309,920
RealPage, Inc.*	6,500	562,705
SAP SE (Germany)(a)	1,540	195,408
Slack Technologies, Inc., Class A*	17,800	750,626
Telenav, Inc.*	9,600	45,696
Tenable Holdings, Inc.*(a)	9,593	474,757
		2,758,959
Specialty Retail - 0.3%
Bed Bath & Beyond, Inc.(a)	3,120	110,229
Frasers Group plc (United Kingdom)*(a)	9,144	53,302
Sportsman’s Warehouse Holdings, Inc.*	2,100	36,792
Toys R Us, Inc.*(c)	1,040	24,960
		225,283
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.(a)	3,503	462,256
Dell Technologies, Inc., Class C*(a)	700	51,023
Samsung Electronics Co. Ltd., GDR (South Korea)(a)(d)	81	148,777
		662,056
Textiles, Apparel & Luxury Goods - 1.3%
adidas AG (Germany)*(a)	729	231,151
Capri Holdings Ltd.*	1,002	41,743
G-III Apparel Group Ltd.*(a)	17,231	465,926
Steven Madden Ltd.	9,970	334,992
Tapestry, Inc.(a)	1,647	52,078
		1,125,890
Thrifts & Mortgage Finance - 0.2%
Genworth MI Canada, Inc. (Canada)(a)	5,100	173,410
Trading Companies & Distributors - 0.2%
Brenntag AG (Germany)(a)	2,000	156,666
IMCD NV (Netherlands)(a)	234	29,041
		185,707
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.(a)	2,700	75,033
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*(a)	1,057	133,267
TOTAL COMMON STOCKS (Cost $26,195,955)		30,777,750

	Principal Amount ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5%

CHC Commercial Mortgage Trust,
Series 2019-CHC, Class E, (ICE LIBOR USD 1 Month + 2.35%, 2.35% Floor), 2.48%, 6/15/2034(f)(g)	995,703	875,354
CHT Mortgage Trust,
Series 2017-CSMO, Class F, (ICE LIBOR USD 1 Month + 3.74%, 3.74% Floor), 3.87%, 11/15/2036(f)(g)	1,000,000	991,200
CORE Mortgage Trust,
Series 2019-CORE, Class F, (ICE LIBOR USD 1 Month + 2.35%, 2.35% Floor), 2.48%, 12/15/2031(a)(f)(g)	1,100,000	1,069,577
Hawaii Hotel Trust,
Series 2019-MAUI, Class F, (ICE LIBOR USD 1 Month + 2.75%, 2.75% Floor), 2.88%, 5/15/2038(f)(g)	1,700,000	1,644,618
Hilton Orlando Trust,
Series 2018-ORL, Class E, (ICE LIBOR USD 1 Month + 2.80%, 2.65% Floor), 2.93%, 12/15/2034(a)(f)(g)	1,625,000	1,588,437
Palisades Center Trust,
Series 2016-PLSD, Class D, 4.74%, 4/13/2033(f)	1,000,000	230,000
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,460,556)		6,399,186

ASSET-BACKED SECURITIES - 6.6%
Catamaran CLO Ltd. (Cayman Islands),
Series 2015-1A, Class DR, (ICE LIBOR USD 3 Month + 2.80%), 3.02%, 4/22/2027(f)(g)	1,000,000	953,102

See Notes to Consolidated Schedule of Investments

Investments	Principal Amount ($)	Value ($)
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AF6, 4.82%, 11/25/2036(h)	27,488	28,221
Midocean Credit CLO VII (Cayman Islands),
Series 2017-7A, Class D, (ICE LIBOR USD 3 Month + 3.88%), 4.12%, 7/15/2029(f)(g)	1,000,000	1,000,273
Mountain View CLO LLC (Cayman Islands),
Series 2017-1A, Class D, (ICE LIBOR USD 3 Month + 3.60%), 3.82%, 10/16/2029(f)(g)	1,000,000	972,377
New Residential Mortgage LLC,
Series 2018-FNT2, Class D, 4.92%, 7/25/2054(f)	647,297	649,548
Progress Residential Trust,
Series 2018-SFR3, Class E, 4.87%, 10/17/2035(f)	1,000,000	1,024,111
WhiteHorse X Ltd. (Cayman Islands),
Series 2015-10A, Class DR, (ICE LIBOR USD 3 Month + 3.00%, 3.00% Floor), 3.22%, 4/17/2027(f)(g)	1,000,000	990,065
TOTAL ASSET-BACKED SECURITIES (Cost $5,703,966)		5,617,697

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.1%

Alternative Loan Trust,
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	643,967	621,970
Bellemeade Re Ltd. (Bermuda),
Series 2020-2A, Class M1C, (ICE LIBOR USD 1 Month + 4.00%, 4.00% Floor), 4.13%, 8/26/2030(f)(g)	1,000,000	1,024,779
Series 2020-3A, Class M1B, (ICE LIBOR USD 1 Month + 2.85%, 2.85% Floor), 2.98%, 10/25/2030(f)(g)	1,000,000	1,006,796
Chase Mortgage Finance Trust,
Series 2007-A2, Class 3A2, 3.15%, 6/25/2035(i)	107,192	105,918
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DN1, Class M3, (ICE LIBOR USD 1 Month + 4.15%), 4.28%, 1/25/2025(g)	106,150	107,004
Series 2016-DNA1, Class M3, (ICE LIBOR USD 1 Month + 5.55%), 5.68%, 7/25/2028(g)	795,290	834,027
FNMA Connecticut Avenue Securities,
Series 2016-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%, 4.45% Floor), 4.58%, 1/25/2029(g)	491,956	510,635
MASTR Alternative Loan Trust,
Series 2004-10, Class 4A1, 6.00%, 9/25/2034	20,659	21,152
RFMSI Series Trust,
Series 2006-S12, Class 3A4, 5.75%, 12/25/2036	621,523	607,485
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-S1, Class 1A11, 5.50%, 3/25/2034	52,931	54,320
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	256,270	258,384
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,137,305)		5,152,470

	No. of Rights
RIGHTS - 0.3%

Biotechnology - 0.3%
Achillion Pharmaceuticals, Inc., CVR*(c)	23,300	11,650
Alder Biopharmaceuticals, Inc., CVR*(c)	35,400	44,250
Ambit Biosciences Corp. (Daichi Sankyo Co. Ltd.), CVR*(c)(e)	70,000	141,750
Clementia Pharmaceuticals, Inc., CVR (France)*(c)(e)	3,200	—
Phenomix Corp., CVR*(a)(c)(e)	13,900	10,425
Stemline Therapeutics, Inc., CVR*(c)(e)	11,800	—
Tobira Therapeutics, Inc., CVR*(c)(e)	6,900	414
		208,489
Media - 0.0%
Media General, Inc., CVR*(c)(e)	76,116	—
Metals & Mining - 0.0%(b)
Pan American Silver Corp., CVR (Canada)*	39,600	30,492
Pharmaceuticals - 0.0%(b)
Dova Pharmaceuticals, Inc., CVR (Sweden)*(c)	8,800	4,400
Elanco Animal Health, Inc., CVR*(c)	15,100	151
Omthera Pharmaceuticals, Inc. (AstraZeneca plc), CVR (United Kingdom)*(c)(e)	100	—
		4,551
TOTAL RIGHTS (Cost $55,695)		243,532

No. of Warrants
WARRANTS - 0.2%

Capital Markets - 0.0%(b)
FinTech Acquisition Corp. III, expiring 12/1/2023*(e)	1,770	9,115

See Notes to Consolidated Schedule of Investments

Investments	No. of Warrants	Value ($)
Pershing Square Tontine Holdings Ltd., expiring 7/24/2025*	687	6,946
		16,061
Oil, Gas & Consumable Fuels - 0.2%
Southcross Energy Partners LP, expiring 12/31/2029*(c)	303,095	142,455
TOTAL WARRANTS (Cost $151,500)		158,516

Principal Amount ($)
CONVERTIBLE PREFERRED STOCKS - 0.1%

Diversified Telecommunication Services - 0.1%
Cincinnati Bell, Inc.,
Series B, 6.75%, 3/5/2021(j) (Cost $86,717)	1,900	94,468

Shares
PREFERRED STOCKS - 0.1%

Media - 0.1%
Liberty Broadband Corp., Series A, 7.00%, 3/10/2039(j)
(Cost $35,613)	1,860	52,750

Principal Amount ($)
CONVERTIBLE BONDS - 0.0%(b)

Entertainment - 0.0%(b)
Cineplex, Inc. (Canada),
5.75%, 9/30/2025(f) (Cost $31,635)	CAD	43,000	39,847

Shares
MASTER LIMITED PARTNERSHIPS AND LIMITED PARTNERSHIPS - 0.0%(b)

Oil, Gas & Consumable Fuels - 0.0%(b)
Golar LNG Partners LP (United Kingdom) (Cost $33,543)	9,757	33,466

LOAN ASSIGNMENTS - 0.0%(b)

Media - 0.0%(b)
Deluxe Entertainment Services Group, Inc., 1st Lien Term Loan,
(ICE LIBOR USD 3 Month + 5.00%), 6.00%, 3/25/2024(c)(e)(g)	21,417	8,516
Deluxe Entertainment Services Group, Inc., 2nd Lien Term Loan,

(ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2024(c)(g)	143,231	—
		8,516
Oil, Gas & Consumable Fuels - 0.0%(b)
Lealand Finance Co. BV, Term Loan,
(ICE LIBOR USD 1 Month + 3.00%), 3.15%, 6/28/2024(c)(g)	29,012	23,210
TOTAL LOAN ASSIGNMENTS (Cost $128,409)		31,726

CORPORATE BONDS - 0.0%

Independent Power and Renewable Electricity Producers - 0.0%
GenOn Energy, Inc. Escrow,
9.50%, 10/15/2018(c)(e)(k)	354,000	—
9.88%, 10/15/2020(c)(e)(k)	1,655,000	—
TOTAL CORPORATE BONDS (Cost $—)		—

	Shares
SHORT-TERM INVESTMENTS - 37.9%

INVESTMENT COMPANIES - 37.9%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 0.01%(a)(l) (Cost $32,139,472)	32,139,472	32,139,472
TOTAL LONG POSITIONS (Cost $77,160,366)		80,740,880

SHORT POSITIONS - (7.4)%(m)

COMMON STOCKS - (7.4)%

Aerospace & Defense - (0.1)%
Teledyne Technologies, Inc.*	(201)	(71,759)
Banks - (0.3)%
Bank of Montreal (Canada)	(945)	(70,294)
Canadian Imperial Bank of Commerce (Canada)	(830)	(70,736)
National Bank of Canada (Canada)	(1,240)	(69,692)
Royal Bank of Canada (Canada)	(855)	(69,202)
SVB Financial Group*	(14)	(6,129)
		(286,053)
Capital Markets - (0.6)%
Morgan Stanley	(5,015)	(336,256)
S&P Global, Inc.	(453)	(143,601)
		(479,857)
Chemicals - (0.1)%
International Flavors & Fragrances, Inc.	(1,084)	(121,820)

See Notes to Consolidated Schedule of Investments

Investments	Shares	Value ($)
Communications Equipment - (0.0)%(b)
Lumentum Holdings, Inc.*	(237)	(22,231)
Consumer Finance - (0.1)%
Credit Acceptance Corp.*	(252)	(97,214)
Diversified Consumer Services - (0.6)%
Adtalem Global Education, Inc.*	(4,535)	(175,006)
Perdoceo Education Corp.*	(15,020)	(177,687)
Strategic Education, Inc.	(2,212)	(195,474)
		(548,167)
Electrical Equipment - (0.2)%
Acuity Brands, Inc.	(1,152)	(138,517)
Equity Real Estate Investment Trusts (REITs) - (0.4)%
AvalonBay Communities, Inc.	(571)	(93,456)
Equity Residential	(1,638)	(100,966)
SL Green Realty Corp.	(1,597)	(107,765)
		(302,187)
Food Products - (0.4)%
Campbell Soup Co.	(3,034)	(145,966)
J M Smucker Co. (The)	(1,350)	(157,153)
		(303,119)
Household Durables - (0.3)%
Lennar Corp., Class A	(2,748)	(228,496)
Household Products - (0.3)%
Church & Dwight Co., Inc.	(1,787)	(150,876)
Colgate-Palmolive Co.	(1,811)	(141,258)
		(292,134)
Industrial Conglomerates - (0.2)%
3M Co.	(941)	(165,296)
Insurance - (1.0)%
Aon plc, Class A	(3,888)	(789,653)
Trupanion, Inc.*	(562)	(63,056)
		(852,709)
IT Services - (0.1)%
Western Union Co. (The)	(5,385)	(119,924)
Leisure Products - (0.0)%(b)
Peloton Interactive, Inc., Class A*	(219)	(32,002)
Media - (0.3)%
Discovery, Inc., Class A*	(1,651)	(68,384)
Fox Corp., Class A	(3,950)	(123,161)
Omnicom Group, Inc.	(937)	(58,450)
		(249,995)
Oil, Gas & Consumable Fuels - (0.2)%
Exxon Mobil Corp.	(2,898)	(129,946)
Pharmaceuticals - (0.3)%
AstraZeneca plc, ADR (United Kingdom)	(4,883)	(247,080)
Semiconductors & Semiconductor Equipment - (1.5)%
Advanced Micro Devices, Inc.*	(6,341)	(543,044)
Analog Devices, Inc.	(2,961)	(436,244)
Marvell Technology Group Ltd.	(5,109)	(262,909)
		(1,242,197)
Software - (0.4)%
salesforce.com, Inc.*	(1,304)	(294,130)
VMware, Inc., Class A*	(210)	(28,949)
		(323,079)
TOTAL COMMON STOCKS (Proceeds $(5,744,378))		(6,253,782)
TOTAL SHORT POSITIONS (Proceeds $(5,744,378))		(6,253,782)

Total Investments - 87.7% (Cost $71,415,988)		74,487,098
Other Assets Less Liabilities - 12.3%(n)		10,391,932
Net Assets - 100.0%		84,879,030

All bonds are denominated in US dollars, unless noted otherwise.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for futures, swaps, and/or forward foreign currency contracts with a total value of $35,093,584.
(b)	Represents less than 0.05% of net assets of the Fund.
(c)	Value determined using significant unobservable inputs.
(d)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. At January 31, 2021, the total value of these securities amounted to $580,326, which represents 0.7% of net assets of the Fund.

(e)

Security fair valued as of January 31, 2021, in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2021, amounted to $170,555, which represents 0.2% of net assets of the Fund.

(f)

Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2021, these securities amounted to $14,060,084 of long positions, which represents 16.6% of net assets for the Fund.

(g)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2021, and changes periodically.
(h)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2021.

(i)

Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2021.

(j)	Perpetual security. The rate reflected was the rate in effect on January 31, 2021. The maturity date reflects the next call date.
(k)	Defaulted security.
(l)	Represents 7-day effective yield as of January 31, 2021.
(m)	At January 31, 2021, the Fund had $6,890,630 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(n)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2021.

See Notes to Consolidated Schedule of Investments

Abbreviations

ADR                                             American Depositary Receipt

CAD                                             Canadian Dollar

CLO                                              Collateralized Loan Obligations

CVR                                             Contingent Value Rights

FHLMC                          Federal Home Loan Mortgage Corp.

FNMA                                   Federal National Mortgage Association

GDR                                             Global Depositary Receipt

ICE                                                  Intercontinental Exchange

LIBOR                                London Interbank Offered Rate

PJSC                                            Public Joint Stock Company

SA                                                        Société Anonyme

USD                                               United States Dollar

See Notes to Consolidated Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At January 31, 2021, open positions in futures for the Fund were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
Brent Crude Oil	3	2/2021	$165,120	$3,176
Hang Seng Index	2	2/2021	365,253	(13,793)
HSCEI	3	2/2021	217,380	(9,987)
MSCI Singapore Index	1	2/2021	24,710	(314)
NY Harbor ULSD	2	2/2021	134,266	(478)
OMXS30 Index	3	2/2021	69,801	(301)
RBOB Gasoline	2	2/2021	130,427	618
SGX FTSE China A50 Index	6	2/2021	108,732	(3,074)
SGX FTSE Taiwan Index	2	2/2021	105,820	(3,942)
SGX NIFTY 50 Index	2	2/2021	54,882	(1,483)
Sugar No. 11	8	2/2021	141,837	7,091
WTI Crude Oil	3	2/2021	156,600	(1,716)
Australia 10 Year Bond	1	3/2021	111,479	(769)
Australia 3 Year Bond	5	3/2021	448,698	107
Brent Crude Oil	2	3/2021	109,620	5,877
Canola	4	3/2021	43,267	528
Cocoa	1	3/2021	25,310	(2,143)
Coffee ‘C’	2	3/2021	92,212	(3,812)
Copper	3	3/2021	266,700	20,444
Corn	10	3/2021	273,500	20,375
Cotton No. 2	9	3/2021	362,880	26,831
Euro-Bobl	5	3/2021	820,663	118
Euro-BTP	3	3/2021	549,738	977
Euro-Bund	1	3/2021	215,102	456
Euro-Bund	3	3/2021	645,305	(2,041)
Euro-Buxl	1	3/2021	268,559	(1,470)
Euro-OAT	1	3/2021	202,748	(670)
Euro-OAT	2	3/2021	405,496	80
Euro-Schatz	8	3/2021	1,090,447	(93)
Foreign Exchange CHF/USD	1	3/2021	140,512	(1,593)
Foreign Exchange JPY/USD	2	3/2021	238,775	(1,586)
Foreign Exchange USD/SEK	1	3/2021	100,025	16
FTSE/JSE Top 40 Index	3	3/2021	113,728	(1,539)
KC HRW Wheat	4	3/2021	127,600	14,028
Long Gilt	1	3/2021	183,696	(755)
Long Gilt	2	3/2021	367,392	291
Low Sulphur Gasoil	3	3/2021	135,675	(654)
Milling Wheat No. 2	5	3/2021	68,869	1,496
MSCI Emerging Markets E-Mini Index	2	3/2021	132,610	7,426
NASDAQ 100 E-Mini Index	1	3/2021	258,225	1,113
Nikkei 225 Index	3	3/2021	78,963	(2,751)
Palladium	1	3/2021	220,840	(14,523)
Russell 2000 E-Mini Index	2	3/2021	206,820	15,362
Silver	1	3/2021	134,570	14,418
Soybean	3	3/2021	205,500	16,692
Soybean Meal	5	3/2021	215,500	6,157
Soybean Oil	8	3/2021	214,176	15,658
TOPIX Index	2	3/2021	344,456	(345)
U.S. Treasury 2 Year Note	28	3/2021	6,187,344	749
U.S. Treasury 5 Year Note	2	3/2021	251,750	(346)
Wheat	6	3/2021	198,900	14,222
100 oz Gold	1	4/2021	185,030	(472)
Brent Crude Oil	2	4/2021	109,100	27
Live Cattle	1	4/2021	48,740	(392)
Platinum	2	4/2021	107,920	2,794
Rapeseed	6	4/2021	160,098	4,328

See Notes to Consolidated Schedule of Investments

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3 Month Canadian Bankers Acceptance	29	9/2021	$5,644,086	$(997)
3 Month Sterling	58	9/2021	9,938,554	(408)
WTI Crude Oil	2	11/2021	99,460	10,316
3 Month Canadian Bankers Acceptance	26	12/2021	5,059,198	(1,092)
3 Month Euro Euribor	14	12/2021	4,271,635	134
3 Month Sterling	56	12/2021	9,596,805	(112)
3 Month Euro Euribor	4	6/2022	1,220,346	(5)
3 Month Eurodollar	34	6/2022	8,484,275	3,665
3 Month Sterling	34	6/2022	5,820,517	(1,199)
3 Month Eurodollar	14	12/2022	3,490,550	125
3 Month Sterling	2	12/2022	342,281	(113)
3 Month Euro Euribor	11	6/2023	3,354,116	(435)
3 Month Eurodollar	8	6/2023	1,992,700	(277)
3 Month Sterling	1	6/2023	171,055	(61)
Total Long Contracts			$77,828,944	$139,954

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short Contracts
Natural Gas	(4)	2/2021	$(102,560)	$(3,018)
Canada 10 Year Bond	(1)	3/2021	(115,433)	(445)
Foreign Exchange AUD/USD	(58)	3/2021	(4,432,070)	(88,060)
Foreign Exchange CAD/USD	(14)	3/2021	(1,093,680)	2,276
Foreign Exchange EUR/USD	(25)	3/2021	(3,794,687)	(799)
Foreign Exchange GBP/USD	(7)	3/2021	(599,594)	(10,031)
Foreign Exchange MXN/USD	(5)	3/2021	(121,175)	2,657
Foreign Exchange NZD/USD	(1)	3/2021	(71,800)	(1,007)
Foreign Exchange ZAR/USD	(3)	3/2021	(98,437)	456
Japan 10 Year Bond	(1)	3/2021	(1,449,425)	(501)
Robusta Coffee	(7)	3/2021	(91,420)	849
S&P 500 E-Mini Index	(4)	3/2021	(741,040)	(3,460)
U.S. Treasury 10 Year Note	(3)	3/2021	(411,094)	2,644
U.S. Treasury 10 Year Note	(1)	3/2021	(137,031)	(329)
U.S. Treasury Long Bond	(1)	3/2021	(168,719)	311
3 Month Eurodollar	(12)	6/2024	(2,975,850)	91
Total Short Contracts			$(16,404,015)	$(98,366)
Total Futures				$41,588

At January 31, 2021, the Fund had $872,816 deposited in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts (“forward contracts”)

At January 31, 2021, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	100,652	USD	122,150	JPM	2/19/2021	$39
SEK	35,776	USD	4,275	JPM	2/19/2021	7
USD	704,223	CHF	625,421	JPM	2/19/2021	1,776
USD	1,630,179	EUR	1,339,770	JPM	2/19/2021	3,733
USD	47,106	HKD	365,122	JPM	2/19/2021	13
USD	17,190	SEK	142,931	JPM	2/19/2021	82
CAD	529,000	USD	410,982	JPM	3/1/2021	2,735
USD	111,853	CAD	142,000	JPM	3/1/2021	798
AUD	1,640,000	JPY	128,314,043	SG	3/17/2021	28,164
AUD	1,810,000	USD	1,355,025	SG	3/17/2021	28,611

See Notes to Consolidated Schedule of Investments

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
CAD	1,800,000	USD	1,406,875	SG	3/17/2021	$907
CLP**	218,780,000	USD	296,875	SG	3/17/2021	1,018
EUR	199,568	PLN	900,000	SG	3/17/2021	683
EUR	1,190,000	USD	1,444,581	SG	3/17/2021	929
GBP	1,310,000	USD	1,772,366	SG	3/17/2021	22,954
HUF	53,770,000	USD	181,906	SG	3/17/2021	790
INR**	2,240,000	USD	30,429	JPM	3/17/2021	98
INR**	156,690,000	USD	2,114,813	SG	3/17/2021	20,616
JPY	8,820,108	AUD	110,000	SG	3/17/2021	153
NOK	4,840,000	USD	556,342	SG	3/17/2021	8,684
NZD	1,630,000	USD	1,157,781	SG	3/17/2021	13,546
PHP**	57,440,000	USD	1,189,635	SG	3/17/2021	3,459
PLN	150,000	EUR	32,431	JPM	3/17/2021	894
PLN	860,000	EUR	189,193	SG	3/17/2021	1,172
PLN	300,000	USD	80,417	SG	3/17/2021	161
SEK	5,490,000	USD	648,786	SG	3/17/2021	8,512
SGD	2,590,000	USD	1,942,959	SG	3/17/2021	6,705
THB	32,710,000	USD	1,090,285	SG	3/17/2021	2,457
TRY	186,383	EUR	20,000	JPM	3/17/2021	749
TRY	1,869,257	EUR	200,000	SG	3/17/2021	8,222
TRY	280,000	USD	35,647	JPM	3/17/2021	1,975
TRY	3,130,000	USD	403,018	SG	3/17/2021	17,543
USD	747,020	AUD	970,000	SG	3/17/2021	5,513
USD	9,267	BRL**	50,000	JPM	3/17/2021	140
USD	123,954	BRL**	660,000	SG	3/17/2021	3,468
USD	911,297	CAD	1,160,000	SG	3/17/2021	4,064
USD	723,458	CHF	640,000	SG	3/17/2021	4,060
USD	81,495	CLP**	57,510,000	JPM	3/17/2021	3,188
USD	102,773	CLP**	73,840,000	SG	3/17/2021	2,233
USD	747,494	EUR	610,000	SG	3/17/2021	6,518
USD	82,388	GBP	60,000	SG	3/17/2021	161
USD	625,114	ILS	2,020,000	SG	3/17/2021	9,459
USD	88,133	INR**	6,460,000	SG	3/17/2021	94
USD	1,105,148	JPY	114,680,000	SG	3/17/2021	9,850
USD	622,752	KRW**	683,090,000	SG	3/17/2021	11,930
USD	26,920	MXN	540,000	JPM	3/17/2021	699
USD	369,367	MXN	7,450,000	SG	3/17/2021	7,603
USD	134,828	NOK	1,150,000	SG	3/17/2021	577
USD	332,038	NZD	460,000	SG	3/17/2021	1,481
USD	91,647	PLN	340,000	JPM	3/17/2021	325
USD	145,703	PLN	540,000	SG	3/17/2021	662
USD	183,444	SEK	1,500,000	JPM	3/17/2021	3,854
USD	70,062	SEK	580,000	SG	3/17/2021	619
USD	824,168	SGD	1,090,000	SG	3/17/2021	3,655
USD	146,740	THB	4,390,000	SG	3/17/2021	83
USD	112,735	ZAR	1,680,000	SG	3/17/2021	2,340
ZAR	400,000	USD	26,113	SG	3/17/2021	172
USD	106,288	CAD	134,958	JPM	3/31/2021	734
Total unrealized appreciation						$271,667

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
HKD	11,161	USD	1,440	JPM	2/19/2021	$—
USD	30,167	EUR	24,921	JPM	2/19/2021	(87)
USD	229,124	GBP	167,862	JPM	2/19/2021	(890)
USD	516,858	HKD	4,007,567	JPM	2/19/2021	(34)
USD	11,699	CAD	15,000	JPM	3/1/2021	(32)
AUD	730,000	JPY	58,684,616	SG	3/17/2021	(2,450)
AUD	740,000	USD	572,053	SG	3/17/2021	(6,367)
BRL**	50,000	USD	9,884	JPM	3/17/2021	(756)
BRL**	680,000	USD	131,487	SG	3/17/2021	(7,352)
CAD	1,110,000	USD	872,321	SG	3/17/2021	(4,191)
CHF	1,430,000	USD	1,615,576	SG	3/17/2021	(8,173)
CLP**	3,320,000	USD	4,557	JPM	3/17/2021	(36)

See Notes to Consolidated Schedule of Investments

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
CLP**	108,320,000	USD	150,969	SG	3/17/2021	$(3,481)
EUR	37,506	PLN	170,000	JPM	3/17/2021	(103)
EUR	465,041	PLN	2,110,000	SG	3/17/2021	(1,840)
EUR	140,000	TRY	1,384,372	SG	3/17/2021	(15,952)
EUR	680,000	USD	831,022	SG	3/17/2021	(5,013)
GBP	70,000	USD	96,023	SG	3/17/2021	(90)
HUF	153,830,000	USD	524,952	SG	3/17/2021	(2,281)
ILS	2,410,000	USD	741,310	JPM	3/17/2021	(6,789)
ILS	1,060,000	USD	332,547	SG	3/17/2021	(9,482)
INR**	1,280,000	USD	17,451	SG	3/17/2021	(7)
JPY	88,758,513	AUD	1,120,000	SG	3/17/2021	(8,448)
JPY	175,450,000	USD	1,691,480	SG	3/17/2021	(15,770)
KRW**	1,143,610,000	USD	1,050,770	SG	3/17/2021	(28,146)
MXN	13,180,000	USD	659,052	SG	3/17/2021	(19,044)
NOK	1,870,000	USD	220,389	SG	3/17/2021	(2,083)
NZD	460,000	USD	331,909	SG	3/17/2021	(1,351)
PLN	290,000	EUR	65,388	JPM	3/17/2021	(1,536)
PLN	510,000	EUR	114,332	SG	3/17/2021	(1,896)
PLN	1,660,000	USD	454,368	JPM	3/17/2021	(8,503)
PLN	1,380,000	USD	375,549	SG	3/17/2021	(4,892)
SEK	4,250,000	USD	514,401	SG	3/17/2021	(5,566)
SGD	770,000	USD	581,507	SG	3/17/2021	(1,876)
THB	290,000	USD	9,718	SG	3/17/2021	(29)
USD	301,827	AUD	400,000	SG	3/17/2021	(3,946)
USD	16,356	BRL**	90,000	SG	3/17/2021	(73)
USD	218,130	CAD	280,000	SG	3/17/2021	(861)
USD	56,176	CHF	50,000	SG	3/17/2021	(27)
USD	4,023	CLP**	2,970,000	JPM	3/17/2021	(21)
USD	12,553	CLP**	9,240,000	SG	3/17/2021	(28)
USD	460,392	EUR	380,000	SG	3/17/2021	(1,200)
USD	646,986	GBP	480,000	SG	3/17/2021	(10,843)
USD	488,918	HUF	145,350,000	SG	3/17/2021	(4,942)
USD	6,076	ILS	20,000	SG	3/17/2021	(19)
USD	667,141	INR**	49,280,000	SG	3/17/2021	(4,465)
USD	107,845	JPY	11,300,000	SG	3/17/2021	(80)
USD	33,644	KRW**	37,680,000	SG	3/17/2021	(50)
USD	26,034	NOK	230,000	JPM	3/17/2021	(816)
USD	218,833	NOK	1,900,000	SG	3/17/2021	(2,977)
USD	348,693	NZD	490,000	SG	3/17/2021	(3,424)
USD	500,343	PHP**	24,120,000	SG	3/17/2021	(657)
USD	90,857	PLN	340,000	JPM	3/17/2021	(465)
USD	381,102	PLN	1,430,000	SG	3/17/2021	(2,986)
USD	206,964	SEK	1,740,000	SG	3/17/2021	(1,359)
USD	585,341	SGD	780,000	SG	3/17/2021	(1,817)
USD	249,135	THB	7,490,000	SG	3/17/2021	(1,082)
USD	256,276	TRY	2,060,000	SG	3/17/2021	(20,516)
USD	100,639	ZAR	1,550,000	SG	3/17/2021	(1,213)
ZAR	4,750,000	USD	315,868	SG	3/17/2021	(3,741)
CAD	19,640	USD	15,456	JPM	3/31/2021	(95)
USD	512,080	CAD	655,839	JPM	3/31/2021	(865)
Total unrealized depreciation						$(243,114)
Net unrealized appreciation						$28,553

** Non-deliverable forward.

See Notes to Consolidated Schedule of Investments

Equity swap contracts (“equity swaps”)

At January 31, 2021, the Fund had outstanding equity swaps as follows:

Over the counter equity swaps — Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
JPM	AA plc	GBP	9,642	12/2/2021	0.43%	0.40%	1M GBP LIBOR	T/1M	$386
JPM	American International Group, Inc.	USD	314,196	8/3/2021	0.53%	0.40%	1M USD LIBOR	T/1M	41,523
JPM	Ampol Ltd.	AUD	45,798	1/25/2022	0.66%	0.65%	1M AUD BBSW	T/1M	(10,266)
MS	Amundi SA	EUR	216,926	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	10,409
MS	Anima Holding SpA	EUR	370,627	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	87,160
JPM	Applegreen plc	EUR	22,481	12/24/2021	0.19%	0.75%	1M EURIBOR	T/1M	4
MS	Aspen Pharmacare Holdings Ltd.	USD	18,201	9/12/2021	0.93%	0.80%	1M USD LIBOR	T/1M	2,244
JPM	Atrium European Real Estate Ltd.	EUR	54,084	7/27/2021	(0.16)% - 0.09%	0.40% - 0.65%	1M EURIBOR	T/1M	3,162
JPM	Avantor, Inc.	USD	296,050	10/26/2021	0.53%	0.40%	1M USD LIBOR	T/1M	29,457
MS	Barclays plc	GBP	28,234	2/12/2021	0.63%	0.60%	1M GBP LIBOR	T/1M	(4,089)
MS	BNP Paribas SA	EUR	52,629	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	(1,705)
MS	Brenntag AG	EUR	124,430	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	35,876
MS	Bureau Veritas SA	EUR	187,337	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	28,895
JPM	CA Immobilien Anlagen AG	EUR	19,809	1/28/2022	(0.16)%	0.40%	1M EURIBOR	T/1M	(269)
JPM	Calisen plc	GBP	20,937	12/15/2021	0.43%	0.40%	1M GBP LIBOR	T/1M	84
JPM	Canadian National Railway Co.	USD	278,420	11/17/2021	0.53%	0.40%	1M USD LIBOR	T/1M	(20,310)
JPM	Clarivate plc	USD	198,934	12/17/2021	0.53%	0.40%	1M USD LIBOR	T/1M	(1,031)
JPM	Coca-Cola Amatil Ltd.	AUD	85,452	11/3/2021	0.66%	0.65%	1M AUD BBSW	T/1M	2,820
MS	Croda International plc	GBP	16,406	2/12/2021	0.63%	0.60%	1M GBP LIBOR	T/1M	5,550
JPM	Danaher Corp.	USD	226,899	6/22/2021	0.53%	0.40%	1M USD LIBOR	T/1M	59,884
MS	Danone SA	EUR	399,065	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	(115,369)
MS	Elis SA	EUR	35,591	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	(10,003)
JPM	Entain plc	GBP	53,487	1/14/2022	0.43%	0.40%	1M GBP LIBOR	T/1M	(6,046)
JPM	Entra ASA	NOK	114,420	11/30/2021	0.96%	0.65%	1M NIBOR	T/1M	1,039
MS	Eurofins Scientific SE	EUR	43,549	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	21,904
JPM	G4S plc	GBP	20,883	10/29/2021	0.43%	0.40%	1M GBP LIBOR	T/1M	5,905
MS	Gerresheimer AG	EUR	71,253	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	19,074
JPM	GrandVision NV	EUR	131,614	8/3/2021	0.09%	0.65%	1M EURIBOR	T/1M	291
JPM	Handicare Group AB	SEK	350,809	2/1/2022	0.07%	0.65%	1M STIBOR	T/1M	(261)
MS	HeidelbergCement AG	EUR	110,751	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	(7,764)
MS	Hermes International	EUR	24,435	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	9,027
JPM	Hunter Douglas NV	EUR	204,136	12/20/2021	0.09%	0.65%	1M EURIBOR	T/1M	2,031
MS	Hypera SA	USD	25,324	7/12/2021	0.78%	0.65%	1M USD LIBOR	T/1M	(8,242)
MS	Iliad SA	EUR	19,387	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	4,146
JPM	IMImobile plc	GBP	54,487	1/6/2022	0.43%	0.40%	1M GBP LIBOR	T/1M	(420)
JPM	Infraestructura Energetica Nova SAB de CV	USD	221,396	12/6/2021	0.63%	0.50%	1M USD LIBOR	T/1M	(18,809)
MS	ITV plc	GBP	62,187	2/12/2021	0.63%	0.60%	1M GBP LIBOR	T/1M	(240)
JPM	KAZ Minerals plc	GBP	35,772	11/22/2021	0.43%	0.40%	1M GBP LIBOR	T/1M	5,852
MS	Kering SA	EUR	154,356	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	34,693
JPM	Kiadis Pharma NV	EUR	14,365	11/4/2021	0.09%	0.65%	1M EURIBOR	T/1M	764
MS	LafargeHolcim Ltd. (Registered)	CHF	108,080	9/12/2021	(0.21)%	0.60%	1M CHF LIBOR	T/1M	63
MS	LVMH Moet Hennessy Louis Vuitton SE	EUR	30,895	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	8,145
JPM	Microsoft Corp.	USD	371,136	12/17/2021	0.53%	0.40%	1M USD LIBOR	T/1M	24,402
MS	Migros Ticaret A/S	USD	9,012	9/15/2021	1.53%	1.40%	1M USD LIBOR	T/1M	3,694
MS	NAVER Corp.	USD	87,390	10/15/2021	1.53%	1.40%	1M USD LIBOR	T/1M	12,474
MS	Nestle SA (Registered)	CHF	56,022	9/12/2021	(0.21)%	0.60%	1M CHF LIBOR	T/1M	(784)
JPM	NextEra Energy, Inc.	USD	402,005	1/4/2022	0.53%	0.40%	1M USD LIBOR	T/1M	24,507
JPM	Orange Belgium SA	EUR	43,766	12/9/2021	(0.16)% - (0.06)%	0.40% - 0.50%	1M EURIBOR	T/1M	971
JPM	OSRAM Licht AG	EUR	2,210	7/9/2021	0.09%	0.65%	1M EURIBOR	T/1M	462
JPM	Otis Worldwide Corp.	USD	292,089	5/26/2021	0.53%	0.40%	1M USD LIBOR	T/1M	56,882
JPM	Primo Water Corp.	USD	423,593	2/16/2021	0.53%	0.40%	1M USD LIBOR	T/1M	175,666

See Notes to Consolidated Schedule of Investments

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
MS	Publicis Groupe SA	EUR	36,132	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	$(3,900)
JPM	QIAGEN NV	EUR	55,346	3/5/2021	0.09%	0.65%	1M EURIBOR	T/1M	8,148
JPM	QUALCOMM, Inc.	USD	169,251	12/17/2021	0.53%	0.40%	1M USD LIBOR	T/1M	8,545
JPM	Recipharm AB	SEK	438,840	12/16/2021	0.07%	0.65%	1M STIBOR	T/1M	2,693
JPM	RH	USD	205,831	12/15/2021	0.53%	0.40%	1M USD LIBOR	T/1M	18,580
JPM	RSA Insurance Group plc	GBP	155,858	11/10/2021	0.43%	0.40%	1M GBP LIBOR	T/1M	974
MS	Ryanair Holdings plc	EUR	47,090	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	21,110
MS	SAP SE	EUR	161,497	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	(947)
JPM	Saracen Mineral Holdings Ltd.	AUD	213,369	11/17/2021	0.66%	0.65%	1M AUD BBSW	T/1M	(3,078)
JPM	Signature Aviation plc	USD	69,704	12/29/2021	0.53%	0.40%	1M USD LIBOR	T/1M	2,983
JPM	Siltronic AG	EUR	102,366	12/2/2021	0.09%	0.65%	1M EURIBOR	T/1M	10,185
MS	Smith & Nephew plc	GBP	258,695	2/12/2021	0.63%	0.60%	1M GBP LIBOR	T/1M	18,609
MS	Societe Generale SA	EUR	22,725	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	(11,641)
JPM	Spire Healthcare Group plc	GBP	11,047	11/23/2021	0.43%	0.40%	1M GBP LIBOR	T/1M	2,461
MS	Stroeer SE & Co. KGaA	EUR	53,902	9/12/2021	0.04%	0.60%	1M EURIBOR	T/1M	(3,161)
JPM	Suez SA	EUR	197,654	9/2/2021	0.09%	0.65%	1M EURIBOR	T/1M	19,113
JPM	Tele Columbus AG	EUR	24,655	12/28/2021	0.09%	0.65%	1M EURIBOR	T/1M	157
JPM	Tikkurila OYJ	EUR	44,446	12/22/2021	0.09%	0.65%	1M EURIBOR	T/1M	13,351
JPM	Walt Disney Co. (The)	USD	485,507	4/16/2021	0.53%	0.40%	1M USD LIBOR	T/1M	171,434
JPM	William Hill plc	GBP	121,457	9/29/2021	0.43%	0.40%	1M GBP LIBOR	T/1M	(2,510)
Total Long Positions of equity swaps									$786,944

Over the counter equity swaps — Short(c)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
JPM	Acuity Brands, Inc.	USD	(69,018)	6/15/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	$(15,205)
MS	Air Liquide SA	EUR	(160,245)	9/12/2021	(0.83)%	(0.35)%	1D EONIA	1M/T	(9,720)
MS	Allianz SE (Registered)	EUR	(138,025)	9/12/2021	(0.83)%	(0.35)%	1D EONIA	1M/T	12,616
MS	Anheuser-Busch InBev SA/NV	EUR	(86,755)	9/12/2021	(0.88)%	(0.40)%	1D EONIA	1M/T	6,212
JPM	AT&T, Inc.	USD	(167,543)	2/24/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(92)
MS	AXA SA	EUR	(69,394)	9/12/2021	(0.83)%	(0.35)%	1D EONIA	1M/T	14,013
JPM	B&G Foods, Inc.	USD	(49,885)	9/23/2021	(4.70)% - (1.45)%	(4.83)% - (1.58)%	1M USD LIBOR	1M/T	(14,967)
MS	Banco Bilbao Vizcaya Argentaria SA	EUR	(46,470)	9/12/2021	(0.88)%	(0.40)%	1D EONIA	1M/T	(63)
MS	Banco Santander SA	EUR	(72,211)	9/12/2021	(0.88)%	(0.40)%	1D EONIA	1M/T	4,622
MS	BASF SE	EUR	(102,128)	9/12/2021	(0.83)%	(0.35)%	1D EONIA	1M/T	(11,285)
MS	Bayerische Motoren Werke AG	EUR	(75,541)	9/12/2021	(0.83)%	(0.35)%	1D EONIA	1M/T	(8,349)
JPM	Belden, Inc.	USD	(44,642)	10/18/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(13,381)
JPM	Beyond Meat, Inc.	USD	(48,260)	1/11/2022	(0.70)%	(0.83)%	1M USD LIBOR	1M/T	(13,014)
JPM	Bloom Energy Corp.	USD	(62,663)	11/18/2021	(2.95)% - (0.27)%	(3.08)% - (0.40)%	1M USD LIBOR	1M/T	(28,289)
MS	Bunzl plc	GBP	(65,377)	2/12/2021	(0.25)%	(0.30)%	1D SONIA	1M/T	(7,775)
JPM	Canadian Tire Corp. Ltd.	CAD	(66,324)	9/20/2021	0.02%	(0.40)%	1M CDOR	1M/T	(10,286)
JPM	Citrix Systems, Inc.	USD	(71,454)	5/14/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(7,747)
MS	Daimler AG (Registered)	EUR	(94,154)	9/12/2021	(0.83)%	(0.35)%	1D EONIA	1M/T	(28,638)
MS	Deutsche Post AG (Registered)	EUR	(108,881)	9/12/2021	(0.83)%	(0.35)%	1D EONIA	1M/T	(23,096)
MS	Deutsche Telekom AG (Registered)	EUR	(63,401)	9/12/2021	(0.83)%	(0.35)%	1D EONIA	1M/T	2,481
MS	Elisa OYJ	EUR	(50,062)	9/12/2021	(0.88)%	(0.40)%	1D EONIA	1M/T	142
MS	Enel SpA	EUR	(69,681)	9/12/2021	(0.88)%	(0.40)%	1D EONIA	1M/T	(7,733)
MS	Engie SA	EUR	(88,022)	9/12/2021	(0.83)%	(0.35)%	1D EONIA	1M/T	(2,254)
MS	Etablissements Franz Colruyt NV	EUR	(190,471)	9/12/2021	(0.88)%	(0.40)%	1D EONIA	1M/T	61,277
JPM	Fox Corp.	USD	(77,139)	1/21/2022	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(2,895)
MS	Givaudan SA (Registered)	CHF	(136,648)	9/12/2021	(1.08)%	(0.35)%	1D SARON	1M/T	(36,518)
MS	GlaxoSmithKline plc	GBP	(29,691)	2/12/2021	(0.25)%	(0.30)%	1D SONIA	1M/T	6,020
JPM	Grifols SA	USD	(155,084)	4/14/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	13,411

See Notes to Consolidated Schedule of Investments

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
JPM	Guess?, Inc.	USD	(75,628)	8/25/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	$(19,773)
JPM	Guidewire Software, Inc.	USD	(92,710)	3/23/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(1,966)
MS	Hannover Rueck SE	EUR	(48,128)	9/12/2021	(0.83)%	(0.35)%	1D EONIA	1M/T	17,253
JPM	Harsco Corp.	USD	(74,918)	10/29/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(11,690)
JPM	HealthEquity, Inc.	USD	(85,388)	12/23/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(17,982)
JPM	HelloFresh SE	EUR	(29,525)	1/26/2022	(0.96)%	(0.40)%	1M EURIBOR	1M/T	(820)
MS	Hennes & Mauritz AB	SEK	(776,860)	10/19/2021	(0.48)%	(0.40)%	1W STIBOR	1M/T	6,524
JPM	Integer Holdings Corp.	USD	(40,664)	3/17/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(4,521)
MS	Intesa Sanpaolo SpA	EUR	(49,697)	9/12/2021	(0.88)%	(0.40)%	1D EONIA	1M/T	7,018
JPM	J M Smucker Co. (The)	USD	(83,582)	10/7/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(1,907)
JPM	Just Eat Takeaway.com NV	USD	(90,674)	6/15/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	370
JPM	Kellogg Co.	USD	(36,071)	10/7/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(53)
MS	Koninklijke Ahold Delhaize NV	EUR	(122,951)	9/12/2021	(0.83)%	(0.35)%	1D EONIA	1M/T	(18,740)
MS	Koninklijke Philips NV	EUR	(105,869)	9/12/2021	(0.83)%	(0.35)%	1D EONIA	1M/T	(8,029)
JPM	Kroger Co. (The)	USD	(102,500)	3/30/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(6,233)
MS	L’Oreal SA	EUR	(182,183)	9/12/2021	(0.83)%	(0.35)%	1D EONIA	1M/T	(19,026)
MS	Marks & Spencer Group plc	GBP	(22,157)	2/12/2021	(0.25)%	(0.30)%	1D SONIA	1M/T	16,070
MS	Merck & Co., Inc.	USD	(33,834)	12/14/2021	(0.28)%	(0.35)%	1D FEDEF	1M/T	1,508
JPM	National Bank of Canada	CAD	(35,935)	3/11/2021	0.02%	(0.40)%	1M CDOR	1M/T	(4,785)
MS	Next plc	GBP	(30,379)	2/12/2021	(0.25)%	(0.30)%	1D SONIA	1M/T	(10,089)
MS	NIKE, Inc.	USD	(56,776)	12/14/2021	(0.28)%	(0.35)%	1D FEDEF	1M/T	(21,076)
MS	Nokia OYJ	EUR	(54,509)	9/12/2021	(0.88)%	(0.40)%	1D EONIA	1M/T	(6,945)
JPM	Northern Star Resources Ltd.	AUD	(211,858)	11/17/2021	(0.49)%	(0.50)%	1M AUD BBSW	1M/T	4,976
JPM	Omnicom Group, Inc.	USD	(35,432)	1/31/2022	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	2,380
JPM	Pearson plc	GBP	(48,195)	8/24/2021	(0.37)%	(0.40)%	1M GBP LIBOR	1M/T	(18,548)
JPM	Perdoceo Education Corp.	USD	(40,459)	1/10/2022	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	1,856
MS	Pfizer, Inc.	USD	(27,033)	12/14/2021	(0.28)%	(0.35)%	1D FEDEF	1M/T	2,118
JPM	Proto Labs, Inc.	USD	(76,460)	2/10/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(24,969)
JPM	Qualys, Inc.	USD	(112,853)	1/11/2022	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(14,963)
JPM	Resideo Technologies, Inc.	USD	(44,675)	8/5/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(22,377)
JPM	Robert Half International, Inc.	USD	(41,378)	6/16/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(6,461)
MS	Schneider Electric SE	EUR	(114,298)	9/12/2021	(0.83)%	(0.35)%	1D EONIA	1M/T	(28,395)
JPM	Sempra Energy	USD	(74,999)	12/21/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	5,095
JPM	Shake Shack, Inc.	USD	(61,587)	4/19/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(20,293)
MS	Siemens AG (Registered)	EUR	(140,734)	9/12/2021	(0.83)%	(0.35)%	1D EONIA	1M/T	(36,373)
JPM	Signify NV	EUR	(55,609)	3/2/2021	(0.96)%	(0.40)%	1M EURIBOR	1M/T	(32,229)
JPM	SL Green Realty Corp.	USD	(16,735)	3/30/2021	(0.27)% - 0.53%	(0.40)% - 0.40%	1M USD LIBOR	1M/T	(5,294)
JPM	SolarEdge Technologies, Inc.	USD	(87,364)	3/19/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(25,073)
JPM	Strategic Education, Inc.	USD	(79,180)	9/27/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	7,373
MS	Swisscom AG (Registered)	CHF	(53,394)	9/12/2021	(1.08)%	(0.35)%	1D SARON	1M/T	3,769
MS	Telefonica SA	EUR	(36,919)	9/12/2021	(0.88)%	(0.40)%	1D EONIA	1M/T	16,626
JPM	Teradata Corp.	USD	(36,450)	10/14/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(8,795)
MS	Tesla, Inc.	USD	(120,617)	12/14/2021	(0.28)%	(0.35)%	1D FEDEF	1M/T	(21,973)
MS	Vinci SA	EUR	(101,009)	9/12/2021	(0.83)%	(0.35)%	1D EONIA	1M/T	22,162
JPM	Volvo AB	SEK	(245,885)	6/18/2021	(1.08)%	(0.50)%	1M STIBOR	1M/T	(8,127)
JPM	West Pharmaceutical Services, Inc.	USD	(57,203)	10/25/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(4,802)
JPM	Westinghouse Air Brake Technologies Corp.	USD	(80,444)	4/21/2021	(0.27)%	(0.40)%	1M USD LIBOR	1M/T	(750)
Total Short Positions of equity swaps									$(438,472)
Total Long and Short Positions of equity swaps									$348,472
Total Financing Costs and Other Receivables/(Payables) of equity swaps									$4,689
Total Long and Short Positions including Financing Costs and Other Receivables/(Payables) of equity swaps									$353,161

(a)	The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at January 31, 2021.
(c)	The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.

See Notes to Consolidated Schedule of Investments

Total return basket swap contracts (“total return basket swaps”)

At January 31, 2021, the Fund had outstanding total return basket swaps(a) as follows:

Over the counter total return basket swaps—Short(b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
JPM	JPCR217	(0.17)%	(0.30)%	1M USD LIBOR	1M/T	1/20/2022	$5,651
JPM	JPCR218	(0.17)%	(0.30)%	1M USD LIBOR	1M/T	1/21/2022	6,257
JPM	JPCR219	(0.17)%	(0.30)%	1M USD LIBOR	1M/T	1/24/2022	5,965
JPM	JPCR220	(0.17)%	(0.30)%	1M USD LIBOR	1M/T	1/25/2022	6,752
JPM	JPCR221	(0.17)%	(0.30)%	1M USD LIBOR	1M/T	1/26/2022	7,732
JPM	JPCR222	(0.17)%	(0.30)%	1M USD LIBOR	1M/T	1/27/2022	7,837
JPM	JPCR223	(0.17)%	(0.30)%	1M USD LIBOR	1M/T	1/28/2022	7,100
JPM	JPCR224	(0.17)%	(0.30)%	1M USD LIBOR	1M/T	1/31/2022	4,857
JPM	JPCR225	(0.17)%	(0.30)%	1M USD LIBOR	1M/T	2/1/2022	1,167
JPM	JPCR226	(0.17)%	(0.30)%	1M USD LIBOR	1M/T	2/2/2022	2,208

Total							$55,526

(a)           The following tables represent required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR217
Clorox Co/The	(20)	$(4,985)	$147	2.5%
Hormel Foods Corp	(90)	(4,960)	146	2.5%
General Mills Inc	(71)	(4,851)	143	2.4%
Kroger Co/The	(120)	(4,845)	143	2.4%
Ford Motor Co	(390)	(4,819)	142	2.4%
Apple Inc	(31)	(4,764)	141	2.4%
Walgreens Boots Alliance Inc	(80)	(4,742)	140	2.4%
Home Depot Inc/The	(15)	(4,697)	139	2.4%
Church & Dwight Co Inc	(47)	(4,650)	137	2.3%
Amgen Inc	(16)	(4,650)	137	2.3%
Kellogg Co	(67)	(4,646)	137	2.3%
McDonald’s Corp	(19)	(4,640)	137	2.3%
Cisco Systems Inc/Delaware	(88)	(4,596)	136	2.3%
Hershey Co/The	(27)	(4,592)	136	2.3%
General Motors Co	(77)	(4,578)	135	2.3%
Arista Networks Inc	(13)	(4,572)	135	2.3%
Moody’s Corp	(15)	(4,553)	135	2.3%
McCormick & Co Inc/MD	(43)	(4,549)	134	2.3%
Cognizant Technology Solutions Corp	(49)	(4,532)	134	2.3%
Costco Wholesale Corp	(11)	(4,527)	134	2.3%
Mettler-Toledo International Inc	(3)	(4,515)	133	2.3%
Motorola Solutions Inc	(23)	(4,495)	133	2.3%
PepsiCo Inc	(28)	(4,484)	133	2.3%
Micron Technology Inc	(49)	(4,481)	132	2.3%
Ecolab Inc	(19)	(4,481)	132	2.3%
Sherwin-Williams Co/The	(6)	(4,480)	132	2.3%
ANSYS Inc	(11)	(4,469)	132	2.3%
Fidelity National Information Services I	(31)	(4,448)	131	2.2%
Best Buy Co Inc	(35)	(4,446)	131	2.2%
CVS Health Corp	(53)	(4,443)	131	2.2%
Agilent Technologies Inc	(31)	(4,438)	131	2.2%
Fiserv Inc	(37)	(4,426)	131	2.2%
Starbucks Corp	(39)	(4,425)	131	2.2%
Sysco Corp	(52)	(4,408)	130	2.2%
Estee Lauder Cos Inc/The	(16)	(4,405)	130	2.2%
Canadian Imperial Bank of Commerce	(44)	(4,403)	130	2.2%
Magna International Inc	(53)	(4,394)	130	2.2%

See Notes to Consolidated Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR217 (cont’d)
Constellation Brands Inc	(18)	$(4,385)	$130	2.2%
Target Corp	(20)	(4,258)	126	2.2%
Dollar General Corp	(18)	(4,248)	125	2.1%
Zillow Group Inc	(27)	(4,225)	125	2.1%
VF Corp	(46)	(4,190)	124	2.1%
Restaurant Brands International Inc	(62)	(4,180)	124	2.1%
LyondellBasell Industries NV	(40)	(4,037)	119	2.1%
		$(198,912)	$5,874
Accrued Net Interest Receivable/(Payable)			(223)
			$5,651

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR218
Ford Motor Co	(510)	$(7,021)	$226	3.5%
Clorox Co/The	(25)	(6,951)	224	3.5%
Hormel Foods Corp	(112)	(6,845)	220	3.5%
Apple Inc	(39)	(6,803)	219	3.4%
General Mills Inc	(89)	(6,771)	218	3.4%
Walgreens Boots Alliance Inc	(102)	(6,733)	217	3.4%
Kroger Co/The	(149)	(6,710)	216	3.4%
General Motors Co	(100)	(6,648)	214	3.3%
Kellogg Co	(85)	(6,545)	210	3.3%
Church & Dwight Co Inc	(59)	(6,492)	209	3.3%
McDonald’s Corp	(24)	(6,490)	209	3.3%
Amgen Inc	(20)	(6,446)	207	3.2%
Home Depot Inc/The	(18)	(6,441)	207	3.2%
Hershey Co/The	(34)	(6,421)	207	3.2%
Costco Wholesale Corp	(14)	(6,378)	205	3.2%
Ecolab Inc	(24)	(6,360)	205	3.2%
PepsiCo Inc	(35)	(6,331)	204	3.2%
Magna International Inc	(69)	(6,316)	203	3.2%
Constellation Brands Inc	(23)	(6,285)	202	3.2%
Best Buy Co Inc	(44)	(6,257)	201	3.2%
Sherwin-Williams Co/The	(7)	(6,250)	201	3.2%
Agilent Technologies Inc	(40)	(6,241)	201	3.2%
Estee Lauder Cos Inc/The	(20)	(6,226)	200	3.1%
Fiserv Inc	(46)	(6,221)	200	3.1%
Zillow Group Inc	(36)	(6,219)	200	3.1%
CVS Health Corp	(66)	(6,158)	198	3.1%
Target Corp	(26)	(6,096)	196	3.1%
Dollar General Corp	(24)	(6,033)	194	3.0%
Restaurant Brands International Inc	(79)	(6,012)	193	3.0%
VF Corp	(60)	(6,005)	193	3.0%
LyondellBasell Industries NV	(53)	(5,923)	190	3.0%
		$(198,628)	$6,389
Accrued Net Interest Receivable/(Payable)			(132)
			$6,257

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR219
Clorox Co/The	(18)	$(4,451)	$137	2.2%
Ford Motor Co	(354)	(4,388)	135	2.2%
Hormel Foods Corp	(79)	(4,372)	135	2.2%
General Mills Inc	(64)	(4,358)	134	2.2%
Walgreens Boots Alliance Inc	(74)	(4,358)	134	2.2%
Duke Energy Corp	(39)	(4,343)	134	2.2%
Apple Inc	(28)	(4,310)	133	2.2%
Kroger Co/The	(105)	(4,285)	132	2.2%
Kellogg Co	(61)	(4,210)	130	2.1%
Costco Wholesale Corp	(10)	(4,151)	128	2.1%

See Notes to Consolidated Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR219 (cont’d)
McDonald’s Corp	(17)	$(4,151)	$128	2.1%
Church & Dwight Co Inc	(42)	(4,140)	128	2.1%
Home Depot Inc/The	(13)	(4,139)	127	2.1%
Moody’s Corp	(13)	(4,129)	127	2.1%
Cisco Systems Inc/Delaware	(78)	(4,119)	127	2.1%
HCA Healthcare Inc	(21)	(4,084)	126	2.0%
Hershey Co/The	(24)	(4,083)	126	2.0%
Pfizer Inc	(96)	(4,081)	126	2.0%
Cognizant Technology Solutions Corp	(44)	(4,081)	126	2.0%
Motorola Solutions Inc	(21)	(4,073)	126	2.0%
Best Buy Co Inc	(32)	(4,071)	125	2.0%
Philip Morris International Inc	(43)	(4,061)	125	2.0%
Amgen Inc	(14)	(4,060)	125	2.0%
Magna International Inc	(49)	(4,047)	125	2.0%
Arista Networks Inc	(11)	(4,039)	124	2.0%
Fidelity National Information Services I	(28)	(4,026)	124	2.0%
Target Corp	(19)	(4,020)	124	2.0%
McCormick & Co Inc/MD	(38)	(4,020)	124	2.0%
PepsiCo Inc	(25)	(4,014)	124	2.0%
ANSYS Inc	(10)	(4,004)	123	2.0%
Canadian Imperial Bank of Commerce	(40)	(3,989)	123	2.0%
Sysco Corp	(47)	(3,988)	123	2.0%
Fiserv Inc	(33)	(3,982)	123	2.0%
Sherwin-Williams Co/The	(5)	(3,981)	123	2.0%
Estee Lauder Cos Inc/The	(14)	(3,977)	122	2.0%
CVS Health Corp	(47)	(3,968)	122	2.0%
Mettler-Toledo International Inc	(3)	(3,962)	122	2.0%
Ecolab Inc	(16)	(3,955)	122	2.0%
Constellation Brands Inc	(16)	(3,951)	122	2.0%
Dollar General Corp	(17)	(3,943)	121	2.0%
Starbucks Corp	(35)	(3,942)	121	2.0%
Agilent Technologies Inc	(28)	(3,940)	121	2.0%
Align Technology Inc	(6)	(3,935)	121	2.0%
VF Corp	(43)	(3,917)	121	2.0%
Restaurant Brands International Inc	(57)	(3,900)	120	2.0%
General Motors Co	(65)	(3,859)	119	2.0%
Micron Technology Inc	(41)	(3,822)	118	1.9%
LyondellBasell Industries NV	(38)	(3,817)	118	1.9%
Zillow Group Inc	(25)	(3,784)	117	1.9%
		$(199,280)	$6,141
Accrued Net Interest Receivable/(Payable)			(176)
			$5,965

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR220
Clorox Co/The	(15)	$(3,440)	$118	1.7%
General Mills Inc	(53)	(3,396)	116	1.7%
Hormel Foods Corp	(66)	(3,388)	116	1.7%
Walgreens Boots Alliance Inc	(61)	(3,380)	116	1.7%
Kroger Co/The	(89)	(3,374)	116	1.7%
Duke Energy Corp	(33)	(3,349)	115	1.7%
Hologic Inc	(38)	(3,339)	115	1.7%
3M Co	(17)	(3,338)	114	1.7%
PACCAR Inc	(33)	(3,301)	113	1.7%
Automatic Data Processing Inc	(18)	(3,290)	113	1.6%
Apple Inc	(22)	(3,233)	111	1.6%
Church & Dwight Co Inc	(35)	(3,223)	111	1.6%
Cummins Inc	(12)	(3,206)	110	1.6%
Home Depot Inc/The	(11)	(3,193)	110	1.6%
International Paper Co	(58)	(3,191)	109	1.6%
Stanley Black & Decker Inc	(17)	(3,187)	109	1.6%
Pfizer Inc	(81)	(3,181)	109	1.6%

See Notes to Consolidated Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR220 (cont’d)
Cisco Systems Inc/Delaware	(65)	$(3,180)	$109	1.6%
Arista Networks Inc	(9)	(3,163)	109	1.6%
McCormick & Co Inc/MD	(32)	(3,156)	108	1.6%
Altria Group Inc	(70)	(3,156)	108	1.6%
Costco Wholesale Corp	(8)	(3,155)	108	1.6%
Philip Morris International Inc	(36)	(3,153)	108	1.6%
McDonald’s Corp	(14)	(3,147)	108	1.6%
Hershey Co/The	(20)	(3,144)	108	1.6%
United Parcel Service Inc	(18)	(3,136)	108	1.6%
Best Buy Co Inc	(26)	(3,136)	107	1.6%
Ford Motor Co	(272)	(3,136)	107	1.6%
Motorola Solutions Inc	(17)	(3,134)	107	1.6%
HCA Healthcare Inc	(18)	(3,129)	107	1.6%
Moody’s Corp	(11)	(3,126)	107	1.6%
PepsiCo Inc	(21)	(3,125)	107	1.6%
Target Corp	(16)	(3,112)	107	1.6%
CVS Health Corp	(40)	(3,100)	106	1.5%
Cintas Corp	(9)	(3,097)	106	1.5%
Amgen Inc	(12)	(3,094)	106	1.5%
Canadian Imperial Bank of Commerce	(33)	(3,094)	106	1.5%
Cognizant Technology Solutions Corp	(36)	(3,078)	105	1.5%
Caterpillar Inc	(15)	(3,075)	105	1.5%
Dollar General Corp	(15)	(3,069)	105	1.5%
Fidelity National Information Services I	(23)	(3,046)	104	1.5%
Restaurant Brands International Inc	(48)	(3,046)	104	1.5%
Rockwell Automation Inc	(11)	(3,045)	104	1.5%
Fiserv Inc	(27)	(3,043)	104	1.5%
Emerson Electric Co	(35)	(3,041)	104	1.5%
Sherwin-Williams Co/The	(4)	(3,039)	104	1.5%
Agilent Technologies Inc	(23)	(3,034)	104	1.5%
Micron Technology Inc	(35)	(3,032)	104	1.5%
Ecolab Inc	(14)	(3,029)	104	1.5%
Fastenal Co	(61)	(3,028)	104	1.5%
ANSYS Inc	(8)	(3,027)	104	1.5%
Eaton Corp PLC	(24)	(3,022)	104	1.5%
VF Corp	(36)	(3,020)	103	1.5%
Align Technology Inc	(5)	(3,011)	103	1.5%
Sysco Corp	(38)	(3,003)	103	1.5%
WW Grainger Inc	(8)	(2,999)	103	1.5%
Estee Lauder Cos Inc/The	(12)	(2,999)	103	1.5%
Constellation Brands Inc	(13)	(2,999)	103	1.5%
Magna International Inc	(39)	(2,996)	103	1.5%
Mettler-Toledo International Inc	(2)	(2,978)	102	1.5%
Starbucks Corp	(28)	(2,969)	102	1.5%
LyondellBasell Industries NV	(31)	(2,939)	101	1.5%
General Motors Co	(53)	(2,934)	101	1.4%
Zillow Group Inc	(20)	(2,841)	97	1.4%
		$(200,024)	$6,855
Accrued Net Interest Receivable/(Payable)			(103)
			$6,752

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR221
Walgreens Boots Alliance Inc	(89)	$(4,640)	$182	2.3%
3M Co	(25)	(4,473)	176	2.3%
Automatic Data Processing Inc	(26)	(4,456)	175	2.3%
Cisco Systems Inc/Delaware	(93)	(4,295)	169	2.2%
Arista Networks Inc	(13)	(4,289)	169	2.2%
Pfizer Inc	(115)	(4,277)	168	2.1%
Moody’s Corp	(16)	(4,274)	168	2.1%
Stanley Black & Decker Inc	(24)	(4,260)	167	2.1%
International Paper Co	(81)	(4,232)	166	2.1%

See Notes to Consolidated Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR221 (cont’d)
McDonald’s Corp	(20)	$(4,230)	$166	2.1%
Motorola Solutions Inc	(24)	(4,226)	166	2.1%
Costco Wholesale Corp	(12)	(4,222)	166	2.1%
HCA Healthcare Inc	(25)	(4,218)	166	2.1%
Home Depot Inc/The	(15)	(4,218)	166	2.1%
United Parcel Service Inc	(26)	(4,208)	165	2.1%
CVS Health Corp	(57)	(4,203)	165	2.1%
Align Technology Inc	(8)	(4,199)	165	2.1%
Apple Inc	(31)	(4,190)	165	2.1%
Cognizant Technology Solutions Corp	(52)	(4,189)	165	2.1%
Canadian Imperial Bank of Commerce	(47)	(4,187)	164	2.1%
Cintas Corp	(13)	(4,172)	164	2.1%
Amgen Inc	(17)	(4,163)	164	2.1%
ANSYS Inc	(11)	(4,142)	163	2.1%
Restaurant Brands International Inc	(69)	(4,139)	163	2.1%
Caterpillar Inc	(22)	(4,135)	162	2.1%
Best Buy Co Inc	(37)	(4,130)	162	2.1%
Target Corp	(22)	(4,117)	162	2.1%
Fastenal Co	(87)	(4,114)	162	2.1%
Agilent Technologies Inc	(33)	(4,112)	162	2.1%
Cummins Inc	(17)	(4,108)	161	2.1%
Fiserv Inc	(39)	(4,096)	161	2.1%
Emerson Electric Co	(50)	(4,093)	161	2.1%
Eaton Corp PLC	(34)	(4,088)	161	2.1%
Sherwin-Williams Co/The	(6)	(4,083)	160	2.0%
Mettler-Toledo International Inc	(3)	(4,078)	160	2.0%
Dollar General Corp	(20)	(4,072)	160	2.0%
WW Grainger Inc	(11)	(4,049)	159	2.0%
Rockwell Automation Inc	(16)	(4,035)	158	2.0%
LyondellBasell Industries NV	(45)	(4,024)	158	2.0%
Starbucks Corp	(40)	(4,023)	158	2.0%
Fidelity National Information Services I	(31)	(4,016)	158	2.0%
PACCAR Inc	(42)	(4,015)	158	2.0%
Micron Technology Inc	(49)	(4,001)	157	2.0%
General Motors Co	(76)	(3,999)	157	2.0%
VF Corp	(50)	(3,969)	156	2.0%
Ford Motor Co	(364)	(3,969)	156	2.0%
Magna International Inc	(54)	(3,962)	156	2.0%
Zillow Group Inc	(29)	(3,886)	153	1.9%
		$(199,276)	$7,831
Accrued Net Interest Receivable/(Payable)			(99)
			$7,732

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR222
3M Co	(31)	$(5,845)	$233	2.9%
Automatic Data Processing Inc	(32)	(5,734)	229	2.9%
Moody’s Corp	(20)	(5,615)	224	2.8%
Cisco Systems Inc/Delaware	(117)	(5,601)	223	2.8%
Stanley Black & Decker Inc	(30)	(5,569)	222	2.8%
Arista Networks Inc	(17)	(5,559)	222	2.8%
Align Technology Inc	(10)	(5,533)	221	2.8%
Pfizer Inc	(144)	(5,524)	220	2.8%
Cintas Corp	(16)	(5,514)	220	2.8%
Canadian Imperial Bank of Commerce	(60)	(5,491)	219	2.8%
United Parcel Service Inc	(33)	(5,483)	219	2.7%
International Paper Co	(102)	(5,481)	219	2.7%
HCA Healthcare Inc	(32)	(5,473)	218	2.7%
Cognizant Technology Solutions Corp	(65)	(5,442)	217	2.7%
Motorola Solutions Inc	(30)	(5,425)	216	2.7%
Fiserv Inc	(49)	(5,384)	215	2.7%
Fidelity National Information Services I	(41)	(5,380)	215	2.7%

See Notes to Consolidated Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR222 (cont’d)
Fastenal Co	(110)	$(5,374)	$214	2.7%
Caterpillar Inc	(27)	(5,358)	214	2.7%
Amgen Inc	(21)	(5,357)	214	2.7%
Micron Technology Inc	(64)	(5,350)	214	2.7%
Agilent Technologies Inc	(42)	(5,350)	214	2.7%
Cummins Inc	(21)	(5,338)	213	2.7%
Apple Inc	(38)	(5,337)	213	2.7%
Emerson Electric Co	(63)	(5,330)	213	2.7%
ANSYS Inc	(14)	(5,321)	212	2.7%
Mettler-Toledo International Inc	(4)	(5,321)	212	2.7%
Eaton Corp PLC	(42)	(5,320)	212	2.7%
Sherwin-Williams Co/The	(7)	(5,314)	212	2.7%
LyondellBasell Industries NV	(57)	(5,273)	210	2.6%
Rockwell Automation Inc	(20)	(5,256)	210	2.6%
WW Grainger Inc	(13)	(5,209)	208	2.6%
Magna International Inc	(69)	(5,199)	207	2.6%
PACCAR Inc	(53)	(5,190)	207	2.6%
General Motors Co	(95)	(5,145)	205	2.5%
Ford Motor Co	(456)	(5,141)	205	2.5%
Zillow Group Inc	(36)	(5,032)	201	2.5%
		$(199,568)	$7,962
Accrued Net Interest Receivable/(Payable)			(125)
			$7,837

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR223
Walgreens Boots Alliance Inc	(180)	$(7,784)	$283	3.9%
Automatic Data Processing Inc	(53)	(7,473)	271	3.7%
Arista Networks Inc	(28)	(7,404)	269	3.7%
Stanley Black & Decker Inc	(49)	(7,344)	267	3.7%
Cisco Systems Inc/Delaware	(191)	(7,333)	266	3.7%
CVS Health Corp	(118)	(7,250)	263	3.6%
Caterpillar Inc	(46)	(7,229)	263	3.6%
Cognizant Technology Solutions Corp	(108)	(7,215)	262	3.6%
Align Technology Inc	(16)	(7,214)	262	3.6%
International Paper Co	(166)	(7,190)	261	3.6%
Cintas Corp	(26)	(7,181)	261	3.6%
Eaton Corp PLC	(71)	(7,157)	260	3.6%
Fidelity National Information Services I	(67)	(7,155)	260	3.6%
Motorola Solutions Inc	(50)	(7,144)	259	3.6%
ANSYS Inc	(23)	(7,136)	259	3.6%
Pfizer Inc	(231)	(7,133)	259	3.6%
Emerson Electric Co	(104)	(7,126)	259	3.6%
Agilent Technologies Inc	(68)	(7,094)	258	3.5%
LyondellBasell Industries NV	(96)	(7,060)	256	3.5%
Rockwell Automation Inc	(33)	(7,058)	256	3.5%
Cummins Inc	(35)	(7,043)	256	3.5%
Sherwin-Williams Co/The	(12)	(6,979)	253	3.5%
Dollar General Corp	(42)	(6,978)	253	3.5%
WW Grainger Inc	(22)	(6,958)	253	3.5%
Amgen Inc	(33)	(6,956)	253	3.5%
PACCAR Inc	(88)	(6,900)	250	3.4%
Apple Inc	(60)	(6,839)	248	3.4%
Zillow Group Inc	(58)	(6,580)	239	3.3%
		$(199,913)	$7,259
Accrued Net Interest Receivable/(Payable)			(159)
			$7,100

See Notes to Consolidated Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR224
Walgreens Boots Alliance Inc	(120)	$(5,910)	$148	3.0%
Rockwell Automation Inc	(24)	(5,882)	148	3.0%
Automatic Data Processing Inc	(36)	(5,806)	146	3.0%
Arista Networks Inc	(19)	(5,796)	145	3.0%
3M Co	(34)	(5,776)	145	2.9%
Cisco Systems Inc/Delaware	(131)	(5,699)	143	2.9%
Cintas Corp	(18)	(5,695)	143	2.9%
Clorox Co/The	(28)	(5,690)	143	2.9%
Stanley Black & Decker Inc	(33)	(5,683)	143	2.9%
Align Technology Inc	(11)	(5,680)	143	2.9%
Cognizant Technology Solutions Corp	(74)	(5,669)	142	2.9%
Caterpillar Inc	(32)	(5,651)	142	2.9%
LyondellBasell Industries NV	(67)	(5,645)	142	2.9%
Eaton Corp PLC	(49)	(5,640)	142	2.9%
International Paper Co	(114)	(5,635)	141	2.9%
Motorola Solutions Inc	(34)	(5,618)	141	2.9%
Agilent Technologies Inc	(48)	(5,610)	141	2.9%
Emerson Electric Co	(72)	(5,606)	141	2.9%
WW Grainger Inc	(16)	(5,597)	140	2.9%
ANSYS Inc	(16)	(5,592)	140	2.9%
CVS Health Corp	(80)	(5,585)	140	2.8%
Estee Lauder Cos Inc/The	(24)	(5,581)	140	2.8%
Fidelity National Information Services I	(46)	(5,573)	140	2.8%
Pfizer Inc	(158)	(5,567)	140	2.8%
United Parcel Service Inc	(37)	(5,555)	139	2.8%
Church & Dwight Co Inc	(67)	(5,551)	139	2.8%
Fastenal Co	(124)	(5,541)	139	2.8%
Sherwin-Williams Co/The	(8)	(5,531)	139	2.8%
Cummins Inc	(24)	(5,495)	138	2.8%
Dollar General Corp	(29)	(5,463)	137	2.8%
Amgen Inc	(23)	(5,401)	136	2.8%
PACCAR Inc	(60)	(5,396)	135	2.8%
Kroger Co/The	(159)	(5,384)	135	2.7%
Apple Inc	(41)	(5,333)	134	2.7%
Fox Corp	(169)	(5,164)	130	2.6%
		$(196,000)	$4,920
Accrued Net Interest Receivable/(Payable)			(63)
			$4,857

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR225
HCA Healthcare Inc	(104)	$(14,509)	$86	7.4%
Align Technology Inc	(32)	(14,455)	86	7.4%
Cognizant Technology Solutions Corp	(215)	(14,353)	85	7.3%
Zillow Group Inc	(128)	(14,350)	85	7.3%
ANSYS Inc	(47)	(14,243)	85	7.3%
Agilent Technologies Inc	(138)	(14,183)	85	7.2%
Fidelity National Information Services I	(133)	(14,128)	84	7.2%
Arista Networks Inc	(54)	(14,107)	84	7.2%
Pfizer Inc	(456)	(14,041)	84	7.2%
Motorola Solutions Inc	(95)	(13,695)	82	7.0%
Cisco Systems Inc/Delaware	(358)	(13,678)	82	7.0%
Sherwin-Williams Co/The	(23)	(13,519)	81	6.9%
Amgen Inc	(65)	(13,484)	80	6.9%
Apple Inc	(115)	(13,025)	78	6.7%
		$(195,770)	$1,167
Accrued Net Interest Receivable/(Payable)			—
			$1,167

See Notes to Consolidated Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR226
Micron Technology Inc	(185)	$(14,293)	$160	7.2%
Mettler-Toledo International Inc	(12)	(14,282)	160	7.2%
Arista Networks Inc	(47)	(14,231)	159	7.2%
Walgreens Boots Alliance Inc	(286)	(14,193)	159	7.2%
Cognizant Technology Solutions Corp	(184)	(14,142)	158	7.2%
CVS Health Corp	(200)	(14,126)	158	7.2%
Motorola Solutions Inc	(86)	(14,123)	158	7.2%
Zillow Group Inc	(110)	(14,110)	158	7.1%
Fidelity National Information Services I	(116)	(14,102)	158	7.1%
Cisco Systems Inc/Delaware	(320)	(14,075)	157	7.1%
Dollar General Corp	(73)	(13,995)	157	7.1%
ANSYS Inc	(40)	(13,979)	156	7.1%
Realty Income Corp	(239)	(13,924)	156	7.1%
Apple Inc	(106)	(13,779)	154	7.0%
		$(197,354)	$2,208
Accrued Net Interest Receivable/(Payable)			—
			$2,208

Total Return Basket Swaps, at value			$55,526

(b)

The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)	Effective rate at January 31, 2021.

At January 31, 2021, the Fund had cash collateral of $2,040,000, $1,290,000 and $1,094,843 deposited in a segregated account for JPMorgan Chase Bank, NA, Morgan Stanley Capital Services LLC and Societe Generale, respectively, to cover collateral requirements on over the counter derivatives.

Abbreviations

BBSW	Australian Bank-Bill Swap Reference Rate
CDOR	Canadian Dollar Offered Rate
EONIA	Euro Overnight Index Average Rate
EURIBOR	Euro Interbank Offered Rate
FEDEF	Federal Funds Floating Rate
JPM	JPMorgan Chase Bank, NA
LIBOR	London Interbank Offered Rate
MS	Morgan Stanley Capital Services LLC
NIBOR	Norway Interbank Offered Rate
SARON	Swiss Average Overnight Rate
SG	Societe Generale
SONIA	Sterling Overnight Index Average Rate
STIBOR	Stockholm Interbank Offered Rate
T	Termination Date
1D	One Day
1M	One Month
1W	One Week

See Notes to Consolidated Schedule of Investments

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Poland Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

LONG POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$37,561,236	44.3%
Cayman Islands	3,915,817	4.6%
Bermuda	2,069,936	2.4%
China	1,072,546	1.3%
Switzerland	711,300	0.8%
Germany	685,734	0.8%
Canada	631,987	0.7%
United Kingdom	441,718	0.5%
Netherlands	339,320	0.4%
Argentina	225,998	0.3%
Hong Kong	198,973	0.2%
Russia	167,373	0.2%
South Korea	148,777	0.2%
Spain	139,672	0.2%
Luxembourg	134,381	0.2%
Jordan	56,418	0.1%
India	41,732	0.0	%(a)
Mexico	29,410	0.0	%(a)
Brazil	16,195	0.0	%(a)
Israel	6,043	0.0	%(a)
Sweden	4,400	0.0	%(a)
France	2,442	0.0	%(a)
Short-Term Investments and Other Assets-Net	42,531,404	50.2%
Short Positions (See summary below)	(6,253,782)	(7.4)%
	$84,879,030	100.0%

SHORT POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$(5,726,778)	(6.8)%
Canada	(279,924)	(0.3)%
United Kingdom	(247,080)	(0.3)%
Total Short Positions	$(6,253,782)	(7.4)%

(a)	Represents less than 0.05% of net assets of the Fund.

See Notes to Consolidated Schedule of Investments

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Airlines	$10,697	$—	$575	$11,272
Banks	752,692	2,442	—	755,134
Communications Equipment	464,596	—	1,895	466,491
Food & Staples Retailing	45,605	97,094	—	142,699
Food Products	128,261	259,279	—	387,540
Health Care Equipment & Supplies	1,640,522	—	—	1,640,522
Health Care Providers & Services	533,532	28,877	—	562,409
Industrial Conglomerates	—	26,924	—	26,924
Insurance	1,322,464	198,973	—	1,521,437
Interactive Media & Services	1,010,325	337,820	335	1,348,480
Internet & Direct Marketing Retail	1,745,975	20,346	923,126	2,689,447
Life Sciences Tools & Services	163,677	134,381	—	298,058
Media	184,412	65,238	—	249,650
Oil, Gas & Consumable Fuels	10,404	—	491	10,895
Pharmaceuticals	235,235	380,133	—	615,368
Professional Services	437,008	407,335	—	844,343
Semiconductors & Semiconductor Equipment	1,526,826	—	—	1,526,826
Software	2,563,551	195,408	—	2,758,959
Specialty Retail	147,021	53,302	24,960	225,283
Technology Hardware, Storage & Peripherals	513,279	148,777	—	662,056
Textiles, Apparel & Luxury Goods	894,739	231,151	—	1,125,890
Trading Companies & Distributors	—	185,707	—	185,707
Other Common Stocks(a)	12,722,360	—	—	12,722,360
Total Common Stocks	27,053,181	2,773,187	951,382	30,777,750
Commercial Mortgage-Backed Securities	—	6,399,186	—	6,399,186
Asset-Backed Securities	—	5,617,697	—	5,617,697
Collateralized Mortgage Obligations	—	5,152,470	—	5,152,470
Rights
Biotechnology	—	—	208,489	208,489
Media	—	—	—	—
Metals & Mining	30,492	—	—	30,492
Pharmaceuticals	—	—	4,551	4,551
Total Rights	30,492	—	213,040	243,532
Warrants
Capital Markets	6,946	9,115	—	16,061
Oil, Gas & Consumable Fuels	—	—	142,455	142,455
Total Warrants	6,946	9,115	142,455	158,516
Convertible Preferred Stocks(a)	94,468	—	—	94,468
Preferred Stocks(a)	52,750	—	—	52,750
Convertible Bonds(a)	—	39,847	—	39,847
Master Limited Partnerships and Limited Partnerships(a)	33,466	—	—	33,466

See Notes to Consolidated Schedule of Investments

Asset Valuation Inputs (cont’d)	Level 1	Level 2	Level 3*	Total
Loan Assignments
Media	—	—	8,516	8,516
Oil, Gas & Consumable Fuels	—	—	23,210	23,210
Total Loan Assignments	—	—	31,726	31,726
Corporate Bonds(a)	—	—	—	—
Short-Term Investments	—	32,139,472	—	32,139,472
Total Long Positions	$27,271,303	$52,130,974	$1,338,603	$80,740,880

(a)   The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

*                      The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Common Stocks(a)(b)	Corporate Bonds(a)	Loan Assignments(a)(b)	Rights(a)(b)	Warrants(a)	Total
Assets:
Investments in Securities:
Beginning Balance as of November 1, 2020	$1,363,663	$—	$172,558	$213,040	$181,809	$1,931,070
Transfers into Level 3	7,758	—	23,210	—	—	30,968
Transfers out of Level 3	—	—	—	—	—	—
Accrued discounts/(premiums)	—	—	2,544	—	—	2,544
Realized gain/(loss)	(97,646)	—	586	—	(148,609)	(245,669)
Change in unrealized appreciation/(depreciation)	92,489	—	(107,695)	—	109,255	94,049
Purchases	103,151	—	1,054	—	151,499	255,704
Sales	(518,033)	—	(60,531)	—	(151,499)	(730,063)
Balance as of January 31, 2021	$951,382	$—	$31,726	$213,040	$142,455	$1,338,603
Net change in unrealized appreciation/(depreciation) on investments still held as of January 31, 2021	$92,489	$—	$(107,157)	$—	$109,255	$94,587

(a)         As of the period ended January 31, 2021, these securities were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(b)         These securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s short investments as of January 31, 2021:

Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(6,253,782)	$—	$—	$(6,253,782)
Total Short Positions	$(6,253,782)	$—	$—	$(6,253,782)

(a)   The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

See Notes to Consolidated Schedule of Investments

The following is a summary, categorized by level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$224,979	$—	$—	$224,979
Liabilities	(183,391)	—	—	(183,391)
Forward contracts(a)
Assets	—	271,667	—	271,667
Liabilities	—	(243,114)	—	(243,114)
Swaps
Assets	—	1,325,875	—	1,325,875
Liabilities	—	(917,189)	—	(917,189)
Total	$41,588	$437,239	$—	$478,827

(a)   Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Schedule of Investments

January 31, 2021

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•                  Level 3 — unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, preferred stocks, convertible preferred stocks, master limited partnerships, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and Other Market Information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

The value of equity swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark index rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with readily determinable far value are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing & Reference Data LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which the Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman ARMM Fund I Ltd. (the “Subsidiary”), which is organized under the laws of the Cayman Islands. The Fund is and expects to remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors. As of January 31, 2021, the Fund’s investment in the Subsidiary was $9,297,135, which represents 11.0% of the Fund’s net assets.

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU  2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) January 31, 2021

PRINCIPAL AMOUNT		VALUE

U.S. Treasury Obligations 5.7%
$7,000,000	U.S. Treasury Bill, 0.08%, due 4/1/2021 (Cost $6,999,134)	$6,999,355	(a)
Asset-Backed Securities 20.0%
1,000,000	American Express Credit Account Master Trust, Ser. 2017-5, Class A, (1M USD LIBOR + 0.38)%, 0.51%, due 2/18/2025	1,004,691	(b)
2,000,000	Citibank Credit Card Issuance Trust, Ser. 2017-A7, Class A7, (1M USD LIBOR + 0.37)%, 0.50%, due 8/8/2024	2,009,583	(b)
	Ford Credit Auto Lease Trust
723,192	Ser. 2020-B, Class A2A, 0.50%, due 12/15/2022	724,175
1,290,000	Ser. 2021-A, Class A2, 0.19%, due 7/15/2023	1,290,065
	Ford Credit Auto Owner Trust
255,341	Ser. 2020-A, Class A2, 1.03%, due 10/15/2022	255,982
516,737	Ser. 2020-B, Class A2, 0.50%, due 2/15/2023	517,362
55,461	GM Financial Automobile Leasing Trust, Ser. 2019-3, Class A2B, (1M USD LIBOR + 0.27)%, 0.40%, due 10/20/2021	55,467	(b)
	GM Financial Consumer Automobile Receivables Trust
148,132	Ser. 2020-1, Class A2, 1.83%, due 1/17/2023	148,613
1,359,284	Ser. 2020-3, Class A2, 0.35%, due 7/17/2023	1,360,450
980,000	Ser. 2021-1, Class A2, 0.23%, due 11/16/2023	980,231
	Golden Credit Card Trust
910,000	Ser. 2019-2A, Class A, (1M USD LIBOR + 0.35)%, 0.48%, due 10/15/2023	911,313	(b)(c)
1,000,000	Ser. 2017-4A, Class A, (1M USD LIBOR + 0.52)%, 0.65%, due 7/15/2024	1,005,806	(b)(c)
	Hyundai Auto Lease Securitization Trust
1,284,424	Ser. 2020-A, Class A2, 1.90%, due 5/16/2022	1,289,605	(c)
1,190,000	Ser. 2020-B, Class A2, 0.36%, due 1/17/2023	1,191,357	(c)
	Mercedes-Benz Auto Lease Trust
1,140,000	Ser. 2020-B, Class A2, 0.31%, due 2/15/2023	1,140,814
2,090,000	Ser. 2021-A, Class A2, 0.18%, due 3/15/2023	2,089,962
	Navient Student Loan Trust
446,934	Ser. 2017-4A, Class A2, (1M USD LIBOR + 0.50)%, 0.63%, due 9/27/2066	448,183	(b)(c)
409,825	Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50)%, 0.63%, due 1/25/2068	410,532	(b)(c)
428,913	Ser. 2019-2A, Class A1, (1M USD LIBOR + 0.27)%, 0.40%, due 2/27/2068	428,885	(b)(c)
777,501	Ser. 2019-4A, Class A1, (1M USD LIBOR + 0.28)%, 0.41%, due 7/25/2068	775,047	(b)(c)
80,371	Nissan Auto Lease Trust, Ser. 2019-B, Class A2B, (1M USD LIBOR + 0.27)%, 0.40%, due 10/15/2021	80,408	(b)
1,150,000	Santander Consumer Auto Receivables Trust, Ser. 2021-AA, Class A2, 0.23%, due 11/15/2023	1,150,163	(c)
723,996	Tesla Auto Lease Trust, Ser. 2020-A, Class 2A, 0.55%, due 5/22/2023	725,700	(c)
	Verizon Owner Trust
224,472	Ser. 2018-1A, Class A1B, (1M USD LIBOR + 0.26)%, 0.39%, due 9/20/2022	224,550	(b)(c)
1,200,000	Ser. 2019-C, Class A1B, (1M USD LIBOR + 0.42)%, 0.55%, due 4/22/2024	1,204,738	(b)
1,358,274	Volkswagen Auto Loan Enhanced Trust, Ser. 2020-1, Class A2A, 0.93%, due 12/20/2022	1,361,578
2,000,000	World Omni Auto Receivables Trust, Ser. 2020-C, Class A2, 0.35%, due 12/15/2023	2,002,327
	Total Asset-Backed Securities (Cost $24,753,602)	24,787,587

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Corporate Bonds 53.8%
Agriculture 1.0%
$1,170,000	BAT Capital Corp., (3M USD LIBOR + 0.88)%, 1.10%, due 8/15/2022	$1,179,390	(b)
Auto Manufacturers 1.9%
680,000	BMW U.S. Capital LLC, (3M USD LIBOR + 0.41)%, 0.63%, due 4/12/2021	680,518	(b)(c)
1,610,000	Daimler Finance N.A. LLC, (3M USD LIBOR + 0.90)%, 1.12%, due 2/15/2022	1,622,043	(b)(c)
		2,302,561
Banks 21.5%
	Bank of America Corp.
690,000	(3M USD LIBOR + 1.16)%, 1.38%, due 1/20/2023	696,807	(b)
895,000	(3M USD LIBOR + 1.00)%, 1.22%, due 4/24/2023	904,277	(b)
775,000	(3M USD LIBOR + 0.79)%, 1.02%, due 3/5/2024	782,727	(b)
1,475,000	BB&T Corp., (3M USD LIBOR + 0.65)%, 0.89%, due 4/1/2022 Citigroup, Inc.	1,483,543	(b)
375,000	(3M USD LIBOR + 0.96)%, 1.18%, due 4/25/2022	378,761	(b)
1,585,000	(3M USD LIBOR + 0.69)%, 0.90%, due 10/27/2022	1,596,638	(b)
330,000	(3M USD LIBOR + 0.95)%, 1.17%, due 7/24/2023	333,159	(b)
2,527,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 1.60)%, 1.82%, due 11/29/2023	2,617,837	(b)
2,865,000	Morgan Stanley, (SOFR + 0.70)%, 0.74%, due 1/20/2023 Royal Bank of Canada	2,876,605	(b)
2,035,000	(3M USD LIBOR + 0.47)%, 0.68%, due 4/29/2022	2,044,949	(b)
270,000	(3M USD LIBOR + 0.36)%, 0.58%, due 1/17/2023	271,089	(b)
1,095,000	Santander UK PLC, (3M USD LIBOR + 0.62)%, 0.85%, due 6/1/2021	1,097,078	(b)
2,105,000	Sumitomo Mitsui Financial Group, Inc., (3M USD LIBOR + 1.11)%, 1.34%, due 7/14/2021	2,115,237	(b)
2,005,000	Toronto-Dominion Bank, (SOFR + 0.48)%, 0.52%, due 1/27/2023	2,016,248	(b)
2,185,000	U.S. Bank N.A., (3M USD LIBOR + 0.40)%, 0.63%, due 12/9/2022	2,196,790	(b)
2,645,000	Wells Fargo & Co., (3M USD LIBOR + 1.11)%, 1.33%, due 1/24/2023 Westpac Banking Corp.	2,668,592	(b)
1,835,000	(3M USD LIBOR + 0.85)%, 1.08%, due 8/19/2021	1,843,226	(b)
640,000	(3M USD LIBOR + 0.39)%, 0.61%, due 1/13/2023	643,347	(b)
		26,566,910
Biotechnology 0.6%
765,000	Gilead Sciences, Inc., (3M USD LIBOR + 0.52)%, 0.77%, due 9/29/2023	766,933	(b)
Diversified Financial Services 4.5%
705,000	American Express Co., (3M USD LIBOR + 0.61)%, 0.82%, due 8/1/2022	709,273	(b)
2,820,000	Capital One Financial Corp., (3M USD LIBOR + 0.95)%, 1.18%, due 3/9/2022	2,839,941	(b)
2,055,000	Intercontinental Exchange, Inc., (3M USD LIBOR + 0.65)%, 0.87%, due 6/15/2023	2,060,836	(b)
		5,610,050

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Electric 2.5%
$980,000	Duke Energy Florida LLC, Ser. A, (3M USD LIBOR + 0.25)%, 0.48%, due 11/26/2021	$981,500	(b)
1,435,000	Florida Power & Light Co., (3M USD LIBOR + 0.38)%, 0.60%, due 7/28/2023	1,435,059	(b)
650,000	Southern California Edison Co., (3M USD LIBOR + 0.27)%, 0.50%, due 12/3/2021	650,500	(b)
		3,067,059
Electronics 0.7%
	Honeywell Int’l, Inc.
380,000	(3M USD LIBOR + 0.37)%, 0.58%, due 8/8/2022	381,709	(b)
500,000	(3M USD LIBOR + 0.23)%, 0.46%, due 8/19/2022	500,590	(b)
		882,299
Gas 1.9%
1,785,000	Dominion Energy Gas Holdings LLC, Ser. A, (3M USD LIBOR + 0.60)%, 0.82%, due 6/15/2021	1,788,499	(b)
585,000	Southern California Gas Co., (3M USD LIBOR + 0.35)%, 0.57%, due 9/14/2023	585,130	(b)
		2,373,629
Insurance 1.6%
2,025,000	New York Life Global Funding, (3M USD LIBOR + 0.44)%, 0.66%, due 7/12/2022	2,035,397	(b)(c)
Machinery - Construction & Mining 1.6%
2,000,000	Caterpillar Financial Services Corp., (3M USD LIBOR + 0.23)%, 0.45%, due 3/15/2021	2,000,634	(b)
Machinery - Diversified 1.1%
1,350,000	Otis Worldwide Corp., (3M USD LIBOR + 0.45)%, 0.69%, due 4/5/2023	1,350,531	(b)
Media 1.0%
1,255,000	Walt Disney Co., (3M USD LIBOR + 0.39)%, 0.62%, due 3/4/2022	1,260,068	(b)
Miscellaneous Manufacturer 1.1%
1,365,000	General Electric Capital Corp., (3M USD LIBOR + 1.00)%, 1.22%, due 3/15/2023	1,376,874	(b)
Oil & Gas 1.3%
1,570,000	BP Capital PLC, (3M USD LIBOR + 0.87)%, 1.09%, due 9/16/2021	1,577,681	(b)
Pharmaceuticals 7.7%
975,000	AbbVie, Inc., (3M USD LIBOR + 0.65)%, 0.86%, due 11/21/2022	982,960	(b)
1,855,000	AstraZeneca PLC, (3M USD LIBOR + 0.62)%, 0.85%, due 6/10/2022	1,867,375	(b)
2,540,000	Bayer U.S. Finance II LLC, (3M USD LIBOR + 0.63)%, 0.88%, due 6/25/2021	2,544,822	(b)(c)
1,810,000	Bristol-Myers Squibb Co., (3M USD LIBOR + 0.38)%, 0.60%, due 5/16/2022	1,816,608	(b)
870,000	CVS Health Corp., (3M USD LIBOR + 0.72)%, 0.95%, due 3/9/2021	870,638	(b)
1,479,000	GlaxoSmithKline Capital PLC, (3M USD LIBOR + 0.35)%, 0.57%, due 5/14/2021	1,480,459	(b)
		9,562,862
Retail 0.7%
915,000	7-Eleven, Inc., (3M USD LIBOR + 0.45)%, 0.65%, due 8/10/2022	915,550	(b)(c)(d)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Telecommunications 3.1%
	AT&T, Inc.
$2,000,000	(3M USD LIBOR + 0.95)%, 1.19%, due 7/15/2021	$2,007,400	(b)
115,000	(3M USD LIBOR + 0.89)%, 1.11%, due 2/15/2023	116,230	(b)
1,700,000	Verizon Communications, Inc., (3M USD LIBOR + 1.00)%, 1.22%, due 3/16/2022	1,718,468	(b)
		3,842,098
	Total Corporate Bonds (Cost $66,459,564)	66,670,526

Number of Shares

Short-Term Investments 14.9%
Investment Companies 14.9%
18,496,083	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(e) (Cost $18,496,083)	18,496,083	(f)
	Total Investments 94.4% (Cost $116,708,383)	116,953,551
	Other Assets Less Liabilities 5.6%	6,939,244	(g)
	Net Assets 100.0%	$123,892,795

(a)	Rate shown was the discount rate at the date of purchase.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2021 and changes periodically.
(c)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2021, these securities amounted to $16,359,471, which represents 13.2% of net assets of the Fund.

(d)	When-issued security. Total value of all such securities at January 31, 2021 amounted to $915,550, which represents 0.7% of net assets of the Fund.
(e)	Represents 7-day effective yield as of January 31, 2021.
(f)	All or a portion of this security is segregated in connection with obligations for when-issued securities and/or futures with a total value of $18,496,083.
(g)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2021.

See Notes to Schedule of Investments

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$75,556,887	61.1%
United Kingdom	7,201,983	5.8%
Canada	6,249,405	5.0%
Germany	4,847,383	3.9%
Australia	2,486,573	2.0%
Japan	2,115,237	1.7%
Short-Term Investments and Other Assets -Net	25,435,327	20.5%
	$123,892,795	100.0%

See Notes to Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At January 31, 2021, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2021	30	Cattle Feeder	$2,065,875	$(43,939)
3/2021	88	Low Sulphur Gasoil	3,979,800	398,200
3/2021	113	Lead	5,717,800	(58,895)
3/2021	48	Nickel	5,089,968	73,028
3/2021	3	Palladium	662,520	(66,800)
3/2021	77	Primary Aluminum	3,788,169	(127,695)
3/2021	91	Zinc	5,846,750	(589,758)
4/2021	57	Gold 100 Oz.	10,546,710	(406,980)
4/2021	86	Lean Hogs	2,636,760	308,395
4/2021	45	Live Cattle	2,193,300	80,395
4/2021	119	Natural Gas	3,084,480	(118,575)
4/2021	116	New York Harbor ULSD	7,767,430	270,250
4/2021	91	Platinum	4,910,360	170,170
4/2021	103	RBOB Gasoline	7,156,069	267,477
5/2021	79	Cocoa	1,954,460	(3,604)
5/2021	36	Coffee ‘C’	1,687,500	22,950
5/2021	70	Copper	6,223,875	(256,599)
5/2021	71	Cotton No.2	2,905,320	32,331
5/2021	28	Silver	3,773,420	(33,880)
5/2021	110	Sugar 11	1,857,856	(4,334)
6/2021	133	Brent Crude Oil	7,255,150	747,460
6/2021	101	WTI Crude Oil	5,214,630	538,824
7/2021	486	Corn	13,036,950	1,098,937
7/2021	142	Hard Red Winter Wheat	4,535,125	238,295
7/2021	79	Soybean	5,327,562	57,723
7/2021	145	Soybean Meal	6,149,450	(18,547)
7/2021	93	Soybean Oil	2,415,024	47,775
7/2021	150	Wheat	4,822,500	79,566
Total Long Positions			$132,604,813	$2,702,170
Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2021	4	Nickel	$(424,164)	$(16,376)
3/2021	13	Primary Aluminum	(639,561)	10,794
3/2021	7	Zinc	(449,750)	34,885
Total Short Positions			$(1,513,475)	$29,303
Total Futures				$2,731,473

At January 31, 2021, the Fund had $5,481,027 deposited in a segregated account to cover margin requirements on open futures.

(a) The Fund invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the “CS Subsidiary”), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the CS Subsidiary with the intent that the Fund will remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.

As of January 31, 2021, the value of the Fund’s investment in the CS Subsidiary was as follows:

Investment in CS Subsidiary	Percentage of Net Assets
$22,585,800	18.2%

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$6,999,355	$—	$6,999,355
Asset-Backed Securities	—	24,787,587	—	24,787,587
Corporate Bonds(a)	—	66,670,526	—	66,670,526
Short-Term Investments	—	18,496,083	—	18,496,083
Total Investments	$—	$116,953,551	$—	$116,953,551

(a)	The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$4,477,455	$—	$—	$4,477,455
Liabilities	(1,745,982)	—	—	(1,745,982)
Total	$2,731,473	$—	$—	$2,731,473

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a “—“, reflects either a zero balance or an amount that rounds to less than 1.

Schedule of Investments Global Allocation Fund^

(Unaudited) January 31, 2021

Number of Shares		Value
Common Stocks 42.7%
Australia 0.8%
592	APA Group	$4,402	(a)
320	BHP Group Ltd.	10,672
12	BHP Group PLC ADR	655
39	CSL Ltd.	8,086
889	Fortescue Metals Group Ltd.	14,643
329	Rio Tinto PLC	24,960
15	Rio Tinto PLC ADR	1,146
909	Santos Ltd.	4,480
222	Sonic Healthcare Ltd.	5,802
		74,846
Austria 0.1%
136	Erste Group Bank AG	4,153	*
198	Telekom Austria AG	1,507
		5,660
Canada 0.9%
322	Bank of Nova Scotia	17,173
24	Barrick Gold Corp.	537
296	Brookfield Asset Management, Inc. Class A	11,497
547	Enbridge, Inc.	18,376
144	Great-West Lifeco, Inc.	3,288
133	Hydro One Ltd.	3,082	(b)
72	National Bank of Canada	4,047
215	Power Corp. of Canada	5,005
372	Sun Life Financial, Inc.	17,193
117	Toronto-Dominion Bank	6,630
		86,828
China 0.0%(c)
844	BOC Hong Kong Holdings Ltd.	2,517
Denmark 0.2%
2	AP Moeller - Maersk A/S Class B	4,108
164	Novo Nordisk A/S Class B	11,426
51	Pandora A/S	4,908
		20,442
Finland 0.1%
133	Neste OYJ	9,368
128	Nordea Bank Abp	1,040	*
53	Orion OYJ Class B	2,432
		12,840
France 0.6%
41	Capgemini SE	5,925
77	Cie Generale des Etablissements Michelin SCA	10,611
356	Credit Agricole SA	4,029	*
16	Hermes International	16,326
16	Kering SA	10,501
117	Schneider Electric SE	17,124
		64,516
Germany 0.4%
44	Allianz SE	9,944
26	Bayerische Motoren Werke AG	2,201
12	Bechtle AG	2,543
248	Deutsche Post AG	12,250
74	Fresenius Medical Care AG & Co. KGaA	5,987
72	Vonovia SE	4,818
		37,743
Hong Kong 0.2%
1,258	CK Asset Holdings Ltd.	6,277
1,052	CLP Holdings Ltd.	9,872
327	Sun Hung Kai Properties Ltd.	4,467
		20,616
Ireland 0.1%
100	Smurfit Kappa Group PLC	4,810
Israel 0.1%
39	Check Point Software Technologies Ltd.	4,982	*
12	Wix.com Ltd.	2,965	*
		7,947
Italy 0.1%
4	Ferrari NV	832
161	FinecoBank Banca Fineco SpA	2,504	*
3,690	Intesa Sanpaolo SpA	8,045	*
		11,381
Japan 1.8%
177	Chugai Pharmaceutical Co. Ltd.	9,262
129	Fujitsu Ltd.	19,685
685	ITOCHU Corp.	19,618
617	Japan Tobacco, Inc.	12,256
206	Kajima Corp.	2,760
553	KDDI Corp.	16,254
100	MEIJI Holdings Co. Ltd.	6,826
88	Mitsui & Co. Ltd.	1,633
249	Mizuho Financial Group, Inc.	3,283
165	MS&AD Insurance Group Holdings, Inc.	4,747
7	Nintendo Co.	4,030
100	Nitto Denko Corp.	9,064
1,100	Nomura Holdings, Inc.	5,820
219	Ono Pharmaceutical Co. Ltd.	6,537
167	ORIX Corp.	2,680
64	Secom Co. Ltd.	5,799
345	Sekisui House Ltd.	6,666
83	Seven & i Holdings Co. Ltd.	3,170
108	Shionogi & Co. Ltd.	5,863
100	Sony Corp.	9,571
83	Taisei Corp.	2,689
21	Tokyo Electron Ltd.	7,985
179	Toyota Motor Corp.	12,554
		178,752
Jordan 0.0%(c)
86	Hikma Pharmaceuticals PLC	2,824
Netherlands 1.0%
31	Akzo Nobel NV	3,154
48	ASML Holding NV	25,640
51	ASML Holding NV	27,227
760	Koninklijke Ahold Delhaize NV	21,815

See Notes to Schedule of Investments

Number of Shares		Value
44	Koninklijke DSM NV	$7,692
612	Koninklijke KPN NV	1,912
88	NN Group NV	3,665
105	Wolters Kluwer NV	8,724
		99,829
New Zealand 0.1%
232	Fisher and Paykel Healthcare Corp. Ltd.	5,750

Norway 0.1%
427	DNB ASA	8,313	*

Peru 0.0%(c)
12	Southern Copper Corp.	797

Singapore 0.0%(c)
480	Singapore Exchange Ltd.	3,566

Spain 0.1%
192	Endesa SA	4,907
216	Iberdrola SA	2,924
262	Red Electrica Corp. SA	4,975
		12,806
Sweden 0.3%
8	Atlas Copco AB, A Shares	434
43	Evolution Gaming Group AB	4,185	(b)
194	Husqvarna AB, B Shares	2,400
789	Skandinaviska Enskilda Banken AB Class A	8,584
165	Skanska AB, B Shares	4,264
221	Svenska Handelsbanken AB	2,203	*
269	Tele2 AB, B Shares	3,712
		25,782
Switzerland 0.9%
1	Chocoladefabriken Lindt & Spruengli AG	8,664
89	Coca-Cola HBC AG	2,628	*
7	Geberit AG	4,284
26	Kuehne & Nagel International AG	5,916
89	Logitech International SA	9,243
49	Nestle SA	5,493
65	Nestle SA ADR	7,300
20	Novartis AG	1,811
49	Novartis AG ADR	4,433
48	Roche Holding AG	16,565
39	Roche Holding AG ADR	1,693
3	SGS SA	9,099
10	Swisscom AG	5,443
527	UBS Group AG	7,596
		90,168
United Kingdom 0.8%
88	Ashtead Group PLC	4,416
4,095	Barclays PLC	7,470	*
53	Berkeley Group Holdings PLC	3,031
25	British American Tobacco PLC	908
123	Bunzl PLC	3,948
292	Diageo PLC	11,723
696	Direct Line Insurance Group PLC	2,857
113	Farfetch Ltd. Class A	6,920	*
82	Intertek Group PLC	6,176
1,084	Kingfisher PLC	4,115	*
37	Linde PLC	9,080
32	Next PLC	3,389	*
129	RELX PLC	3,194
528	Sage Group PLC	4,252
65	Schroders PLC	3,031
18	Unilever PLC	1,049
3,400	Vodafone Group PLC	5,806
		81,365
United States 34.0%
36	3M Co.	6,324
80	Abbott Laboratories	9,887
248	AbbVie, Inc.	25,415
240	Academy Sports & Outdoors, Inc.	5,160	*
55	Accenture PLC Class A	13,306
223	Activision Blizzard, Inc.	20,293
169	Adaptive Biotechnologies Corp.	9,374	*
24	Adobe, Inc.	11,010	*
43	Advance Auto Parts, Inc.	6,413
161	Aflac, Inc.	7,274
54	Agilent Technologies, Inc.	6,489
18	Air Products & Chemicals, Inc.	4,802
18	Alexion Pharmaceuticals, Inc.	2,760	*
29	Alliant Energy Corp.	1,411
111	Allstate Corp.	11,897
58	Alphabet, Inc. Class A	105,987	*
16	Alphabet, Inc. Class C	29,372	*
569	Altice USA, Inc. Class A	20,239	*
368	Altria Group, Inc.	15,117
48	Amazon.com, Inc.	153,898	*
38	American Electric Power Co., Inc.	3,075
59	American Homes 4 Rent Class A	1,784
97	Americold Realty Trust	3,386
71	Ameriprise Financial, Inc.	14,049
49	AMETEK, Inc.	5,550
138	Amphenol Corp. Class A	17,233
128	Analog Devices, Inc.	18,858
47	Anthem, Inc.	13,958
53	Aon PLC Class A	10,764
1,799	Apple, Inc.	237,396
48	Aptiv PLC	6,413
20	Arthur J. Gallagher & Co.	2,308
17	Ashland Global Holdings, Inc.	1,360
66	Assurant, Inc.	8,941
108	Athene Holding Ltd. Class A	4,416	*
27	Autodesk, Inc.	7,491	*
175	Bellring Brands, Inc. Class A	4,070	*
9	Berkshire Hathaway, Inc. Class B	2,051	*
11	Biogen, Inc.	3,109	*
52	BioMarin Pharmaceutical, Inc.	4,305	*
128	BJ’s Wholesale Club Holdings, Inc.	5,385	*
61	Black Knight, Inc.	4,983	*
19	BlackRock, Inc.	13,324
154	Blackstone Group, Inc. Class A	10,347
33	Boeing Co.	6,408
3	Booking Holdings, Inc.	5,833	*
64	Booz Allen Hamilton Holding Corp.	5,451
269	Boston Scientific Corp.	9,533	*
214	Bristol-Myers Squibb Co.	13,146
31	Broadcom, Inc.	13,965
177	Cabot Oil & Gas Corp.	3,244
9	Cactus, Inc. Class A	236
176	Carlyle Group, Inc.	5,680
55	Caterpillar, Inc.	10,056
124	CBRE Group, Inc. Class A	7,562	*
24	CDW Corp.	3,160
143	CenterPoint Energy, Inc.	3,016

See Notes to Schedule of Investments

Number of Shares		Value
10	ChampionX Corp.	$153	*
39	Cheniere Energy, Inc.	2,470	*
110	Chevron Corp.	9,372
5	Chipotle Mexican Grill, Inc.	7,400	*
51	Chubb Ltd.	7,429
30	Cigna Corp.	6,511
668	Cisco Systems, Inc.	29,779
197	Citigroup, Inc.	11,424
618	Citizens Financial Group, Inc.	22,520
324	Cognizant Technology Solutions Corp. Class A	25,256
112	Colfax Corp.	4,157	*
108	Colgate-Palmolive Co.	8,424
851	Comcast Corp. Class A	42,184
71	Comerica, Inc.	4,061
78	ConocoPhillips	3,122
46	Constellation Brands, Inc. Class A	9,703
17	Cooper Cos., Inc.	6,189
39	Crowdstrike Holdings, Inc. Class A	8,416	*
60	Crown Castle International Corp.	9,556
18	Crown Holdings, Inc.	1,623	*
236	CSX Corp.	20,238
37	Cummins, Inc.	8,674
50	Danaher Corp.	11,892
30	Deere & Co.	8,664
48	Delta Air Lines, Inc.	1,822
65	Devon Energy Corp.	1,070
22	DexCom, Inc.	8,247	*
77	DISH Network Corp. Class A	2,235	*
170	Dominion Energy, Inc.	12,391
60	Dover Corp.	6,989
78	DraftKings, Inc. Class A	4,221	*
16	DTE Energy Co.	1,900
55	Duke Energy Corp.	5,170
160	Dun and Bradstreet Holdings, Inc.	3,784	*
64	Eastman Chemical Co.	6,294
55	Eaton Corp. PLC	6,473
16	Ecolab, Inc.	3,272
27	eHealth, Inc.	1,292	*
148	Electronic Arts, Inc.	21,194
138	Eli Lilly & Co.	28,700
190	Emerson Electric Co.	15,076
45	Entegris, Inc.	4,428
16	Entergy Corp.	1,525
174	EOG Resources, Inc.	8,867
30	EQT Corp.	489
18	Equifax, Inc.	3,188
245	Equitable Holdings, Inc.	6,071
113	Equity LifeStyle Properties, Inc.	6,875
15	Etsy, Inc.	2,986	*
16	Everest Re Group Ltd.	3,377
37	Evergy, Inc.	1,988
130	Exelon Corp.	5,403
38	Extra Space Storage, Inc.	4,324
226	Exxon Mobil Corp.	10,134
105	Facebook, Inc. Class A	27,125	*
23	FedEx Corp.	5,413
14	Ferguson PLC	1,626
130	Fidelity National Information Services, Inc.	16,050
109	Fiserv, Inc.	11,193	*
35	FMC Corp.	3,790
68	Fortune Brands Home & Security, Inc.	5,865
99	Gaming and Leisure Properties, Inc.	4,072
85	General Mills, Inc.	4,938
172	General Motors Co.	8,717
24	Globe Life, Inc.	2,169
25	Goldman Sachs Group, Inc.	6,779
305	Hartford Financial Services Group, Inc.	14,646
27	HCA Healthcare, Inc.	4,387
77	Hill-Rom Holdings, Inc.	7,395
193	Home Depot, Inc.	52,268
123	Honeywell International, Inc.	24,031
45	Humana, Inc.	17,240
113	IHS Markit Ltd.	9,840
74	Illinois Tool Works, Inc.	14,372
176	Intel Corp.	9,770
143	Intercontinental Exchange, Inc.	15,780
148	International Paper Co.	7,446
69	Intuit, Inc.	24,925
57	Invitation Homes, Inc.	1,680
24	Jacobs Engineering Group, Inc.	2,423
367	Johnson & Johnson	59,869
124	Johnson Controls International PLC	6,178
373	JPMorgan Chase & Co.	47,994
433	Keurig Dr Pepper, Inc.	13,769
922	Kinder Morgan, Inc.	12,982
27	KLA Corp.	7,562
228	Kratos Defense & Security Solutions, Inc.	6,051	*
34	Kroger Co.	1,173
18	Lam Research Corp.	8,711
115	Las Vegas Sands Corp.	5,530
12	Lear Corp.	1,809
59	Leidos Holdings, Inc.	6,258
128	Lennar Corp. Class A	10,643
213	LKQ Corp.	7,474	*
42	Lockheed Martin Corp.	13,516
101	Lowe’s Cos., Inc.	16,852
32	Lululemon Athletica, Inc.	10,518	*
54	Lyft, Inc. Class A	2,401	*
51	Marriott International, Inc. Class A	5,932
4	Martin Marietta Materials, Inc.	1,150
35	MasterCard, Inc. Class A	11,070
75	McDonald’s Corp.	15,588
26	McKesson Corp.	4,536
155	Medtronic PLC	17,256
63	MetLife, Inc.	3,033
871	Microsoft Corp.	202,037
10	Mohawk Industries, Inc.	1,436	*
280	Mondelez International, Inc. Class A	15,523
59	Monster Beverage Corp.	5,123	*
598	Morgan Stanley	40,096
117	Motorola Solutions, Inc.	19,603
21	Netflix, Inc.	11,180	*
83	Newmont Corp.	4,947
14	NextEra Energy Partners LP	1,141
239	NextEra Energy, Inc.	19,328
119	NIKE, Inc. Class B	15,897
19	Northrop Grumman Corp.	5,446
110	NRG Energy, Inc.	4,555
24	Nucor Corp.	1,170
135	nVent Electric PLC	3,021
38	Oak Street Health, Inc.	1,971	*

See Notes to Schedule of Investments

Number of Shares		Value
20	OGE Energy Corp.	$610
49	ONEOK, Inc.	1,952
431	Oracle Corp.	26,045
39	Otis Worldwide Corp.	2,521
48	Packaging Corp. of America	6,454
342	Paya Holdings, Inc. Class A	4,432	*
50	Peloton Interactive, Inc. Class A	7,306	*
40	PepsiCo, Inc.	5,463
40	PerkinElmer, Inc.	5,883
324	Pfizer, Inc.	11,632
280	PG&E Corp.	3,200	*
96	Philip Morris International, Inc.	7,646
53	Phillips 66	3,593
18	Pioneer Natural Resources Co.	2,176
132	PNC Financial Services Group, Inc.	18,945
55	PPG Industries, Inc.	7,409
463	Procter & Gamble Co.	59,361
158	Progressive Corp.	13,776
119	Prologis, Inc.	12,281
39	Proofpoint, Inc.	5,034	*
157	Public Service Enterprise Group, Inc.	8,860
17	Public Storage	3,870
135	QUALCOMM, Inc.	21,098
64	Quest Diagnostics, Inc.	8,266
77	Range Resources Corp.	709	*
56	Raymond James Financial, Inc.	5,596
326	RealReal, Inc.	7,720	*
13	Regeneron Pharmaceuticals, Inc.	6,550	*
20	Reliance Steel & Aluminum Co.	2,322
42	ResMed Inc.	8,466
42	RPM International, Inc.	3,464
54	S&P Global, Inc.	17,118
111	SailPoint Technologies Holding, Inc.	6,139	*
50	salesforce.com, Inc.	11,278	*
303	Schlumberger Ltd.	6,730
105	Selectquote, Inc.	2,218	*
28	Sempra Energy	3,465
21	ServiceNow, Inc.	11,406	*
14	Sherwin-Williams Co.	9,685
107	Simply Good Foods Co.	3,054	*
83	Skyworks Solutions, Inc.	14,048
89	Smartsheet, Inc. Class A	6,207	*
25	Snap-on, Inc.	4,500
118	SS&C Technologies Holdings, Inc.	7,420
36	Stanley Black & Decker, Inc.	6,246
246	Starwood Property Trust, Inc.	4,615
39	Steel Dynamics, Inc.	1,337
32	STERIS PLC	5,988
25	Sunnova Energy International, Inc.	1,096	*
392	T-Mobile U.S., Inc.	49,423	*
42	T. Rowe Price Group, Inc.	6,572
90	Targa Resources Corp.	2,463
95	Target Corp.	17,211
110	TE Connectivity Ltd.	13,244
17	Teladoc Health, Inc.	4,485	*
112	Terex Corp.	4,005
28	Tesla, Inc.	22,219	*
292	Texas Instruments, Inc.	48,381
102	Thermo Fisher Scientific, Inc.	51,989
49	Toll Brothers, Inc.	2,504
53	Tractor Supply Co.	7,512
56	Trane Technologies PLC	8,028
10	TransDigm Group, Inc.	5,533	*
76	TransUnion	6,615
42	Travelers Cos., Inc.	5,725
135	Uber Technologies, Inc.	6,876	*
28	Ulta Beauty, Inc.	7,833	*
169	Union Pacific Corp.	33,372
93	United Parcel Service, Inc. Class B	14,415
24	United Rentals, Inc.	5,832	*
124	UnitedHealth Group, Inc.	41,364
22	Universal Display Corp.	5,078
98	Utz Brands, Inc.	2,311
73	Valvoline, Inc.	1,733
9	Verisk Analytics, Inc.	1,652
428	Verizon Communications, Inc.	23,433
40	Vertex Pharmaceuticals, Inc.	9,163	*
106	Virgin Galactic Holdings, Inc.	4,695	*
213	Visa, Inc. Class A	41,162
36	Visteon Corp.	4,589	*
266	Vistra Energy Corp.	5,312
4	W.W. Grainger, Inc.	1,458
227	Walmart, Inc.	31,891
40	Waste Connections, Inc.	3,940
4	WEC Energy Group, Inc.	356
33	West Pharmaceutical Services, Inc.	9,883
15	WEX, Inc.	2,829	*
460	Weyerhaeuser Co.	14,347
781	Williams Cos., Inc.	16,581
35	XPO Logistics, Inc.	3,864	*
63	Zimmer Biomet Holdings, Inc.	9,681
159	Zoetis, Inc.	24,526
		3,360,820
Total Common Stocks (Cost $3,413,602)		4,220,918

Principal Amount
U.S. Treasury Obligations 9.0%
$50,000	U.S. Treasury Bill, 0.10%, due 5/20/2021	49,989	(d)
	U.S. Treasury Bonds
20,000	4.50%, due 2/15/2036	28,639	(e)
125,000	1.13%, due 5/15/2040	114,375	(e)
20,000	2.75%, due 8/15/2042	23,901
225,000	2.88%, due 8/15/2045–5/15/2049	276,197	(e)
165,000	3.00%, due 2/15/2047	207,333	(e)
50,000	1.25%, due 5/15/2050	43,273
55,000	1.38%, due 8/15/2050	49,148
58,042	U.S. Treasury Inflation-Indexed Bond, 1.00%, due 2/15/2048	79,610	(e)(f)
15,000	U.S. Treasury Note, 0.88%, due 11/15/2030	14,719
Total U.S. Treasury Obligations
(Cost $926,087)		887,184

U.S. Government Agency Securities 1.8%
80,000	Federal Home Loan Bank, 5.50%, due 7/15/2036	122,145
70,000	Freddie Mac Strips, 0.00%, due 3/15/2031	59,928
Total U.S. Government Agency Securities
(Cost $164,011)		182,073

See Notes to Schedule of Investments

Principal Amount		Value
Corporate Bonds 16.1%
Belgium 0.4%
$25,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 2/1/2046	$31,323
10,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 4/15/2048	12,144
		43,467
Canada 0.3%
	Canadian Natural Resources Ltd.
5,000	4.95%, due 6/1/2047	6,183
10,000	2.95%, due 7/15/2030	10,412
10,000	Rogers Communications, Inc., 4.35%, due 5/1/2049	12,326
		28,921
France 0.1%
10,000	Total Capital International SA, 3.13%, due 5/29/2050	10,313

Mexico 0.1%
5,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	5,995	(g)

Netherlands 0.1%
10,000	Shell Int’l Finance BV, 4.00%, due 5/10/2046	11,881

United Kingdom 0.8%
15,000	AstraZeneca PLC, 2.13%, due 8/6/2050	13,231
	BAT Capital Corp.
15,000	4.91%, due 4/2/2030	17,749
10,000	4.54%, due 8/15/2047	10,910
15,000	BP Capital Markets PLC, 4.88%, due 3/22/2030	16,347	(h)(i)
15,000	Natwest Group PLC, 3.03%, due 11/28/2035	15,068	(h)
10,000	Vodafone Group PLC, 4.25%, due 9/17/2050	11,869
		85,174
United States 14.3%
15,000	7-Eleven, Inc., 2.50%, due 2/10/2041	14,784	(g)(j)
5,000	Abbott Laboratories, 4.75%, due 4/15/2043	6,862
	AbbVie, Inc.
10,000	4.05%, due 11/21/2039	11,724
15,000	4.45%, due 5/14/2046	18,393
10,000	Allstate Corp., 4.20%, due 12/15/2046	12,793
15,000	Altria Group, Inc., 3.88%, due 9/16/2046	15,635
10,000	American Water Capital Corp., 4.15%, due 6/1/2049	12,742
15,000	Amgen, Inc., 4.40%, due 5/1/2045	18,815
15,000	Appalachian Power Co., Ser. Z, 3.70%, due 5/1/2050	17,032
20,000	Apple, Inc., 4.65%, due 2/23/2046	27,147
	AT&T, Inc.
20,000	5.45%, due 3/1/2047	25,751
20,000	4.50%, due 3/9/2048	22,740
15,000	3.65%, due 6/1/2051	15,047
10,000	Baltimore Gas and Electric Co., 2.90%, due 6/15/2050	10,270
	Bank of America Corp.
10,000	4.24%, due 4/24/2038	12,092	(h)
15,000	4.08%, due 3/20/2051	18,119	(h)
10,000	Berkshire Hathaway Finance Corp., 4.25%, due 1/15/2049	12,732
	Boeing Co.
15,000	3.25%, due 2/1/2035	14,985
10,000	5.81%, due 5/1/2050	13,184
5,000	BP Capital Markets America, Inc., 2.77%, due 11/10/2050	4,650
10,000	Bristol-Myers Squibb Co., 4.25%, due 10/26/2049	12,770
	Broadcom, Inc.
5,000	5.00%, due 4/15/2030	5,952
10,000	4.30%, due 11/15/2032	11,550
20,000	3.75%, due 2/15/2051	20,445	(g)
10,000	Burlington Northern Santa Fe LLC, 4.38%, due 9/1/2042	12,690
15,000	Carrier Global Corp., 2.70%, due 2/15/2031	15,865
30,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 3/1/2050	34,135
15,000	Cigna Corp., 4.80%, due 8/15/2038	19,074
10,000	Citigroup, Inc., 3.98%, due 3/20/2030	11,558	(h)
10,000	Coca-Cola Co., 2.50%, due 3/15/2051	9,741
	Comcast Corp.
20,000	4.65%, due 7/15/2042	25,955
15,000	4.00%, due 8/15/2047	18,022
10,000	Commonwealth Edison Co., 3.70%, due 3/1/2045	11,594
10,000	Constellation Brands, Inc., 3.75%, due 5/1/2050	11,354
5,000	Crown Castle Int’l Corp., 5.20%, due 2/15/2049	6,627
	CVS Health Corp.
10,000	2.70%, due 8/21/2040	9,770
10,000	5.05%, due 3/25/2048	13,092
10,000	Diamondback Energy, Inc., 3.50%, due 12/1/2029	10,625
5,000	Discovery Communications LLC, 4.65%, due 5/15/2050	6,013
10,000	Duke Energy Progress LLC, 2.50%, due 8/15/2050	9,574
10,000	Entergy Arkansas LLC, 2.65%, due 6/15/2051	9,767
10,000	Entergy Texas, Inc., 3.55%, due 9/30/2049	11,163
15,000	Enterprise Products Operating LLC, 3.20%, due 2/15/2052	14,405
5,000	Essential Utilities, Inc., 4.28%, due 5/1/2049	6,185
5,000	Exelon Corp., 4.70%, due 4/15/2050	6,420
20,000	Exxon Mobil Corp., 4.23%, due 3/19/2040	24,102
	Fox Corp.
10,000	5.48%, due 1/25/2039	13,342
10,000	5.58%, due 1/25/2049	13,844

See Notes to Schedule of Investments

Principal Amount		Value
$10,000	General Dynamics Corp., 4.25%, due 4/1/2050	$13,064
15,000	General Electric Capital Corp., 5.88%, due 1/14/2038	20,034
10,000	General Electric Co., 4.35%, due 5/1/2050	11,550
10,000	General Motors Co., 5.00%, due 4/1/2035	12,073
25,000	Goldman Sachs Group, Inc., 4.02%, due 10/31/2038	29,628	(h)
10,000	HCA, Inc., 5.25%, due 6/15/2049	12,758
15,000	Healthcare Trust of America Holdings L.P., 3.10%, due 2/15/2030	16,214
10,000	Healthpeak Properties, Inc., 2.88%, due 1/15/2031	10,754
5,000	Home Depot, Inc., 3.35%, due 4/15/2050	5,607
5,000	Intel Corp., 3.25%, due 11/15/2049	5,394
5,000	Intercontinental Exchange, Inc., 3.00%, due 9/15/2060	5,052
	JPMorgan Chase & Co.
10,000	5.40%, due 1/6/2042	14,298
10,000	4.03%, due 7/24/2048	12,201	(h)
15,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	18,784
10,000	Kraft Heinz Foods Co., 5.00%, due 7/15/2035	11,845
5,000	Kroger Co., 5.40%, due 1/15/2049	7,043
10,000	Lockheed Martin Corp., 2.80%, due 6/15/2050	10,374
10,000	Lowe’s Cos., Inc., 3.00%, due 10/15/2050	10,189
5,000	LYB Int’l Finance BV, 4.88%, due 3/15/2044	6,162
5,000	LYB Int’l Finance III LLC, 4.20%, due 5/1/2050	5,650
10,000	Magellan Midstream Partners L.P., 3.25%, due 6/1/2030	11,027
10,000	Masco Corp., 4.50%, due 5/15/2047	12,340
10,000	McDonald’s Corp., 3.63%, due 9/1/2049	11,272
15,000	MDC Holdings, Inc., 2.50%, due 1/15/2031	14,963
10,000	MetLife, Inc., 4.88%, due 11/13/2043	13,687
15,000	Microsoft Corp., 2.68%, due 6/1/2060	15,231
10,000	MidAmerican Energy Co., 4.25%, due 5/1/2046	12,551
	Morgan Stanley
10,000	4.30%, due 1/27/2045	12,660
15,000	4.38%, due 1/22/2047	19,360
	MPLX L.P.
10,000	2.65%, due 8/15/2030	10,227
10,000	4.70%, due 4/15/2048	11,216
10,000	Nasdaq, Inc., 2.50%, due 12/21/2040	9,613
10,000	Nevada Power Co., Ser. EE, 3.13%, due 8/1/2050	10,704
10,000	Norfolk Southern Corp., 3.94%, due 11/1/2047	11,832
	Oracle Corp.
5,000	5.38%, due 7/15/2040	6,899
10,000	4.00%, due 7/15/2046	11,742
5,000	3.60%, due 4/1/2050	5,579
	Pacific Gas and Electric Co.
10,000	4.30%, due 3/15/2045	10,484
10,000	3.50%, due 8/1/2050	9,576
15,000	Pacific LifeCorp., 3.35%, due 9/15/2050	16,105	(g)
10,000	Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, due 12/15/2029	10,418
5,000	Public Service Co. of Colorado, 4.05%, due 9/15/2049	6,279
5,000	Raytheon Technologies Corp., 4.35%, due 4/15/2047	6,244
15,000	Royalty Pharma PLC, 2.20%, due 9/2/2030	15,189	(g)
	Southern California Edison Co.
10,000	Ser. B, 4.88%, due 3/1/2049	12,637
10,000	Ser. 20A, 2.95%, due 2/1/2051	9,571
10,000	Southwestern Public Service Co., 3.15%, due 5/1/2050	10,799
10,000	Starbucks Corp., 3.50%, due 11/15/2050	10,988
	T-Mobile USA, Inc.
15,000	4.38%, due 4/15/2040	17,565	(g)
15,000	4.50%, due 4/15/2050	17,676	(g)
10,000	Union Pacific Corp., 3.80%, due 10/1/2051	11,695
10,000	United Technologies Corp., 4.50%, due 6/1/2042	12,695
5,000	UnitedHealth Group, Inc., 4.20%, due 1/15/2047	6,309
15,000	Upjohn, Inc., 3.85%, due 6/22/2040	16,563	(g)
10,000	Verizon Communications, Inc., 4.67%, due 3/15/2055	12,810
10,000	ViacomCBS, Inc., 4.20%, due 5/19/2032	11,847
10,000	Visa, Inc., 4.30%, due 12/14/2045	13,031
15,000	Walt Disney Co., 4.70%, due 3/23/2050	20,164
	Wells Fargo & Co.
15,000	3.07%, due 4/30/2041	15,697	(h)
10,000	5.01%, due 4/4/2051	13,754	(h)
		1,408,804
Total Corporate Bonds (Cost $1,551,949)		1,594,555

Number of Shares
Preferred Stocks 0.1%
Germany 0.1%
13	Sartorius AG (Cost $5,894)	6,462

Exchange-Traded Funds 8.1%
5,519	iShares Core International Aggregate Bond ETF	308,291
898	iShares Core U.S. Aggregate Bond ETF	105,345
23	iShares Russell 1000 ETF	4,834
3,074	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	100,366
823	Vanguard S&P 500 ETF	279,968
Total Exchange-Traded Funds (Cost $800,095)		798,804

See Notes to Schedule of Investments

Number of Shares		Value
Investment Companies(k) 20.9%
28,287	Neuberger Berman Emerging Markets Equity Fund Class R6	$673,502	(l)
5,900	Neuberger Berman Genesis Fund Class R6	416,513
65,339	Neuberger Berman International Select Fund Class R6	977,477
Total Investment Companies (Cost $1,527,574)		2,067,492
Total Purchased Options(m) 0.0%(c) (Cost $4,968)		3,495
Short-Term Investments 1.6%
Investment Companies 1.6%
153,927	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(n) (Cost $153,927)	153,927	(l)
Total Investments 100.4% (Cost $8,548,107)		9,914,910
Liabilities Less Other Assets (0.4)%		(36,617	)(o)
Net Assets 100.0%		$9,878,293

*	Non-income producing security.
(a)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2021 amounted to $7,267, which represents 0.1% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Rate shown was the discount rate at the date of purchase.
(e)	All or a portion of the security is pledged as collateral for options written.
(f)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(g)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2021, these securities amounted to $124,322, which represents 1.3% of net assets of the Fund.

(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(j)	When-issued security. Total value of all such securities at January 31, 2021, amounted to approximately $14,784, which represents 0.1% of net assets of the Fund.
(k)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note § below).
(l)

All or a portion of this security is segregated in connection with obligations for when issued securities, options written, futures and/or forward foreign currency contracts with a total value of $820,086.

(m)	See “Purchased option contracts” under Derivative Instruments.
(n)	Represents 7-day effective yield as of January 31, 2021.
(o)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2021.

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Investment Companies*	$2,067,492	20.9%
U.S. Treasury Obligations	887,184	9.0%
Exchange-Traded Funds*	798,804	8.1%
Software	376,093	3.8%
Banks	359,370	3.6%
Pharmaceuticals	315,336	3.2%
Technology Hardware, Storage & Peripherals	246,639	2.5%
Semiconductors & Semiconductor Equipment	212,751	2.2%
Media	207,980	2.1%
Insurance	201,281	2.0%
U.S. Government Agency Securities	182,073	1.8%
Internet & Direct Marketing Retail	177,357	1.8%
IT Services	173,108	1.8%
Capital Markets	166,851	1.7%
Interactive Media & Services	162,484	1.6%
Electric	158,421	1.6%
Telecommunications	135,784	1.4%
Beverages	112,971	1.1%
Aerospace & Defense	112,195	1.1%
Oil, Gas & Consumable Fuels	111,448	1.1%
Health Care Equipment & Supplies	110,167	1.1%
Health Care Providers & Services	110,022	1.1%
Specialty Retail	100,153	1.0%
Oil & Gas	94,513	1.0%
Biotechnology	93,392	1.0%
Chemicals	82,611	0.8%
Pipelines	76,077	0.8%
Wireless Telecommunication Services	75,195	0.8%
Life Sciences Tools & Services	73,735	0.8%
Electric Utilities	72,025	0.7%
Machinery	70,618	0.7%
Household Products	67,785	0.7%
Food & Staples Retailing	63,434	0.6%
Metals & Mining	63,186	0.6%
Road & Rail	62,887	0.6%
Equity Real Estate Investment Trusts	62,175	0.6%
Textiles, Apparel & Luxury Goods	58,150	0.6%
Entertainment	56,697	0.6%
Food Products	54,109	0.5%
Retail	52,840	0.5%
Professional Services	52,272	0.5%
Communications Equipment	49,382	0.5%
Electrical Equipment	47,244	0.5%
Automobiles	46,523	0.5%
Agriculture	44,294	0.4%
Semiconductors	43,341	0.4%
Hotels, Restaurants & Leisure	42,856	0.4%
Trading Companies & Distributors	38,531	0.4%
Diversified Financial Services	38,498	0.4%
Household Durables	36,251	0.4%
Transportation	36,217	0.4%
Air Freight & Logistics	35,942	0.4%
Tobacco	35,927	0.4%
Electronic Equipment, Instruments & Components	33,637	0.3%
Real Estate Investment Trusts	33,595	0.3%
Diversified Telecommunication Services	32,295	0.3%
Miscellaneous Manufacturers	31,584	0.3%

See Notes to Schedule of Investments

Industrial Conglomerates	30,355	0.3%
Multi-Utilities	29,988	0.3%
Building Materials	28,205	0.3%
Computers	27,147	0.3%
Food	24,883	0.3%
Building Products	24,355	0.3%
Auto Components	23,422	0.2%
Real Estate Management & Development	23,124	0.2%
Multiline Retail	20,600	0.2%
Containers & Packaging	20,333	0.2%
Healthcare - Services	19,067	0.2%
Water	18,927	0.2%
Home Builders	14,963	0.2%
Construction & Engineering	12,136	0.1%
Auto Manufacturers	12,073	0.1%
Marine	10,024	0.1%
Commercial Services & Supplies	9,739	0.1%
Independent Power and Renewable Electricity Producers	7,549	0.1%
Distributors	7,474	0.1%
Leisure Products	7,306	0.1%
Energy Equipment & Services	7,119	0.1%
Healthcare - Products	6,862	0.1%
Electronics	6,462	0.1%
Personal Products	5,119	0.1%
Mortgage Real Estate Investment Trusts	4,615	0.1%
Health Care Technology	4,485	0.1%
Gas Utilities	4,402	0.0	%(a)
Purchased Options	3,495	0.0	%(a)
Airlines	1,822	0.0	%(a)
Construction Materials	1,150	0.0	%(a)
Short-Term Investments and Other Liabilities-Net	117,310	1.2%

	$9,878,293	100.0%

(a)   Represents less than 0.05% of net assets of the Fund.

*            Each position is an Investment Company registered under the 1940 Act, as amended, and is not treated as an industry for purposes of the Fund’s policy on industry concentration. This represents the aggregate of all investment companies.

See Notes to Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At January 31, 2021, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2021	1	FTSE 100 Index	$87,155	$(1,706)
Total Long Positions			$87,155	$(1,706)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2021	2	U.S. Treasury Ultra Bond	$(409,438)	$2,031
Total Short Positions			$(409,438)	$2,031
Total Futures				$325

At January 31, 2021, the Fund has $27,592 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts (“forward contracts”)

At January 31, 2021, open forward FX contracts for the Fund were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
74,000 GBP	101,657 USD	CITI	4/22/2021	$(222)
Total unrealized depreciation				$(222)

Total return swap contracts (“total return swaps”)

Total return swap contracts (“total return swaps”)

At January 31, 2021, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Long (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(c)		Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	Bloomberg Commodity Index	USD	50,622	7/12/2021	0.00	%(d)	—%	N/A	T/T	$(665)	$(2)	$(667)
JPM	Invesco S&P 500 Equal Weight ETF	USD	77,545	5/24/2021	0.28%		0.07%	3M USD LIBOR	T/3M	2,608	(39)	2,569
JPM	Invesco S&P 500 Equal Weight ETF	USD	50,980	5/24/2021	0.30%		0.07%	3M USD LIBOR	T/3M	(67)	(22)	(89)
JPM	iShares Russell 1000 Value ETF	USD	99,142	7/7/2021	0.21%		0.08%	1M USD LIBOR	T/1M	(3,886)	(10)	(3,896)
GSI	Vaneck Vectors Semiconductor ETF	USD	49,401	7/12/2021	0.13%		—%	1M USD LIBOR	T/1M	(1,833)	(3)	(1,836)
Total										$(3,843)	$(76)	$(3,919)

See Notes to Schedule of Investments

Over-the-counter total return swaps - Short (b)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	Invesco QQQ Trust Series 1	USD	(52,846)	7/12/2021	0.18%	0.05%	1M USD LIBOR	1M/T	$(216)	$4	$(212)
JPM	iShares Russell 1000 Growth ETF	USD	(102,155)	7/7/2021	0.11%	(0.02)%	1M USD LIBOR	1M/T	686	5	691
JPM	SPDR S&P 500 ETF Trust	USD	(77,715)	5/24/2021	0.40%	0.19%	3M USD LIBOR	3M/T	(2,825)	55	(2,770)
JPM	SPDR S&P 500 ETF Trust	USD	(51,070)	5/24/2021	0.42%	0.19%	3M USD LIBOR	3M/T	(202)	31	(171)
Total									$(2,557)	$95	$(2,462)

(a) The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.

(b) The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.

(c) Effective rate at January 31, 2021.

(d) Fixed Rate.

Purchased option contracts (“options purchased”)

At January 31, 2021, the Fund had outstanding options purchased as follows:

Description Call	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Exchange-Traded
SPDR S&P 500 ETF Trust(a)	6	$222,042	$385	3/19/2021	$3,495
Total options purchased (cost $4,968)					$3,495

(a) Over-the-counter option.  Counterparty is JPM

Written option contracts (“options written”)

At January 31, 2021, the Fund had outstanding options purchased as follows:

Description Put	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Exchange-Traded
SPDR S&P 500 ETF Trust(a)	6	$(222,042)	$360	3/19/2021	$(6,866)
Total options written (premium received $7,290)					$(6,866)

(a)  Over-the-counter option. Counterparty is JPM

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Australia	$1,801	$73,045	$—	$74,846
Austria	1,507	4,153	—	5,660
China	—	2,517	—	2,517
Denmark	—	20,442	—	20,442
Finland	1,040	11,800	—	12,840
France	—	64,516	—	64,516
Germany	4,818	32,925	—	37,743
Hong Kong	—	20,616	—	20,616
Ireland	—	4,810	—	4,810
Italy	—	11,381	—	11,381
Japan	—	178,752	—	178,752
Jordan	—	2,824	—	2,824
Netherlands	28,794	71,035	—	99,829
New Zealand	—	5,750	—	5,750
Norway	—	8,313	—	8,313
Singapore	—	3,566	—	3,566
Spain	—	12,806	—	12,806
Sweden	—	25,782	—	25,782
Switzerland	13,426	76,742	—	90,168
United Kingdom	19,389	61,976	—	81,365
United States	3,359,194	1,626	—	3,360,820
Other Common Stocks(a)	95,572	—	—	95,572
Total Common Stocks	3,525,541	695,377	—	4,220,918
U.S. Treasury Obligations	—	887,184	—	887,184
U.S. Government Agency Securities	—	182,073	—	182,073
Corporate Bonds(a)	—	1,594,555	—	1,594,555
Preferred Stocks(a)	—	6,462	—	6,462
Exchange-Traded Funds	798,804	—	—	798,804
Investment Companies	—	2,067,492	—	2,067,492
Options Purchased(b)(d)	—	3,495	—	10,361
Short-Term Investments	—	153,927	—	153,927
Total Investments	$4,324,345	$5,590,565	$—	$9,914,910

(a)       The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

(b)       The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(c)        The reconciliation between beginning and ending balances of investments in which unobservable inputs (Level 3) were used is not presented as all values rounded to less than $1,000.

(d)       At the beginning of the year, these investments were valued using methods the Board has approved in the good-faith belief that the  resulting valuation will reflect the fair value of the security. The Fund held no Level 3 investments in options written at January 31, 2021.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Assets	$2,031	$—	$—	$2,031
Liabilities	(1,706)	—	—	(1,706)
Forward FX Contracts(a)
Liabilities	—	(222)	—	(222)
Swaps
Assets	—	3,260	—	3,260
Liabilities	—	(9,641)	—	(9,641)
Options Written
Liabilities	—	(6,866)	—	(6,866)
Total	$325	$(13,469)	$—	$(13,144)

(a)       Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)       The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

(000’s omitted)	Beginning balance, as of 11/1/2020	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2021
Other Financial Instruments
Options Written(c)	$(14)	$—	$10	$4	$—	$—	$—	$—	$—	$—
Total	$(14)	$—	$10	$4	$—	$—	$—	$—	$—	$—

(c)         At the beginning of the year, these investments were valued in accordance with the procedures approved by the Board of Trustees. The Fund held no Level 3 investments at January 31, 2021.

See Notes to Schedule of Investments

§ Investments in Affiliates(a):

	Value at October 31, 2020	Purchase Cost	Sales Proceeds /Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(b)	Shares held at January 31, 2021	Value at January 31, 2021
Neuberger Berman Emerging Markets Equity Fund Class R6	$563,538	$3,119	$—	$106,845	$—	$3,119	28,287	$673,502
Neuberger Berman Genesis Fund Class R6	351,639	15,735	—	49,139	—	15,735	5,900	416,513
Neuberger Berman International Select Fund Class R6	840,317	14,709	—	122,451	—	14,709	65,339	977,477
Sub-total for affiliates held as of 1/31/21(c)	$1,755,494	$33,563	$—	$278,435	$—	$33,563		$2,067,492
Neuberger Berman Commodity Strategy Fund Institutional Class	$420,889	$—	$466,458	$77,029	$(31,460)	$—	—	$—
Sub-total for affiliates no longer held as of 1/31/21	$420,889	$—	$466,458	$77,029	$(31,460)	$—	—	$—
Total	$2,176,383	$33,563	$466,458	$355,464	$(31,460)	$33,563		$2,067,492

(a)         Affiliated persons, as defined in the Investment Company Act of 1940, as amended. Neuberger Berman Alternative Funds and Neuberger Berman Investment Advisers LLC (“NBIA”) have obtained an exemptive order from the Securities and Exchange Commission that permits the Fund to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)        Distributions received include distributions from net investment income and net realized capital gains, if any, from the other investment companies managed by NBIA.

(c)         At January 31, 2021, these securities amounted to approximately 20.9% of net assets of the Fund.

^                 A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) January 31, 2021

Number of Shares		Value
Long Positions 97.0%
Common Stocks 78.5%
Aerospace & Defense 1.4%
360,100	L3Harris Technologies, Inc.	$61,760,751

Air Freight & Logistics 0.4%
72,000	FedEx Corp.	16,944,480

Banks 2.4%
1,021,000	Citigroup, Inc.	59,207,790
342,000	JPMorgan Chase & Co.	44,005,140
		103,212,930
Beverages 2.0%
2,753,800	Keurig Dr Pepper, Inc.	87,570,840

Biotechnology 0.9%
599,300	Gilead Sciences, Inc.	39,314,080

Capital Markets 4.6%
29,000	BlackRock, Inc.	20,336,540	(a)
700,000	Blackstone Group, Inc. Class A	47,033,000
1,175,500	Brookfield Asset Management, Inc. Class A	45,656,420
312,100	CME Group, Inc.	56,721,054	(a)
412,700	Tradeweb Markets, Inc. Class A	25,088,033
		194,835,047
Chemicals 2.7%
154,300	Air Products & Chemicals, Inc.	41,161,068
910,000	Ashland Global Holdings, Inc.	72,790,900
		113,951,968
Commercial Services 0.5%
2,158,660	LegalZoom.com, Inc.	23,385,627	*(b)(c)(r)

Commercial Services & Supplies 1.1%
407,800	Waste Management, Inc.	45,396,296

Containers & Packaging 0.4%
128,100	Avery Dennison Corp.	19,326,447

Diversified Consumer Services 0.1%
550,000	OneSpaWorld Holdings Ltd. Pipe	5,219,500	*

Electric Utilities 1.9%
990,000	NextEra Energy, Inc.	80,061,300	(d)

Electrical Equipment 0.5%
993,800	nVent Electric PLC	22,241,244

Electronic Equipment, Instruments & Components 1.4%
187,100	Amphenol Corp. Class A	23,365,048
265,000	CDW Corp.	34,889,900
		58,254,948
Entertainment 2.6%
703,000	Activision Blizzard, Inc.	63,973,000	(a)
110,000	Spotify Technology SA	34,650,000	*
70,000	Walt Disney Co.	11,771,900	*
		110,394,900
Food & Staples Retailing 1.2%
41,900	Costco Wholesale Corp.	14,766,817
264,000	Walmart, Inc.	37,089,360
		51,856,177
Food Products 2.4%
245,500	Lamb Weston Holdings, Inc.	18,338,850
743,000	Mondelez International, Inc. Class A	41,191,920
977,900	Utz Brands, Inc.	23,058,882
602,800	Whole Earth Brands, Inc.	6,829,724	*
1,000,000	Whole Earth Brands, Inc. Pipe	11,330,000	*
		100,749,376
Health Care Equipment & Supplies 3.0%
481,500	Baxter International, Inc.	36,993,645
195,775	Becton, Dickinson & Co.	51,251,937
23,400	DexCom, Inc.	8,771,490	*
288,700	Medtronic PLC	32,140,971
		129,158,043
Health Care Providers & Services 2.7%
43,000	Anthem, Inc.	12,770,140
105,200	Humana, Inc.	40,303,172
181,100	UnitedHealth Group, Inc.	60,411,338	(d)
		113,484,650
Hotels, Restaurants & Leisure 2.6%
205,000	Marriott International, Inc. Class A	23,843,550
416,500	McDonald’s Corp.	86,565,360
		110,408,910
Household Products 0.5%
184,000	Procter & Gamble Co.	23,590,640

Industrial Conglomerates 0.6%
139,700	Honeywell International, Inc.	27,293,189

Interactive Media & Services 3.8%
49,300	Alphabet, Inc. Class A	90,088,848	*
212,400	Facebook, Inc. Class A	54,869,292	*(a)
240,600	Pinterest, Inc. Class A	16,483,506	*
		161,441,646
Internet & Direct Marketing Retail 3.1%
32,200	Amazon.com, Inc.	103,239,640	*
234,700	Expedia Group, Inc.	29,126,270
		132,365,910
IT Services 5.2%
658,071	Druva, Inc. Ser.4 Preference Shares	4,115,971	*(b)(c)(r)
400,600	Fidelity National Information Services, Inc.	49,458,076
84,400	LiveRamp Holdings, Inc.	6,389,924	*
1,787,200	Paya Holdings, Inc. Class A	23,162,112	*
59,400	PayPal Holdings, Inc.	13,918,014	*
962,655	Repay Holdings Corp.	21,322,808	*
207,800	Visa, Inc. Class A	40,157,350	(a)(d)
332,301	WEX, Inc.	62,671,969	*
		221,196,224
Life Sciences Tools & Services 0.8%
65,100	Thermo Fisher Scientific, Inc.	33,181,470

Machinery 0.4%
1,251,326	Gates Industrial Corp. PLC	17,668,723	*

See Notes to Schedule of Investments

Number of Shares		Value
Multi-Utilities 2.1%
1,552,500	CenterPoint Energy, Inc.	$32,742,225	(a)
651,400	WEC Energy Group, Inc.	57,909,460
		90,651,685
Oil, Gas & Consumable Fuels 1.0%
1,211,700	Enbridge, Inc.	40,713,120
329	Venture Global LNG, Inc. Ser. C	1,612,100	*(b)(c)(r)
		42,325,220
Pharmaceuticals 1.0%
188,600	Johnson & Johnson	30,766,318
131,200	Novartis AG ADR	11,869,664
		42,635,982
Professional Services 3.4%
416,900	Equifax, Inc.	73,837,159
830,000	IHS Markit Ltd.	72,276,400	(a)
		146,113,559
Road & Rail 1.9%
428,500	Uber Technologies, Inc.	21,823,505	*
295,500	Union Pacific Corp.	58,352,385
		80,175,890
Semiconductors & Semiconductor Equipment 0.5%
38,800	ASML Holding NV	20,725,408

Software 11.6%
176,100	Adobe, Inc.	80,789,397	*
858,900	Anaplan, Inc.	57,288,630	*
68,149	AvidXchange, Inc.	4,592,663	*(b)(c)(r)
257,089	Duck Creek Technologies, Inc.	12,350,556	*(b)
1,751,421	Duck Creek Technologies, Inc.	84,138,265	*(b)(r)
64,800	Duck Creek Technologies, Inc.	3,132,432	*
362,300	Microsoft Corp.	84,039,108
125,000	salesforce.com, Inc.	28,195,000	*
96,400	ServiceNow, Inc.	52,360,624	*
186,200	Splunk, Inc.	30,728,586	*
248,800	Workday, Inc. Class A	56,609,464	*
		494,224,725
Specialty Retail 3.7%
281,100	Asbury Automotive Group, Inc.	40,087,671	*
240,600	Home Depot, Inc.	65,159,292	(a)
51,800	O’Reilly Automotive, Inc.	22,039,346	*
480,000	TJX Cos., Inc.	30,739,200
		158,025,509
Technology Hardware, Storage & Peripherals 2.0%
658,500	Apple, Inc.	86,895,660

Textiles, Apparel & Luxury Goods 1.4%
32,900	Lululemon Athletica, Inc.	10,813,572	*
249,000	NIKE, Inc. Class B	33,263,910
787,000	Under Armour, Inc. Class A	13,772,500	*
		57,849,982
Trading Companies & Distributors 0.7%
1,606,200	Univar Solutions, Inc.	29,859,258	*

Total Common Stocks (Cost $2,497,787,602)		3,353,748,194
Preferred Stocks 2.7%
Capital Markets 0.2%
1,289,850	DoubleVerify Ser. A, Preferred Units	7,399,998	*(b)(c)(r)

Food Products 0.2%
626,667	Sweetgreen, Inc. Ser. D	5,640,003	*(b)(c)(r)
59,031	Sweetgreen, Inc. Ser. I	1,009,430	*(b)(c)(r)
51,075	Sweetgreen, Inc. Ser. J	873,383	*(b)(c)(r)
		7,522,816
Multi-Utilities 0.3%
118,300	Sempra Energy, Ser. B, 6.75%	12,109,188

Software 1.2%
272,596	AvidXchange, Inc. Ser. F	18,370,653	*(b)(c)(r)
1,000	Pride Parent, Inc. Ser. A	35,000,000	*(b)(c)(r)
		53,370,653
Specialty Retail 0.8%
2,076,345	Fanatics, Inc. Ser. E	35,900,005	*(b)(c)(r)
Total Preferred Stocks (Cost $113,048,172)		116,302,660

Principal Amount
Loan Assignments(e) 1.2%
Data Centers 0.2%
$7,703,133	Colorado Buyer Inc., Term Loan B, (3M USD LIBOR + 3.00)%, 4.00%, due 5/1/2024	7,389,692

Leisure Goods - Activities - Movies 0.5%
25,000,000	One Spa World, LLC, Second Lien Term Loan, (3M USD LIBOR + 7.50)%, 7.72%, due 3/18/2027	23,250,000	(b)(c)

Retailers (except food & drug) 0.5%
20,345,541	Party City Holdings Inc., Term Loan B, (3M USD LIBOR + 2.50)%, 3.25%, due 8/19/2022	19,566,714	(f)(g)

Total Loan Assignments (Cost $45,327,312)		50,206,406
Corporate Bonds 5.1%
Commercial Services 0.6%
23,530,000	APX Group, Inc., 7.63%, due 9/1/2023	24,441,787	(h)

Electric 0.1%
3,716,000	Wisconsin Energy Corp., (3M USD LIBOR + 2.11)%, 2.33%, due 5/15/2067	3,348,736	(e)

Gas 0.3%
12,105,000	Rockpoint Gas Storage Canada Ltd., 7.00%, due 3/31/2023	11,905,873	(i)

Internet 0.2%
	Uber Technologies, Inc.
1,850,000	7.50%, due 9/15/2027	2,028,081	(i)
5,555,000	6.25%, due 1/15/2028	5,971,625	(i)
		7,999,706
Miscellaneous Manufacturer 1.0%
	Anagram International, Inc./Anagram Holdings LLC
22,456,677	10.00% Cash & 5.00% PIK, due 8/15/2025	26,498,879	(i)(j)

Principal Amount		Value
$14,960,187	5.00% Cash & 5.00% PIK/10.00% Cash, due 8/15/2026	$14,960,187	(i)(j)
		41,459,066
Pipelines 0.0%(k)
1,730,000	Enterprise Products Operating LLC, (3M USD LIBOR + 2.78)%, 3.00%, due 6/1/2067	1,512,738	(e)

Retail 0.9%
13,010,000	Argos Merger Sub, Inc., 7.13%, due 3/15/2023	13,041,875	(i)
27,199,035	Party City Holdings, Inc., (6M USD LIBOR + 5.00)%, 5.75%, due 7/15/2025	25,703,088	(e)(i)
		38,744,963
Specialty Retail 1.8%
	PetSmart, Inc./PetSmart Finance Corp.
13,471,000	8.88%, due 6/1/2025	14,064,667	(i)
61,200,000	7.75%, due 2/15/2029	61,200,000	(b)(i)(l)
		75,264,667
Theaters & Entertainment 0.2%
1,820,000	Cinemark USA, Inc., 5.13%, due 12/15/2022	1,779,050
9,235,000	Live Nation Entertainment, Inc., 4.75%, due 10/15/2027	9,258,087	(i)
		11,037,137
Total Corporate Bonds (Cost $167,600,511)		215,714,673
Convertible Bonds 0.6%
Semiconductors & Semiconductor Equipment 0.2%
4,020,000	MagnaChip Semiconductor SA, 5.00%, due 3/1/2021	8,308,862

Software 0.4%
9,520,000	Sailpoint Technologies Holdings, Inc., 09/24 0.125, 0.13%, due 9/15/2024	19,119,237

Internet 0.0%(k)
1,835,000	Uber Technologies, Inc., 0.00%, due 12/15/2025	1,912,674	(i)

Total Convertible Bonds (Cost $16,178,790)		29,340,773

Number of Units

Master Limited and Limited Partnership Units 3.7%
Capital Markets 1.4%
2,584,217	CC DNB Holdings, L.P.	61,116,732

Multi-Utilities 1.0%
789,900	Brookfield Infrastructure Partners L.P.	41,209,083

Oil, Gas & Consumable Fuels 1.3%
2,721,000	Enterprise Products Partners L.P.	55,045,830

Total Master Limited and Limited Partnership Units (Cost $140,662,329)		157,371,645
Warrants 0.1%
Diversified Consumer Services 0.1%
52,600	OneSpaWorld Holdings Ltd. Expires 3/19/2024	144,650	*
653,334	OneSpaWorld Holdings Ltd. Pipe Expires 6/12/2025	3,194,803	*(b)
1	Sweetgreen, Inc. Ser. J Expires 1/21/2026	—	*(b)(c)(r)
		3,339,453
	Food Products 0.0%(k)
301,400	Whole Earth Brands, Inc. Expires 6/25/2025	418,946	*
701,800	Whole Earth Brands, Inc. Expires 6/25/2025	975,502	*
		1,394,448
Total Warrants (Cost $433,413)		4,733,901
Total Purchased Options(m) 0.3% (Cost $12,202,951)		12,254,339
Short-Term Investments 5.1%
Investment Companies 5.1%
215,845,510	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(n)	215,845,510	(d)
460,040	State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%(n)	460,040	(o)
Total Short-Term Investments (Cost $216,305,550)		216,305,550
Total Long Positions (97.3%) (Cost $3,209,546,630)		4,155,978,141
Short Positions ((8.5))%(p)
Common Stocks Sold Short (6.9)%
Aerospace & Defense (0.2)%
(28,000)	Northrop Grumman Corp.	(8,025,080)

Biotechnology (0.3)%
(55,000)	Exact Sciences Corp.	(7,543,800	)*
(120,000)	Invitae Corp.	(5,942,400	)*
		(13,486,200)
Building Products (0.3)%
(101,000)	Allegion PLC	(10,808,010)

Capital Markets (0.7)%
(298,600)	Carlyle Group, Inc.	(9,635,822)
(498,300)	Franklin Resources, Inc.	(13,100,307)
(1,447,623)	Prospect Capital Corp.	(9,120,025)
		(31,856,154)
Diversified Financial Services (0.3)%
(1,316,700)	UWM Holdings Corp.	(13,048,497	)*

Electric Utilities (0.2)%
(143,900)	Southern Co.	(8,478,588)

Energy Equipment & Services (0.2)%
(772,200)	NOV, Inc.	(9,559,836)

Equity Real Estate Investment Trusts (0.2)%
(256,200)	Iron Mountain, Inc.	(8,626,254)

Number of Shares		Value
Food & Staples Retailing (0.1)%
(120,100)	Kroger Co.	(4,143,450)

Food Products (0.5)%
(400,000)	Campbell Soup Co.	(19,244,000)

Hotels, Restaurants & Leisure (1.0)%
(31,200)	Domino’s Pizza, Inc.	(11,567,712)
(295,000)	MGM Resorts International	(8,425,200)
(110,000)	Shake Shack, Inc. Class A	(12,476,200)*
(155,000)	Texas Roadhouse, Inc.	(11,812,550)
		(44,281,662)
IT Services (0.8)%
(92,000)	Automatic Data Processing, Inc.	$(15,191,040)
(773,200)	Western Union Co.	(17,219,164)
		(32,410,204)
Multi-Utilities (0.5)%
(280,000)	Consolidated Edison, Inc.	(19,818,400)

Semiconductors & Semiconductor Equipment (0.1)%
(11,700)	NVIDIA Corp.	(6,079,203)

Software (1.0)%
(122,000)	Guidewire Software, Inc.	(13,998,280)*
(175,000)	SAP SE ADR	(22,085,000)
(15,000)	Zoom Video Communications, Inc. Class A	(5,581,050)*
		(41,664,330)
Specialty Retail (0.5)%
(68,700)	Carvana Co.	(17,943,753)*
(200,000)	Petco Health & Wellness Co, Inc.	(5,206,000)*
		(23,149,753)
Total Common Stocks Sold Short (Proceeds $(270,844,369))		(294,679,621)

Principal Amount
Corporate Bonds Sold Short (1.4)%
Computers (0.1)%
(5,000,000)	Banff Merger Sub, Inc., 9.75%, due 9/1/2026	(5,304,600	)(i)

Lodging (0.2)%
(7,000,000)	Boyd Gaming Corp., 4.75%, due 12/1/2027	(7,200,025)

Media (0.9)%
(5,000,000)	Clear Channel Worldwide Holdings, Inc., 5.13%, due 8/15/2027	(5,118,750	)(i)
	Entercom Media Corp.
(5,000,000)	6.50%, due 5/1/2027	(5,160,600	)(i)
(9,500,000)	7.25%, due 11/1/2024	(9,708,762	)(i)
(10,000,000)	iHeartCommunications, Inc., 8.38%, due 5/1/2027	(10,702,500)
(6,000,000)	Univision Communications, Inc., 5.13%, due 2/15/2025	(6,055,050	)(i)
		(36,745,662)
Retail (0.2)%
(10,000,000)	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/1/2025	(10,321,250)

Total Corporate Bonds Sold Short (Proceeds $(56,412,397))		(59,571,537)
Exchange-Traded Funds Sold Short (0.2)%
(92,200)	SPDR S&P Retail ETF (Cost $(7,821,417))	(8,114,522)
Total Short Positions (Proceeds $(335,078,183))		(362,365,680)
Total Investments 88.8% (Cost $2,874,468,447)		$3,793,612,461
Other Assets Less Liabilities 11.2%		478,879,991	(q)
Net Assets 100.0%		$4,272,492,452

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written.
(b)

Security fair valued as of January 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2021 amounted to $322,033,457, which represents 7.5% of net assets of the Fund.

(c)	Value determined using significant unobservable inputs.
(d)	All or a portion of this security is segregated in connection with obligations for securities sold short, options written, swaps and/or futures with a total value of $380,481,238.
(e)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2021 and changes periodically.
(f)	All or a portion of this security was purchased on a delayed delivery basis.
(g)	All or a portion of this security had not settled as of January 31, 2021 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(h)	The security or a portion of this security is on loan at January 31, 2021. Total value of all such securities at January 31, 2021 amounted to $453,721 for the Fund.
(i)

Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2021, these securities amounted to $186,545,036 of long positions and $(31,347,762) of short positions, which represents 4.4% and (0.7)%, respectively, of net assets of the Fund.

(j)	Payment-in-kind (PIK) security.
(k)	Represents less than 0.05% of net assets of the Fund.
(l)	When-issued security. Total value of all such securities at January 31, 2021, amounted to $61,200,000, which represents 1.4% of net assets of the Fund.
(m)	See “Purchased option contracts” under Derivative Instruments.
(n)	Represents 7-day effective yield as of January 31, 2021.
(o)	Represents investment of cash collateral received from securities lending.

(p)	At January 31, 2021, the Fund had $446,149,385 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(q)	Includes the impact of the Fund’s open positions in derivtives at January 31, 2021.
(r)

These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale. At January 31, 2021, these securities amounted to $222,038,098, which represents 5.2% of net assets of the Fund.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of 1/31/2021	Fair Value Percentage of Net Assets as of 1/31/2021
AvidXchange, Inc.	4/7/2020	$3,340,119	0.1%	$4,592,663	0.1%
AvidXchange, Inc. (Ser. F Preferred Shares)	4/7/2020	13,360,475	0.5%	18,370,653	0.5%
DoubleVerify (Ser. A, Preferred Units)	11/18/2020	7,399,998	0.2%	7,399,998	0.2%
Druva, Inc.	6/14/2019	3,429,998	0.1%	4,115,971	0.1%
Duck Creek Technologies, Inc.	8/18/2020	21,702,316	0.5%	84,138,265	2.0%
Fanatics, Inc. (Ser. E Preferred Shares)	8/13/2020	35,900,005	1.0%	35,900,005	0.8%
LegalZoom.com, Inc.	8/22/2018	21,259,563	0.6%	23,385,627	0.6%
Pride Parent, Inc. (Ser. A Preferred Shares)	1/19/2021	35,000,000	0.8%	35,000,000	0.8%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/30/2018	7,520,004	0.3%	5,640,003	0.1%
Sweetgreen, Inc. (Ser. I Preferred Shares)	9/13/2019	1,009,430	0.0%	1,009,430	0.0%
Sweetgreen, Inc. (Ser. J Preferred Shares)	1/21/2021	873,383	0.0%	873,383	0.0%
Sweetgreen, Inc. (Ser. J Warrants)	1/21/2021	—	0.0%	—	0.0%
Venture Global LNG, Inc. Ser. C	11/21/2018	2,303,000	0.1%	1,612,100	0.0%
Total		$153,098,291	4.2%	$222,038,098	5.2%

Derivative Instruments

Futures contracts (“futures”)

At January 31, 2021, open positions in futures for the Fund were as follows:

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2021	508	NASDAQ 100 E-Mini Index	$(131,178,300)	$(2,346,986)
3/2021	2,712	S&P 500 E-Mini Index	(502,425,120)	(635,769)
3/2021	105	U.S. Treasury Long Bond	(17,715,469)	438,862
Total Futures			$(651,318,889)	$(2,543,893)

At January 31, 2021, the Fund had $51,852,959 deposited in a segregated account to cover margin requirements on open futures.

Total return basket swap contracts (“total return basket swaps”)

At January 31, 2021, the Fund had outstanding total return basket swaps(a) as follows:

Over-the-counter total return basket swaps - Short (b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBNBVL	0.15%	(0.09)%	3M USD LIBOR	3M/T	2/15/2021	$(1,438,035)
GSI	GSCBNBVL	0.15%	(0.09)%	3M USD LIBOR	3M/T	2/15/2021	(2,686,515)
GSI	GSCBNBVL	0.15%	(0.09)%	3M USD LIBOR	3M/T	2/15/2021	(689,343)
GSI	GSCBNBVL	0.15%	(0.09)%	3M USD LIBOR	3M/T	4/15/2021	(5,852,037)
JPM	JPNBGCND	(0.41)%	(0.65)%	3M USD LIBOR	3M/T	10/29/2021	(14,783,146)
JPM	JPNBLQGS	0.16%	0.03%	1M USD LIBOR	1M/T	7/19/2021	(3,250,020)
JPM	JPNBLQGS	0.16%	0.03%	1M USD LIBOR	1M/T	7/19/2021	(3,754,427)
JPM	JPNBLQGS	0.16%	0.03%	1M USD LIBOR	1M/T	7/19/2021	(7,894,613)
JPM	JPNBLQGS	0.16%	0.03%	1M USD LIBOR	1M/T	7/19/2021	(7,169,122)
JPM	JPNBLQGS	0.16%	0.03%	1M USD LIBOR	1M/T	7/19/2021	(3,424,342)
JPM	JPNBLQGS	0.16%	0.03%	1M USD LIBOR	1M/T	7/19/2021	(6,447,299)
JPM	JPNBRMV3	0.23%	(0.01)%	3M USD LIBOR	3M/T	5/6/2022	(12,651,016)
Total							$(70,039,915)

(a)         The following table represents required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL
Freeport-McMoRan Inc.	(2,132)	$(177,659)	$(36,552)	2.5%
Albemarle Corp.	(296)	(149,087)	(30,674)	2.1%
SVB Financial Group	(104)	(141,312)	(29,074)	2.0%
Skyworks Solutions Inc.	(268)	(140,545)	(28,916)	2.0%
United Rentals Inc.	(180)	(135,339)	(27,845)	1.9%
DaVita Inc.	(348)	(126,556)	(26,038)	1.8%
L Brands Inc.	(911)	(114,978)	(23,656)	1.6%
Parker-Hannifin Corp.	(126)	(103,588)	(21,312)	1.5%
Aptiv PLC	(249)	(102,933)	(21,178)	1.5%
Fortune Brands Home & Security Inc.	(401)	(107,056)	(22,026)	1.5%
Lennar Corp.	(415)	(106,998)	(22,014)	1.5%
AES Corp./The	(1,335)	(100,825)	(20,744)	1.4%
First Republic Bank/CA	(220)	(98,854)	(20,338)	1.4%
Newell Brands Inc.	(1,312)	(97,601)	(20,081)	1.4%
Ameriprise Financial Inc.	(158)	(96,610)	(19,877)	1.4%
Kroger Co./The	(891)	(95,230)	(19,593)	1.4%
Seagate Technology PLC	(463)	(94,826)	(19,510)	1.4%

See Notes to Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL (cont’d)
Eastman Chemical Co.	(308)	$(93,951)	$(19,330)	1.3%
eBay Inc.	(515)	(90,217)	(18,562)	1.3%
Laboratory Corp of America Holdings	(126)	(89,326)	(18,378)	1.3%
LKQ Corp.	(817)	(88,774)	(18,265)	1.3%
Affiliated Managers Group Inc.	(260)	(88,612)	(18,231)	1.3%
WW Grainger Inc.	(77)	(87,364)	(17,974)	1.2%
Whirlpool Corp.	(152)	(87,250)	(17,951)	1.2%
Capri Holdings Ltd.	(671)	(86,512)	(17,799)	1.2%
Packaging Corp of America	(205)	(85,546)	(17,600)	1.2%
State Street Corp.	(393)	(85,094)	(17,507)	1.2%
Quest Diagnostics Inc.	(206)	(82,490)	(16,972)	1.2%
International Paper Co.	(522)	(81,261)	(16,719)	1.2%
Invesco Ltd.	(1,270)	(80,964)	(16,658)	1.2%
McKesson Corp.	(148)	(80,065)	(16,473)	1.1%
Mohawk Industries Inc.	(178)	(79,168)	(16,288)	1.1%
NRG Energy Inc.	(609)	(78,055)	(16,059)	1.1%
Cardinal Health Inc.	(469)	(77,996)	(16,047)	1.1%
Nordstrom Inc.	(709)	(77,888)	(16,025)	1.1%
Westrock Co.	(606)	(77,705)	(15,987)	1.1%
Biogen Inc.	(88)	(77,109)	(15,864)	1.1%
Regions Financial Corp.	(1,417)	(74,629)	(15,354)	1.1%
Tapestry Inc.	(759)	(74,310)	(15,289)	1.1%
Mosaic Co./The	(920)	(73,942)	(15,213)	1.1%
Lumen Technologies Inc.	(1,928)	(73,918)	(15,208)	1.1%
LyondellBasell Industries NV	(276)	(73,196)	(15,060)	1.0%
Gap Inc./The	(1,167)	(73,179)	(15,056)	1.0%
Interpublic Group of Cos Inc./The	(980)	(73,083)	(15,036)	1.0%
Dow Inc.	(446)	(71,613)	(14,734)	1.0%
Iron Mountain Inc.	(680)	(70,866)	(14,580)	1.0%
Citizens Financial Group Inc.	(624)	(70,416)	(14,488)	1.0%
Constellation Brands Inc.	(107)	(69,931)	(14,388)	1.0%
Fifth Third Bancorp	(777)	(69,632)	(14,326)	1.0%
Ralph Lauren Corp.	(222)	(69,401)	(14,279)	1.0%
Foot Locker Inc.	(508)	(68,918)	(14,179)	1.0%
Zions Bancorp NA	(497)	(67,878)	(13,965)	1.0%
Leggett & Platt Inc.	(533)	(67,709)	(13,931)	1.0%
J M Smucker Co./The	(186)	(67,012)	(13,787)	1.0%
Other Securities	(28,835)	(2,116,452)	(435,442)	30.5%
		$(6,991,429)	$(1,438,432)
Accrued Net Interest Receivable/(Payable)			397
			$(1,438,035)

GSCBNBVL
Freeport-McMoRan Inc.	(3,703)	$(308,645)	$(68,284)	2.5%
Albemarle Corp.	(514)	(259,008)	(57,302)	2.1%
SVB Financial Group	(181)	(245,500)	(54,314)	2.0%
Skyworks Solutions Inc.	(466)	(244,167)	(54,019)	2.0%
United Rentals Inc.	(312)	(235,123)	(52,018)	1.9%
DaVita Inc.	(605)	(219,865)	(48,643)	1.8%
L Brands Inc.	(1,582)	(199,750)	(44,192)	1.6%
Parker-Hannifin Corp.	(220)	(179,962)	(39,814)	1.5%
Aptiv PLC	(432)	(178,825)	(39,563)	1.5%
Fortune Brands Home & Security Inc.	(696)	(185,986)	(41,147)	1.5%
Lennar Corp.	(722)	(185,886)	(41,125)	1.5%
AES Corp./The	(2,319)	(175,162)	(38,753)	1.4%
First Republic Bank/CA	(382)	(171,738)	(37,995)	1.4%
Newell Brands Inc.	(2,279)	(169,561)	(37,513)	1.4%
Ameriprise Financial Inc.	(274)	(167,839)	(37,132)	1.4%
Kroger Co./The	(1,548)	(165,442)	(36,602)	1.4%
Seagate Technology PLC	(804)	(164,740)	(36,447)	1.4%
Eastman Chemical Co.	(536)	(163,219)	(36,110)	1.3%
eBay Inc.	(896)	(156,734)	(34,675)	1.3%

See Notes to Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL (cont’d)
Laboratory Corp of America Holdings	(219)	$(155,185)	$(34,333)	1.3%
LKQ Corp.	(1,419)	(154,226)	(34,121)	1.3%
Affiliated Managers Group Inc.	(451)	(153,944)	(34,058)	1.3%
WW Grainger Inc.	(134)	(151,776)	(33,579)	1.2%
Whirlpool Corp.	(264)	(151,578)	(33,535)	1.2%
Capri Holdings Ltd.	(1,165)	(150,296)	(33,251)	1.2%
Packaging Corp of America	(357)	(148,619)	(32,880)	1.2%
State Street Corp.	(682)	(147,832)	(32,706)	1.2%
Quest Diagnostics Inc.	(358)	(143,310)	(31,706)	1.2%
International Paper Co.	(906)	(141,175)	(31,233)	1.2%
Invesco Ltd.	(2,206)	(140,658)	(31,119)	1.2%
McKesson Corp.	(257)	(139,096)	(30,773)	1.1%
Mohawk Industries Inc.	(309)	(137,537)	(30,429)	1.1%
NRG Energy Inc.	(1,057)	(135,604)	(30,001)	1.1%
Cardinal Health Inc.	(814)	(135,502)	(29,978)	1.1%
Nordstrom Inc.	(1,232)	(135,314)	(29,937)	1.1%
Westrock Co.	(1,052)	(134,996)	(29,866)	1.1%
Biogen Inc.	(153)	(133,960)	(29,637)	1.1%
Regions Financial Corp.	(2,461)	(129,652)	(28,684)	1.1%
Tapestry Inc.	(1,318)	(129,097)	(28,561)	1.1%
Mosaic Co./The	(1,598)	(128,459)	(28,420)	1.1%
Lumen Technologies Inc.	(3,349)	(128,416)	(28,411)	1.1%
LyondellBasell Industries NV	(479)	(127,163)	(28,133)	1.0%
Gap Inc./The	(2,027)	(127,133)	(28,127)	1.0%
Interpublic Group of Cos Inc./The	(1,703)	(126,966)	(28,090)	1.0%
Dow Inc.	(774)	(124,413)	(27,525)	1.0%
Iron Mountain Inc.	(1,181)	(123,114)	(27,238)	1.0%
Citizens Financial Group Inc.	(1,084)	(122,333)	(27,065)	1.0%
Constellation Brands Inc.	(186)	(121,489)	(26,878)	1.0%
Fifth Third Bancorp	(1,350)	(120,970)	(26,763)	1.0%
Ralph Lauren Corp.	(385)	(120,569)	(26,674)	1.0%
Foot Locker Inc.	(882)	(119,731)	(26,489)	1.0%
Zions Bancorp NA	(863)	(117,924)	(26,089)	1.0%
Leggett & Platt Inc.	(926)	(117,629)	(26,024)	1.0%
J M Smucker Co./The	(323)	(116,420)	(25,757)	1.0%
Other Securities	(50,099)	(3,676,889)	(813,473)	30.5%
		$(12,146,127)	$(2,687,191)
Accrued Net Interest Receivable/(Payable)			676
			$(2,686,515)

GSCBNBVL
Freeport-McMoRan Inc.	(1,216)	$(101,356)	$(17,523)	2.5%
Albemarle Corp.	(169)	(85,056)	(14,705)	2.1%
SVB Financial Group	(59)	(80,620)	(13,938)	2.0%
Skyworks Solutions Inc.	(153)	(80,182)	(13,862)	2.0%
United Rentals Inc.	(103)	(77,212)	(13,349)	1.9%
DaVita Inc.	(199)	(72,201)	(12,482)	1.8%
L Brands Inc.	(520)	(65,596)	(11,341)	1.6%
Parker-Hannifin Corp.	(72)	(59,098)	(10,217)	1.5%
Aptiv PLC	(142)	(58,724)	(10,153)	1.5%
Fortune Brands Home & Security Inc.	(229)	(61,076)	(10,559)	1.5%
Lennar Corp.	(237)	(61,043)	(10,553)	1.5%
AES Corp./The	(762)	(57,522)	(9,945)	1.4%
First Republic Bank/CA	(126)	(56,397)	(9,750)	1.4%
Newell Brands Inc.	(749)	(55,682)	(9,627)	1.4%
Ameriprise Financial Inc.	(90)	(55,117)	(9,529)	1.4%
Kroger Co./The	(508)	(54,329)	(9,393)	1.4%
Seagate Technology PLC	(264)	(54,099)	(9,353)	1.4%
Eastman Chemical Co.	(176)	(53,600)	(9,267)	1.3%
eBay Inc.	(294)	(51,470)	(8,898)	1.3%
Laboratory Corp of America Holdings	(72)	(50,961)	(8,810)	1.3%
LKQ Corp.	(466)	(50,646)	(8,756)	1.3%
Affiliated Managers Group Inc.	(148)	(50,554)	(8,740)	1.3%
WW Grainger Inc.	(44)	(49,842)	(8,617)	1.2%

See Notes to Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL (cont’d)
Whirlpool Corp.	(87)	$(49,777)	$(8,606)	1.2%
Capri Holdings Ltd.	(383)	(49,356)	(8,533)	1.2%
Packaging Corp of America	(117)	(48,805)	(8,438)	1.2%
State Street Corp.	(224)	(48,547)	(8,393)	1.2%
Quest Diagnostics Inc.	(118)	(47,062)	(8,136)	1.2%
International Paper Co.	(298)	(46,360)	(8,015)	1.2%
Invesco Ltd.	(724)	(46,191)	(7,986)	1.2%
McKesson Corp.	(85)	(45,678)	(7,897)	1.1%
Mohawk Industries Inc.	(102)	(45,166)	(7,808)	1.1%
NRG Energy Inc.	(347)	(44,531)	(7,699)	1.1%
Cardinal Health Inc.	(267)	(44,498)	(7,693)	1.1%
Nordstrom Inc.	(405)	(44,436)	(7,682)	1.1%
Westrock Co.	(346)	(44,331)	(7,664)	1.1%
Biogen Inc.	(50)	(43,991)	(7,605)	1.1%
Regions Financial Corp.	(808)	(42,577)	(7,361)	1.1%
Tapestry Inc.	(433)	(42,394)	(7,329)	1.1%
Mosaic Co./The	(525)	(42,185)	(7,293)	1.1%
Lumen Technologies Inc.	(1,100)	(42,171)	(7,291)	1.1%
LyondellBasell Industries NV	(157)	(41,759)	(7,219)	1.0%
Gap Inc./The	(666)	(41,749)	(7,218)	1.0%
Interpublic Group of Cos Inc./The	(559)	(41,694)	(7,208)	1.0%
Dow Inc.	(254)	(40,856)	(7,063)	1.0%
Iron Mountain Inc.	(388)	(40,429)	(6,990)	1.0%
Citizens Financial Group Inc.	(356)	(40,173)	(6,945)	1.0%
Constellation Brands Inc.	(61)	(39,896)	(6,897)	1.0%
Fifth Third Bancorp	(443)	(39,725)	(6,868)	1.0%
Ralph Lauren Corp.	(127)	(39,594)	(6,845)	1.0%
Foot Locker Inc.	(290)	(39,318)	(6,798)	1.0%
Zions Bancorp NA	(283)	(38,725)	(6,695)	1.0%
Leggett & Platt Inc.	(304)	(38,628)	(6,678)	1.0%
J M Smucker Co./The	(106)	(38,231)	(6,610)	1.0%
Other Securities	(16,449)	(1,207,454)	(208,749)	30.5%
		$(3,988,670)	$(689,579)
Accrued Net Interest Receivable/(Payable)			236
			$(689,343)

GSCBNBVL
Freeport-McMoRan Inc.	(10,424)	$(868,722)	$(148,757)	2.5%
Albemarle Corp.	(1,447)	(729,012)	(124,834)	2.1%
SVB Financial Group	(510)	(690,994)	(118,324)	2.0%
Skyworks Solutions Inc.	(1,311)	(687,240)	(117,681)	2.0%
United Rentals Inc.	(879)	(661,785)	(113,322)	1.9%
DaVita Inc.	(1,702)	(618,838)	(105,968)	1.8%
L Brands Inc.	(4,454)	(562,222)	(96,273)	1.6%
Parker-Hannifin Corp.	(618)	(506,526)	(86,736)	1.5%
Aptiv PLC	(1,216)	(503,326)	(86,188)	1.5%
Fortune Brands Home & Security Inc.	(1,960)	(523,484)	(89,640)	1.5%
Lennar Corp.	(2,032)	(523,200)	(89,591)	1.5%
AES Corp./The	(6,527)	(493,018)	(84,423)	1.4%
First Republic Bank/CA	(1,076)	(483,380)	(82,772)	1.4%
Newell Brands Inc.	(6,416)	(477,253)	(81,723)	1.4%
Ameriprise Financial Inc.	(771)	(472,405)	(80,893)	1.4%
Kroger Co./The	(4,358)	(465,658)	(79,738)	1.4%
Seagate Technology PLC	(2,264)	(463,683)	(79,400)	1.4%
Eastman Chemical Co.	(1,508)	(459,403)	(78,667)	1.3%
eBay Inc.	(2,521)	(441,147)	(75,541)	1.3%
Laboratory Corp of America Holdings	(616)	(436,790)	(74,795)	1.3%
LKQ Corp.	(3,994)	(434,091)	(74,332)	1.3%
Affiliated Managers Group Inc.	(1,270)	(433,297)	(74,196)	1.3%
WW Grainger Inc.	(379)	(427,194)	(73,151)	1.2%
Whirlpool Corp.	(744)	(426,636)	(73,056)	1.2%
Capri Holdings Ltd.	(3,279)	(423,028)	(72,438)	1.2%
Packaging Corp of America	(1,005)	(418,307)	(71,630)	1.2%
State Street Corp.	(1,919)	(416,094)	(71,251)	1.2%

See Notes to Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL (cont’d)
Quest Diagnostics Inc.	(1,008)	$(403,364)	$(69,071)	1.2%
International Paper Co.	(2,550)	(397,355)	(68,042)	1.2%
Invesco Ltd.	(6,209)	(395,901)	(67,793)	1.2%
McKesson Corp.	(725)	(391,504)	(67,040)	1.1%
Mohawk Industries Inc.	(870)	(387,117)	(66,289)	1.1%
NRG Energy Inc.	(2,976)	(381,677)	(65,357)	1.1%
Cardinal Health Inc.	(2,292)	(381,388)	(65,308)	1.1%
Nordstrom Inc.	(3,469)	(380,858)	(65,217)	1.1%
Westrock Co.	(2,961)	(379,964)	(65,064)	1.1%
Biogen Inc.	(431)	(377,048)	(64,565)	1.1%
Regions Financial Corp.	(6,927)	(364,924)	(62,488)	1.1%
Tapestry Inc.	(3,711)	(363,362)	(62,221)	1.1%
Mosaic Co./The	(4,497)	(361,566)	(61,913)	1.1%
Lumen Technologies Inc.	(9,427)	(361,445)	(61,893)	1.1%
LyondellBasell Industries NV	(1,348)	(357,916)	(61,288)	1.0%
Gap Inc./The	(5,706)	(357,834)	(61,274)	1.0%
Interpublic Group of Cos Inc./The	(4,794)	(357,362)	(61,194)	1.0%
Dow Inc.	(2,179)	(350,177)	(59,963)	1.0%
Iron Mountain Inc.	(3,323)	(346,521)	(59,337)	1.0%
Citizens Financial Group Inc.	(3,051)	(344,324)	(58,961)	1.0%
Constellation Brands Inc.	(523)	(341,948)	(58,554)	1.0%
Fifth Third Bancorp	(3,800)	(340,487)	(58,304)	1.0%
Ralph Lauren Corp.	(1,084)	(339,357)	(58,110)	1.0%
Foot Locker Inc.	(2,483)	(336,999)	(57,707)	1.0%
Zions Bancorp NA	(2,428)	(331,913)	(56,836)	1.0%
Leggett & Platt Inc.	(2,607)	(331,083)	(56,694)	1.0%
J M Smucker Co./The	(909)	(327,679)	(56,111)	1.0%
Other Securities	(141,012)	(10,349,098)	(1,772,147)	30.5%
		$(34,186,904)	$(5,854,061)
Accrued Net Interest Receivable/(Payable)			2,024
			$(5,852,037)
JPNBGCND
Amazon.com Inc.	(4,226)	$(13,412,916)	$(3,663,699)	24.8%
Home Depot Inc./The	(9,247)	(2,479,273)	(677,206)	4.6%
Toyota Motor Corp.	(26,615)	(1,837,120)	(501,804)	3.4%
NIKE Inc.	(13,866)	(1,833,870)	(500,916)	3.4%
LVMH Moet Hennessy Louis Vuitton SE	(3,032)	(1,814,671)	(495,672)	3.4%
McDonald’s Corp.	(8,069)	(1,660,180)	(453,473)	3.1%
Lowe’s Cos Inc.	(8,823)	(1,457,463)	(398,102)	2.7%
Sony Corp.	(14,307)	(1,359,606)	(371,372)	2.5%
Starbucks Corp.	(13,974)	(1,339,248)	(365,812)	2.5%
Target Corp.	(5,775)	(1,035,784)	(282,921)	1.9%
Booking Holdings Inc.	(518)	(997,799)	(272,546)	1.8%
TJX Cos Inc./The	(14,501)	(919,381)	(251,126)	1.7%
Daimler AG	(12,293)	(858,117)	(234,392)	1.6%
General Motors Co.	(15,891)	(797,281)	(217,775)	1.5%
eBay Inc.	(11,888)	(665,078)	(181,664)	1.2%
adidas AG	(2,077)	(653,611)	(178,532)	1.2%
Cie Financiere Richemont SA	(6,716)	(618,830)	(169,032)	1.1%
Kering SA	(947)	(616,249)	(168,327)	1.1%
Chipotle Mexican Grill Inc.	(412)	(603,747)	(164,912)	1.1%
Fast Retailing Co Ltd.	(707)	(600,686)	(164,076)	1.1%
Aptiv PLC	(4,475)	(591,879)	(161,670)	1.1%
Dollar General Corp.	(2,934)	(565,348)	(154,423)	1.0%
Ross Stores Inc.	(4,942)	(544,465)	(148,719)	1.0%
Honda Motor Co Ltd.	(19,984)	(522,372)	(142,684)	1.0%
Ford Motor Co.	(48,341)	(503,934)	(137,648)	0.9%
Oriental Land Co Ltd./Japan	(3,196)	(494,099)	(134,962)	0.9%
Hermes International	(484)	(489,508)	(133,708)	0.9%
Volkswagen AG	(2,560)	(480,984)	(131,379)	0.9%
Compass Group PLC	(26,217)	(466,187)	(127,338)	0.9%
Panasonic Corp.	(34,291)	(438,203)	(119,694)	0.8%

See Notes to Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBGCND (cont’d)
DR Horton Inc.	(5,714)	$(434,409)	$(118,657)	0.8%
O’Reilly Automotive Inc.	(1,025)	(431,702)	(117,918)	0.8%
Michelin	(3,127)	(427,806)	(116,854)	0.8%
Yum! Brands Inc.	(4,251)	(427,114)	(116,665)	0.8%
Bayerische Motoren Werke AG	(5,028)	(422,750)	(115,473)	0.8%
Industria de Diseno Textil SA	(14,215)	(418,125)	(114,210)	0.8%
Bandai Namco Holdings Inc.	(4,926)	(416,493)	(113,764)	0.8%
AutoZone Inc.	(357)	(395,618)	(108,062)	0.7%
Lennar Corp.	(4,791)	(394,417)	(107,734)	0.7%
Hilton Worldwide Holdings Inc.	(3,891)	(390,581)	(106,686)	0.7%
Marriott International Inc./MD	(3,353)	(386,094)	(105,460)	0.7%
Magna International Inc.	(5,463)	(380,440)	(103,916)	0.7%
Denso Corp.	(6,799)	(373,343)	(101,978)	0.7%
Best Buy Co Inc.	(3,436)	(370,149)	(101,105)	0.7%
Toyota Industries Corp.	(4,685)	(364,543)	(99,574)	0.7%
CarMax Inc.	(2,833)	(330,369)	(90,239)	0.6%
VF Corp.	(4,298)	(327,099)	(89,346)	0.6%
Sekisui House Ltd.	(15,113)	(288,517)	(78,808)	0.5%
Dollar Tree Inc.	(2,832)	(285,001)	(77,847)	0.5%
Bridgestone Corp.	(7,780)	(284,531)	(77,719)	0.5%
Other Securities	(281,175)	(5,886,791)	(1,607,958)	11.0%
		$(54,093,781)	$(14,775,557)
Accrued Net Interest Receivable/(Payable)			(7,589)
			$(14,783,146)
JPNBLQGS
Freeport-McMoRan Inc.	(15,653)	$(474,838)	$(69,977)	2.2%
NVIDIA Corp.	(808)	(473,280)	(69,747)	2.1%
ABIOMED Inc.	(1,109)	(435,204)	(64,136)	2.0%
Align Technology Inc.	(706)	(417,944)	(61,592)	1.9%
Quanta Services Inc.	(4,914)	(390,389)	(57,532)	1.8%
Advanced Micro Devices Inc.	(4,042)	(390,161)	(57,498)	1.8%
Synopsys Inc.	(1,344)	(386,944)	(57,024)	1.8%
Chipotle Mexican Grill Inc.	(231)	(385,618)	(56,829)	1.7%
IDEXX Laboratories Inc.	(694)	(374,371)	(55,171)	1.7%
Lam Research Corp.	(657)	(358,662)	(52,856)	1.6%
Netflix Inc.	(594)	(356,494)	(52,537)	1.6%
Take-Two Interactive Software Inc.	(1,576)	(356,085)	(52,476)	1.6%
KLA Corp.	(1,112)	(351,026)	(51,731)	1.6%
IPG Photonics Corp.	(1,387)	(349,340)	(51,482)	1.6%
Applied Materials Inc.	(3,182)	(346,805)	(51,109)	1.6%
Centene Corp.	(5,095)	(346,320)	(51,037)	1.6%
Twitter Inc.	(5,883)	(335,108)	(49,385)	1.5%
FedEx Corp.	(1,261)	(334,473)	(49,291)	1.5%
Broadcom Inc.	(655)	(332,675)	(49,026)	1.5%
MarketAxess Holdings Inc.	(544)	(331,380)	(48,835)	1.5%
Autodesk Inc.	(1,045)	(326,782)	(48,158)	1.5%
MSCI Inc.	(725)	(323,242)	(47,636)	1.5%
Arista Networks Inc.	(917)	(318,072)	(46,874)	1.4%
Old Dominion Freight Line Inc.	(1,444)	(315,720)	(46,528)	1.4%
DR Horton Inc.	(3,632)	(314,444)	(46,340)	1.4%
Keysight Technologies Inc.	(1,946)	(310,580)	(45,770)	1.4%
Micron Technology Inc.	(3,487)	(307,684)	(45,343)	1.4%
Lennar Corp.	(3,183)	(298,366)	(43,970)	1.4%
Illumina Inc.	(617)	(296,639)	(43,716)	1.3%
Regeneron Pharmaceuticals Inc.	(522)	(296,295)	(43,665)	1.3%
Electronic Arts Inc.	(1,808)	(291,836)	(43,008)	1.3%
Texas Instruments Inc.	(1,545)	(288,638)	(42,537)	1.3%
Microchip Technology Inc.	(1,848)	(283,607)	(41,795)	1.3%
Analog Devices Inc.	(1,688)	(280,417)	(41,325)	1.3%
Dollar General Corp.	(1,271)	(278,806)	(41,088)	1.3%
Fastenal Co.	(5,391)	(277,063)	(40,831)	1.3%
First Republic Bank/CA	(1,689)	(276,103)	(40,689)	1.3%
Fortinet Inc.	(1,689)	(275,599)	(40,615)	1.2%

See Notes to Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont’d)
T Rowe Price Group Inc.	(1,524)	$(268,753)	$(39,606)	1.2%
NVR Inc.	(52)	(260,484)	(38,388)	1.2%
AmerisourceBergen Corp.	(2,199)	(258,328)	(38,070)	1.2%
Copart Inc.	(2,069)	(255,993)	(37,726)	1.2%
JB Hunt Transport Services Inc.	(1,680)	(254,954)	(37,573)	1.2%
Incyte Corp.	(2,495)	(252,422)	(37,199)	1.1%
IQVIA Holdings Inc.	(1,250)	(250,450)	(36,909)	1.1%
Expeditors International of Washington Inc.	(2,473)	(249,546)	(36,776)	1.1%
Tapestry Inc.	(6,972)	(248,514)	(36,624)	1.1%
Broadridge Financial Solutions Inc.	(1,555)	(247,709)	(36,505)	1.1%
Estee Lauder Cos Inc./The	(923)	(246,209)	(36,284)	1.1%
McCormick & Co Inc./MD	(2,407)	(242,927)	(35,800)	1.1%
Robert Half International Inc.	(3,169)	(241,103)	(35,531)	1.1%
Starbucks Corp.	(2,173)	(237,104)	(34,942)	1.1%
PulteGroup Inc.	(4,828)	(236,758)	(34,891)	1.1%
Leidos Holdings Inc.	(1,966)	(235,100)	(34,647)	1.1%
Darden Restaurants Inc.	(1,780)	(234,528)	(34,562)	1.1%
Cigna Corp.	(954)	(233,300)	(34,381)	1.1%
CH Robinson Worldwide Inc.	(2,392)	(230,680)	(33,995)	1.0%
Ulta Beauty Inc.	(726)	(229,003)	(33,748)	1.0%
LKQ Corp.	(5,789)	(228,995)	(33,747)	1.0%
CBRE Group Inc.	(3,308)	(227,415)	(33,514)	1.0%
Mastercard Inc.	(628)	(223,905)	(32,997)	1.0%
Cardinal Health Inc.	(3,696)	(223,869)	(32,992)	1.0%
Vertex Pharmaceuticals Inc.	(854)	(220,562)	(32,504)	1.0%
O’Reilly Automotive Inc.	(456)	(218,724)	(32,233)	1.0%
Booking Holdings Inc.	(98)	(214,559)	(31,620)	1.0%
Ross Stores Inc.	(1,704)	(213,760)	(31,502)	1.0%
Westinghouse Air Brake Technologies Corp.	(2,519)	(210,755)	(31,059)	1.0%
Other Securities	(30,467)	(2,279,477)	(335,926)	10.2%
		$(22,062,896)	$(3,251,410)
Accrued Net Interest Receivable/(Payable)			1,390
			$(3,250,020)
JPNBLQGS
Freeport-McMoRan Inc.	(30,170)	$(915,191)	$(80,865)	2.2%
NVIDIA Corp.	(1,557)	(912,189)	(80,599)	2.1%
ABIOMED Inc.	(2,137)	(838,802)	(74,115)	2.0%
Align Technology Inc.	(1,360)	(805,534)	(71,175)	1.9%
Quanta Services Inc.	(9,472)	(752,426)	(66,483)	1.8%
Advanced Micro Devices Inc.	(7,790)	(751,987)	(66,444)	1.8%
Synopsys Inc.	(2,590)	(745,786)	(65,896)	1.8%
Chipotle Mexican Grill Inc.	(445)	(743,231)	(65,670)	1.7%
IDEXX Laboratories Inc.	(1,337)	(721,553)	(63,755)	1.7%
Lam Research Corp.	(1,267)	(691,275)	(61,080)	1.6%
Netflix Inc.	(1,145)	(687,097)	(60,711)	1.6%
Take-Two Interactive Software Inc.	(3,037)	(686,310)	(60,641)	1.6%
KLA Corp.	(2,143)	(676,558)	(59,779)	1.6%
IPG Photonics Corp.	(2,673)	(673,309)	(59,492)	1.6%
Applied Materials Inc.	(6,133)	(668,424)	(59,061)	1.6%
Centene Corp.	(9,820)	(667,488)	(58,978)	1.6%
Twitter Inc.	(11,339)	(645,879)	(57,069)	1.5%
FedEx Corp.	(2,430)	(644,655)	(56,960)	1.5%
Broadcom Inc.	(1,263)	(641,190)	(56,654)	1.5%
MarketAxess Holdings Inc.	(1,048)	(638,693)	(56,434)	1.5%
Autodesk Inc.	(2,014)	(629,831)	(55,651)	1.5%
MSCI Inc.	(1,398)	(623,008)	(55,048)	1.5%
Arista Networks Inc.	(1,768)	(613,044)	(54,167)	1.4%
Old Dominion Freight Line Inc.	(2,783)	(608,511)	(53,767)	1.4%
DR Horton Inc.	(7,000)	(606,051)	(53,550)	1.4%
Keysight Technologies Inc.	(3,750)	(598,603)	(52,891)	1.4%
Micron Technology Inc.	(6,721)	(593,022)	(52,398)	1.4%
Lennar Corp.	(6,135)	(575,062)	(50,811)	1.4%
Illumina Inc.	(1,189)	(571,735)	(50,517)	1.3%

See Notes to Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont’d)
Regeneron Pharmaceuticals Inc.	(1,005)	$(571,071)	$(50,459)	1.3%
Electronic Arts Inc.	(3,485)	(562,477)	(49,699)	1.3%
Texas Instruments Inc.	(2,979)	(556,314)	(49,155)	1.3%
Microchip Technology Inc.	(3,563)	(546,616)	(48,298)	1.3%
Analog Devices Inc.	(3,254)	(540,469)	(47,755)	1.3%
Dollar General Corp.	(2,450)	(537,363)	(47,480)	1.3%
Fastenal Co.	(10,391)	(534,005)	(47,184)	1.3%
First Republic Bank/CA	(3,256)	(532,153)	(47,020)	1.3%
Fortinet Inc.	(3,255)	(531,183)	(46,934)	1.2%
T Rowe Price Group Inc.	(2,937)	(517,988)	(45,768)	1.2%
NVR Inc.	(100)	(502,051)	(44,360)	1.2%
AmerisourceBergen Corp.	(4,239)	(497,895)	(43,993)	1.2%
Copart Inc.	(3,988)	(493,395)	(43,595)	1.2%
JB Hunt Transport Services Inc.	(3,237)	(491,392)	(43,418)	1.2%
Incyte Corp.	(4,809)	(486,511)	(42,987)	1.1%
IQVIA Holdings Inc.	(2,408)	(482,712)	(42,652)	1.1%
Expeditors International of Washington Inc.	(4,766)	(480,969)	(42,497)	1.1%
Tapestry Inc.	(13,438)	(478,980)	(42,322)	1.1%
Broadridge Financial Solutions Inc.	(2,997)	(477,427)	(42,185)	1.1%
Estee Lauder Cos Inc./The	(1,779)	(474,538)	(41,929)	1.1%
McCormick & Co Inc./MD	(4,639)	(468,211)	(41,370)	1.1%
Robert Half International Inc.	(6,107)	(464,695)	(41,060)	1.1%
Starbucks Corp.	(4,188)	(456,987)	(40,379)	1.1%
PulteGroup Inc.	(9,306)	(456,322)	(40,320)	1.1%
Leidos Holdings Inc.	(3,790)	(453,127)	(40,037)	1.1%
Darden Restaurants Inc.	(3,431)	(452,024)	(39,940)	1.1%
Cigna Corp.	(1,838)	(449,657)	(39,731)	1.1%
CH Robinson Worldwide Inc.	(4,610)	(444,607)	(39,285)	1.0%
Ulta Beauty Inc.	(1,400)	(441,374)	(38,999)	1.0%
LKQ Corp.	(11,158)	(441,359)	(38,998)	1.0%
CBRE Group Inc.	(6,376)	(438,314)	(38,729)	1.0%
Mastercard Inc.	(1,210)	(431,548)	(38,131)	1.0%
Cardinal Health Inc.	(7,124)	(431,479)	(38,125)	1.0%
Vertex Pharmaceuticals Inc.	(1,646)	(425,106)	(37,562)	1.0%
O’Reilly Automotive Inc.	(879)	(421,563)	(37,249)	1.0%
Booking Holdings Inc.	(189)	(413,535)	(36,539)	1.0%
Ross Stores Inc.	(3,284)	(411,994)	(36,403)	1.0%
Westinghouse Air Brake Technologies Corp.	(4,856)	(406,203)	(35,891)	1.0%
Other Securities	(58,719)	$(4,393,400)	(388,193)	10.2%
		$(42,523,458)	$(3,757,292)
Accrued Net Interest Receivable/(Payable)			2,865
			$(3,754,427)
JPNBLQGS
Freeport-McMoRan Inc.	(15,173)	$(460,248)	$(169,914)	2.2%
NVIDIA Corp.	(783)	(458,738)	(169,357)	2.1%
ABIOMED Inc.	(1,075)	(421,832)	(155,732)	2.0%
Align Technology Inc.	(684)	(405,102)	(149,556)	1.9%
Quanta Services Inc.	(4,763)	(378,394)	(139,695)	1.8%
Advanced Micro Devices Inc.	(3,917)	(378,173)	(139,614)	1.8%
Synopsys Inc.	(1,302)	(375,055)	(138,463)	1.8%
Chipotle Mexican Grill Inc.	(224)	(373,770)	(137,988)	1.7%
IDEXX Laboratories Inc.	(672)	(362,868)	(133,964)	1.7%
Lam Research Corp.	(637)	(347,641)	(128,342)	1.6%
Netflix Inc.	(576)	(345,540)	(127,567)	1.6%
Take-Two Interactive Software Inc.	(1,527)	(345,144)	(127,420)	1.6%
KLA Corp.	(1,078)	(340,240)	(125,610)	1.6%
IPG Photonics Corp.	(1,344)	(338,606)	(125,007)	1.6%
Applied Materials Inc.	(3,084)	(336,149)	(124,100)	1.6%
Centene Corp.	(4,938)	(335,679)	(123,926)	1.6%
Twitter Inc.	(5,702)	(324,812)	(119,914)	1.5%
FedEx Corp.	(1,222)	(324,196)	(119,687)	1.5%
Broadcom Inc.	(635)	(322,453)	(119,043)	1.5%
MarketAxess Holdings Inc.	(527)	(321,198)	(118,580)	1.5%

See Notes to Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont’d)
Autodesk Inc.	(1,013)	$(316,741)	$(116,934)	1.5%
MSCI Inc.	(703)	(313,310)	(115,668)	1.5%
Arista Networks Inc.	(889)	(308,299)	(113,818)	1.4%
Old Dominion Freight Line Inc.	(1,399)	(306,019)	(112,976)	1.4%
DR Horton Inc.	(3,521)	(304,782)	(112,520)	1.4%
Keysight Technologies Inc.	(1,886)	(301,037)	(111,137)	1.4%
Micron Technology Inc.	(3,380)	(298,230)	(110,101)	1.4%
Lennar Corp.	(3,085)	(289,198)	(106,766)	1.4%
Illumina Inc.	(598)	(287,525)	(106,148)	1.3%
Regeneron Pharmaceuticals Inc.	(506)	(287,191)	(106,025)	1.3%
Electronic Arts Inc.	(1,752)	(282,869)	(104,430)	1.3%
Texas Instruments Inc.	(1,498)	(279,769)	(103,285)	1.3%
Microchip Technology Inc.	(1,792)	(274,892)	(101,485)	1.3%
Analog Devices Inc.	(1,637)	(271,801)	(100,344)	1.3%
Dollar General Corp.	(1,232)	(270,239)	(99,767)	1.3%
Fastenal Co.	(5,226)	(268,550)	(99,143)	1.3%
First Republic Bank/CA	(1,637)	(267,619)	(98,800)	1.3%
Fortinet Inc.	(1,637)	(267,131)	(98,619)	1.2%
T Rowe Price Group Inc.	(1,477)	(260,496)	(96,170)	1.2%
NVR Inc.	(50)	(252,481)	(93,211)	1.2%
AmerisourceBergen Corp.	(2,132)	(250,391)	(92,439)	1.2%
Copart Inc.	(2,006)	(248,128)	(91,604)	1.2%
JB Hunt Transport Services Inc.	(1,628)	(247,120)	(91,232)	1.2%
Incyte Corp.	(2,418)	(244,666)	(90,326)	1.1%
IQVIA Holdings Inc.	(1,211)	(242,755)	(89,620)	1.1%
Expeditors International of Washington Inc.	(2,397)	(241,879)	(89,297)	1.1%
Tapestry Inc.	(6,758)	(240,878)	(88,927)	1.1%
Broadridge Financial Solutions Inc.	(1,507)	(240,098)	(88,639)	1.1%
Estee Lauder Cos Inc./The	(895)	(238,644)	(88,103)	1.1%
McCormick & Co Inc./MD	(2,333)	(235,463)	(86,928)	1.1%
Robert Half International Inc.	(3,071)	(233,694)	(86,275)	1.1%
Starbucks Corp.	(2,106)	(229,818)	(84,844)	1.1%
PulteGroup Inc.	(4,680)	(229,484)	(84,721)	1.1%
Leidos Holdings Inc.	(1,906)	(227,877)	(84,128)	1.1%
Darden Restaurants Inc.	(1,725)	(227,322)	(83,923)	1.1%
Cigna Corp.	(924)	(226,132)	(83,483)	1.1%
CH Robinson Worldwide Inc.	(2,318)	(223,592)	(82,546)	1.0%
Ulta Beauty Inc.	(704)	(221,966)	(81,946)	1.0%
LKQ Corp.	(5,611)	(221,959)	(81,943)	1.0%
CBRE Group Inc.	(3,207)	(220,427)	(81,377)	1.0%
Mastercard Inc.	(609)	(217,025)	(80,121)	1.0%
Cardinal Health Inc.	(3,583)	(216,990)	(80,108)	1.0%
Vertex Pharmaceuticals Inc.	(828)	(213,785)	(78,925)	1.0%
O’Reilly Automotive Inc.	(442)	(212,003)	(78,267)	1.0%
Booking Holdings Inc.	(95)	(207,966)	(76,777)	1.0%
Ross Stores Inc.	(1,652)	(207,191)	(76,491)	1.0%
Westinghouse Air Brake Technologies Corp.	(2,442)	(204,279)	(75,416)	1.0%
Other Securities	(29,531)	(2,209,436)	(815,677)	10.2%
		$(21,384,985)	$(7,894,909)
Accrued Net Interest Receivable/(Payable)			296
			$(7,894,613)
JPNBLQGS
Freeport-McMoRan Inc.	(24,224)	$(734,805)	$(154,337)	2.2%
NVIDIA Corp.	(1,250)	(732,395)	(153,831)	2.1%
ABIOMED Inc.	(1,716)	(673,473)	(141,455)	2.0%
Align Technology Inc.	(1,092)	(646,762)	(135,845)	1.9%
Quanta Services Inc.	(7,605)	(604,122)	(126,888)	1.8%
Advanced Micro Devices Inc.	(6,254)	(603,769)	(126,814)	1.8%
Synopsys Inc.	(2,079)	(598,790)	(125,769)	1.8%
Chipotle Mexican Grill Inc.	(358)	(596,739)	(125,338)	1.7%
IDEXX Laboratories Inc.	(1,074)	(579,334)	(121,682)	1.7%
Lam Research Corp.	(1,017)	(555,024)	(116,576)	1.6%
Netflix Inc.	(919)	(551,670)	(115,871)	1.6%

See Notes to Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont’d)
Take-Two Interactive Software Inc.	(2,439)	$(551,037)	$(115,739)	1.6%
KLA Corp.	(1,721)	(543,207)	(114,094)	1.6%
IPG Photonics Corp.	(2,146)	(540,599)	(113,546)	1.6%
Applied Materials Inc.	(4,924)	(536,676)	(112,722)	1.6%
Centene Corp.	(7,884)	(535,925)	(112,565)	1.6%
Twitter Inc.	(9,104)	(518,575)	(108,920)	1.5%
FedEx Corp.	(1,951)	(517,592)	(108,714)	1.5%
Broadcom Inc.	(1,014)	(514,810)	(108,130)	1.5%
MarketAxess Holdings Inc.	(841)	(512,806)	(107,709)	1.5%
Autodesk Inc.	(1,617)	(505,690)	(106,214)	1.5%
MSCI Inc.	(1,123)	(500,212)	(105,064)	1.5%
Arista Networks Inc.	(1,420)	(492,212)	(103,383)	1.4%
Old Dominion Freight Line Inc.	(2,234)	(488,573)	(102,619)	1.4%
DR Horton Inc.	(5,621)	(486,598)	(102,204)	1.4%
Keysight Technologies Inc.	(3,011)	(480,618)	(100,948)	1.4%
Micron Technology Inc.	(5,397)	(476,137)	(100,007)	1.4%
Lennar Corp.	(4,926)	(461,717)	(96,978)	1.4%
Illumina Inc.	(955)	(459,045)	(96,417)	1.3%
Regeneron Pharmaceuticals Inc.	(807)	(458,512)	(96,305)	1.3%
Electronic Arts Inc.	(2,798)	(451,612)	(94,856)	1.3%
Texas Instruments Inc.	(2,391)	(446,663)	(93,816)	1.3%
Microchip Technology Inc.	(2,860)	(438,877)	(92,181)	1.3%
Analog Devices Inc.	(2,613)	(433,942)	(91,144)	1.3%
Dollar General Corp.	(1,967)	(431,448)	(90,620)	1.3%
Fastenal Co.	(8,343)	(428,752)	(90,054)	1.3%
First Republic Bank/CA	(2,614)	(427,265)	(89,742)	1.3%
Fortinet Inc.	(2,614)	(426,486)	(89,578)	1.2%
T Rowe Price Group Inc.	(2,358)	(415,892)	(87,353)	1.2%
NVR Inc.	(80)	(403,096)	(84,665)	1.2%
AmerisourceBergen Corp.	(3,403)	(399,759)	(83,965)	1.2%
Copart Inc.	(3,202)	(396,146)	(83,206)	1.2%
JB Hunt Transport Services Inc.	(2,599)	(394,538)	(82,868)	1.2%
Incyte Corp.	(3,861)	(390,619)	(82,045)	1.1%
IQVIA Holdings Inc.	(1,934)	(387,569)	(81,404)	1.1%
Expeditors International of Washington Inc.	(3,827)	(386,169)	(81,110)	1.1%
Tapestry Inc.	(10,789)	(384,572)	(80,775)	1.1%
Broadridge Financial Solutions Inc.	(2,406)	(383,326)	(80,513)	1.1%
Estee Lauder Cos Inc./The	(1,428)	(381,006)	(80,026)	1.1%
McCormick & Co Inc./MD	(3,724)	(375,926)	(78,959)	1.1%
Robert Half International Inc.	(4,903)	(373,103)	(78,366)	1.1%
Starbucks Corp.	(3,362)	(366,914)	(77,066)	1.1%
PulteGroup Inc.	(7,472)	(366,380)	(76,954)	1.1%
Leidos Holdings Inc.	(3,043)	(363,815)	(76,415)	1.1%
Darden Restaurants Inc.	(2,754)	(362,929)	(76,229)	1.1%
Cigna Corp.	(1,476)	(361,029)	(75,830)	1.1%
CH Robinson Worldwide Inc.	(3,701)	(356,974)	(74,978)	1.0%
Ulta Beauty Inc.	(1,124)	(354,378)	(74,433)	1.0%
LKQ Corp.	(8,959)	(354,367)	(74,430)	1.0%
CBRE Group Inc.	(5,120)	(351,921)	(73,917)	1.0%
Mastercard Inc.	(972)	(346,490)	(72,776)	1.0%
Cardinal Health Inc.	(5,720)	(346,434)	(72,764)	1.0%
Vertex Pharmaceuticals Inc.	(1,322)	(341,317)	(71,689)	1.0%
O’Reilly Automotive Inc.	(706)	(338,472)	(71,092)	1.0%
Booking Holdings Inc.	(151)	(332,026)	(69,738)	1.0%
Ross Stores Inc.	(2,637)	(330,790)	(69,478)	1.0%
Westinghouse Air Brake Technologies Corp.	(3,899)	(326,140)	(68,502)	1.0%
Other Securities	(47,145)	(3,527,457)	(740,894)	10.2%
		$(34,142,023)	$(7,171,115)
Accrued Net Interest Receivable/(Payable)			1,993
			$(7,169,122)
JPNBLQGS
Freeport-McMoRan Inc.	(12,864)	$(390,216)	$(73,722)	2.2%
NVIDIA Corp.	(664)	(388,936)	(73,480)	2.1%

See Notes to Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont’d)
ABIOMED Inc.	(911)	$(357,646)	$(67,569)	2.0%
Align Technology Inc.	(580)	(343,461)	(64,889)	1.9%
Quanta Services Inc.	(4,039)	(320,817)	(60,611)	1.8%
Advanced Micro Devices Inc.	(3,321)	(320,630)	(60,575)	1.8%
Synopsys Inc.	(1,104)	(317,986)	(60,076)	1.8%
Chipotle Mexican Grill Inc.	(190)	(316,896)	(59,870)	1.7%
IDEXX Laboratories Inc.	(570)	(307,653)	(58,124)	1.7%
Lam Research Corp.	(540)	(294,744)	(55,685)	1.6%
Netflix Inc.	(488)	(292,962)	(55,348)	1.6%
Take-Two Interactive Software Inc.	(1,295)	(292,627)	(55,285)	1.6%
KLA Corp.	(914)	(288,469)	(54,499)	1.6%
IPG Photonics Corp.	(1,140)	(287,083)	(54,238)	1.6%
Applied Materials Inc.	(2,615)	(285,000)	(53,844)	1.6%
Centene Corp.	(4,187)	(284,601)	(53,769)	1.6%
Twitter Inc.	(4,835)	(275,388)	(52,028)	1.5%
FedEx Corp.	(1,036)	(274,866)	(51,929)	1.5%
Broadcom Inc.	(538)	(273,389)	(51,650)	1.5%
MarketAxess Holdings Inc.	(447)	(272,324)	(51,449)	1.5%
Autodesk Inc.	(859)	(268,545)	(50,735)	1.5%
MSCI Inc.	(596)	(265,636)	(50,186)	1.5%
Arista Networks Inc.	(754)	(261,388)	(49,383)	1.4%
Old Dominion Freight Line Inc.	(1,186)	(259,455)	(49,018)	1.4%
DR Horton Inc.	(2,985)	(258,406)	(48,820)	1.4%
Keysight Technologies Inc.	(1,599)	(255,230)	(48,220)	1.4%
Micron Technology Inc.	(2,866)	(252,851)	(47,770)	1.4%
Lennar Corp.	(2,616)	(245,193)	(46,323)	1.4%
Illumina Inc.	(507)	(243,774)	(46,055)	1.3%
Regeneron Pharmaceuticals Inc.	(429)	(243,492)	(46,002)	1.3%
Electronic Arts Inc.	(1,486)	(239,827)	(45,310)	1.3%
Texas Instruments Inc.	(1,270)	(237,199)	(44,813)	1.3%
Microchip Technology Inc.	(1,519)	(233,064)	(44,032)	1.3%
Analog Devices Inc.	(1,388)	(230,444)	(43,537)	1.3%
Dollar General Corp.	(1,044)	(229,119)	(43,287)	1.3%
Fastenal Co.	(4,430)	(227,687)	(43,016)	1.3%
First Republic Bank/CA	(1,388)	(226,898)	(42,867)	1.3%
Fortinet Inc.	(1,388)	(226,484)	(42,789)	1.2%
T Rowe Price Group Inc.	(1,252)	(220,858)	(41,726)	1.2%
NVR Inc.	(43)	(214,063)	(40,442)	1.2%
AmerisourceBergen Corp.	(1,807)	(212,291)	(40,107)	1.2%
Copart Inc.	(1,700)	(210,372)	(39,745)	1.2%
JB Hunt Transport Services Inc.	(1,380)	(209,518)	(39,584)	1.2%
Incyte Corp.	(2,050)	(207,437)	(39,190)	1.1%
IQVIA Holdings Inc.	(1,027)	(205,817)	(38,884)	1.1%
Expeditors International of Washington Inc.	(2,032)	(205,074)	(38,744)	1.1%
Tapestry Inc.	(5,730)	(204,226)	(38,584)	1.1%
Broadridge Financial Solutions Inc.	(1,278)	(203,564)	(38,459)	1.1%
Estee Lauder Cos Inc./The	(758)	(202,332)	(38,226)	1.1%
McCormick & Co Inc./MD	(1,978)	(199,634)	(37,716)	1.1%
Robert Half International Inc.	(2,604)	(198,135)	(37,433)	1.1%
Starbucks Corp.	(1,785)	(194,849)	(36,812)	1.1%
PulteGroup Inc.	(3,968)	(194,565)	(36,758)	1.1%
Leidos Holdings Inc.	(1,616)	(193,203)	(36,501)	1.1%
Darden Restaurants Inc.	(1,463)	(192,733)	(36,412)	1.1%
Cigna Corp.	(784)	(191,723)	(36,222)	1.1%
CH Robinson Worldwide Inc.	(1,966)	(189,570)	(35,815)	1.0%
Ulta Beauty Inc.	(597)	(188,192)	(35,554)	1.0%
LKQ Corp.	(4,758)	(188,185)	(35,553)	1.0%
CBRE Group Inc.	(2,719)	(186,887)	(35,308)	1.0%
Mastercard Inc.	(516)	(184,002)	(34,763)	1.0%
Cardinal Health Inc.	(3,037)	(183,973)	(34,757)	1.0%
Vertex Pharmaceuticals Inc.	(702)	(181,255)	(34,244)	1.0%
O’Reilly Automotive Inc.	(375)	(179,745)	(33,959)	1.0%
Booking Holdings Inc.	(80)	(176,322)	(33,312)	1.0%
Ross Stores Inc.	(1,400)	(175,665)	(33,188)	1.0%

See Notes to Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont’d)
Westinghouse Air Brake Technologies Corp.	(2,070)	$(173,195)	$(32,721)	1.0%
Other Securities	(25,037)	(1,873,245)	(353,907)	10.2%
		$(18,131,016)	$(3,425,429)
Accrued Net Interest Receivable/(Payable)			1,087
			$(3,424,342)
JPNBLQGS
Freeport-McMoRan Inc.	(24,748)	$(750,722)	$(138,804)	2.2%
NVIDIA Corp.	(1,278)	(748,259)	(138,349)	2.1%
ABIOMED Inc.	(1,753)	(688,060)	(127,218)	2.0%
Align Technology Inc.	(1,116)	(660,772)	(122,173)	1.9%
Quanta Services Inc.	(7,770)	(617,207)	(114,118)	1.8%
Advanced Micro Devices Inc.	(6,390)	(616,847)	(114,051)	1.8%
Synopsys Inc.	(2,124)	(611,760)	(113,111)	1.8%
Chipotle Mexican Grill Inc.	(365)	(609,665)	(112,724)	1.7%
IDEXX Laboratories Inc.	(1,097)	(591,883)	(109,436)	1.7%
Lam Research Corp.	(1,039)	(567,046)	(104,844)	1.6%
Netflix Inc.	(939)	(563,619)	(104,210)	1.6%
Take-Two Interactive Software Inc.	(2,491)	(562,973)	(104,090)	1.6%
KLA Corp.	(1,758)	(554,974)	(102,611)	1.6%
IPG Photonics Corp.	(2,193)	(552,309)	(102,119)	1.6%
Applied Materials Inc.	(5,031)	(548,301)	(101,378)	1.6%
Centene Corp.	(8,055)	(547,534)	(101,236)	1.6%
Twitter Inc.	(9,301)	(529,808)	(97,958)	1.5%
FedEx Corp.	(1,993)	(528,804)	(97,773)	1.5%
Broadcom Inc.	(1,036)	(525,962)	(97,247)	1.5%
MarketAxess Holdings Inc.	(859)	(523,913)	(96,869)	1.5%
Autodesk Inc.	(1,652)	(516,644)	(95,524)	1.5%
MSCI Inc.	(1,147)	(511,047)	(94,490)	1.5%
Arista Networks Inc.	(1,450)	(502,874)	(92,978)	1.4%
Old Dominion Freight Line Inc.	(2,283)	(499,155)	(92,291)	1.4%
DR Horton Inc.	(5,742)	(497,138)	(91,918)	1.4%
Keysight Technologies Inc.	(3,076)	(491,028)	(90,788)	1.4%
Micron Technology Inc.	(5,513)	(486,450)	(89,942)	1.4%
Lennar Corp.	(5,033)	(471,718)	(87,218)	1.4%
Illumina Inc.	(976)	(468,988)	(86,713)	1.3%
Regeneron Pharmaceuticals Inc.	(825)	(468,444)	(86,613)	1.3%
Electronic Arts Inc.	(2,858)	(461,394)	(85,309)	1.3%
Texas Instruments Inc.	(2,443)	(456,338)	(84,374)	1.3%
Microchip Technology Inc.	(2,922)	(448,384)	(82,904)	1.3%
Analog Devices Inc.	(2,669)	(443,342)	(81,971)	1.3%
Dollar General Corp.	(2,009)	(440,793)	(81,500)	1.3%
Fastenal Co.	(8,524)	(438,039)	(80,991)	1.3%
First Republic Bank/CA	(2,671)	(436,520)	(80,710)	1.3%
Fortinet Inc.	(2,670)	(435,724)	(80,563)	1.2%
T Rowe Price Group Inc.	(2,409)	(424,901)	(78,562)	1.2%
NVR Inc.	(82)	(411,827)	(76,145)	1.2%
AmerisourceBergen Corp.	(3,477)	(408,418)	(75,514)	1.2%
Copart Inc.	(3,271)	(404,727)	(74,832)	1.2%
JB Hunt Transport Services Inc.	(2,655)	(403,084)	(74,528)	1.2%
Incyte Corp.	(3,945)	(399,080)	(73,788)	1.1%
IQVIA Holdings Inc.	(1,976)	(395,964)	(73,211)	1.1%
Expeditors International of Washington Inc.	(3,910)	(394,534)	(72,947)	1.1%
Tapestry Inc.	(11,023)	(392,902)	(72,645)	1.1%
Broadridge Financial Solutions Inc.	(2,459)	(391,629)	(72,410)	1.1%
Estee Lauder Cos Inc./The	(1,459)	(389,258)	(71,972)	1.1%
McCormick & Co Inc./MD	(3,805)	(384,069)	(71,012)	1.1%
Robert Half International Inc.	(5,010)	(381,185)	(70,479)	1.1%
Starbucks Corp.	(3,435)	(374,862)	(69,310)	1.1%
PulteGroup Inc.	(7,634)	(374,316)	(69,209)	1.1%
Leidos Holdings Inc.	(3,109)	(371,695)	(68,724)	1.1%
Darden Restaurants Inc.	(2,814)	(370,791)	(68,557)	1.1%
Cigna Corp.	(1,508)	(368,849)	(68,198)	1.1%
CH Robinson Worldwide Inc.	(3,781)	(364,706)	(67,432)	1.0%

See Notes to Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont’d)
Ulta Beauty Inc.	(1,148)	$(362,055)	$(66,942)	1.0%
LKQ Corp.	(9,153)	(362,042)	(66,940)	1.0%
CBRE Group Inc.	(5,231)	(359,544)	(66,478)	1.0%
Mastercard Inc.	(993)	(353,995)	(65,452)	1.0%
Cardinal Health Inc.	(5,844)	(353,938)	(65,441)	1.0%
Vertex Pharmaceuticals Inc.	(1,350)	(348,710)	(64,475)	1.0%
O’Reilly Automotive Inc.	(721)	(345,804)	(63,937)	1.0%
Booking Holdings Inc.	(155)	(339,218)	(62,720)	1.0%
Ross Stores Inc.	(2,694)	(337,955)	(62,486)	1.0%
Westinghouse Air Brake Technologies Corp.	(3,983)	(333,204)	(61,608)	1.0%
Other Securities	(48,167)	(3,603,861)	(666,330)	10.2%
		$(34,881,561)	$(6,449,400)
Accrued Net Interest Receivable/(Payable)			2,101
			$(6,447,299)
JPNBRMV3
Newmont Corp.	(10,598)	$(1,523,516)	$(180,539)	1.4%
Analog Devices Inc.	(4,175)	(1,483,651)	(175,815)	1.4%
Freeport-McMoRan Inc.	(19,703)	(1,278,818)	(151,541)	1.2%
Agilent Technologies Inc.	(4,384)	(1,270,518)	(150,558)	1.2%
Fidelity National Information Services, Inc.	(4,015)	(1,195,693)	(141,691)	1.1%
Synopsys Inc.	(1,811)	(1,115,668)	(132,208)	1.0%
Roper Technologies Inc.	(1,111)	(1,053,080)	(124,791)	1.0%
Zimmer Biomet Holdings Inc.	(2,753)	(1,020,451)	(120,925)	1.0%
IQVIA Holdings Inc.	(2,378)	(1,019,748)	(120,841)	1.0%
PACCAR Inc.	(4,529)	(996,530)	(118,090)	0.9%
Ball Corp.	(4,433)	(941,013)	(111,511)	0.9%
Parker-Hannifin Corp.	(1,435)	(915,956)	(108,542)	0.9%
Corning Inc.	(10,578)	(915,190)	(108,451)	0.9%
Archer-Daniels-Midland Co.	(7,481)	(902,382)	(106,933)	0.8%
Kroger Co./The	(10,518)	(875,214)	(103,714)	0.8%
Keysight Technologies Inc.	(2,533)	(865,177)	(102,524)	0.8%
Willis Towers Watson PLC	(1,765)	(863,849)	(102,367)	0.8%
Stanley Black & Decker Inc.	(2,047)	(856,737)	(101,524)	0.8%
Williams Cos Inc./The	(15,764)	(807,221)	(95,657)	0.8%
Motorola Solutions Inc.	(1,918)	(775,039)	(91,843)	0.7%
First Republic Bank/CA	(2,203)	(770,396)	(91,293)	0.7%
Liberty Broadband Corp.	(2,159)	(760,357)	(90,103)	0.7%
Ameriprise Financial Inc.	(1,548)	(738,951)	(87,567)	0.7%
Fifth Third Bancorp	(10,444)	(728,743)	(86,357)	0.7%
Cummins Inc.	(1,278)	(722,648)	(85,635)	0.7%
Laboratory Corp of America Holdings	(1,282)	(708,034)	(83,903)	0.7%
Hologic Inc.	(3,619)	(695,971)	(82,473)	0.7%
Marvell Technology Group Ltd.	(5,488)	(681,104)	(80,712)	0.6%
Arthur J Gallagher & Co.	(2,436)	(677,990)	(80,343)	0.6%
AMETEK Inc.	(2,482)	(677,891)	(80,331)	0.6%
Qorvo Inc.	(1,645)	(677,875)	(80,329)	0.6%
McCormick & Co Inc./MD	(3,077)	(664,439)	(78,737)	0.6%
Kansas City Southern	(1,358)	(663,618)	(78,640)	0.6%
Dollar Tree Inc.	(2,666)	(653,731)	(77,468)	0.6%
Best Buy Co Inc.	(2,337)	(613,362)	(72,684)	0.6%
Yum China Holdings Inc.	(4,449)	(608,595)	(72,119)	0.6%
Tyson Foods Inc.	(3,874)	(600,882)	(71,205)	0.6%
M&T Bank Corp.	(1,861)	(594,672)	(70,469)	0.6%
Republic Services Inc.	(2,722)	(594,280)	(70,423)	0.6%
International Paper Co.	(4,872)	(591,136)	(70,050)	0.6%
Regions Financial Corp.	(13,982)	(573,626)	(67,975)	0.5%
Quest Diagnostics Inc.	(1,820)	(566,856)	(67,173)	0.5%
Albemarle Corp.	(1,427)	(559,947)	(66,354)	0.5%
KeyCorp	(13,737)	(558,595)	(66,194)	0.5%
Citizens Financial Group Inc.	(6,335)	(556,774)	(65,978)	0.5%
Hartford Financial Services Group Inc./The	(4,773)	(552,835)	(65,512)	0.5%
Teradyne Inc.	(2,015)	(551,432)	(65,345)	0.5%
Western Digital Corp.	(4,039)	(549,674)	(65,137)	0.5%

See Notes to Schedule of Investments

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBRMV3 (cont’d)
West Pharmaceutical Services Inc.	(755)	$(545,603)	$(64,655)	0.5%
Dover Corp.	(1,936)	(543,896)	(64,452)	0.5%
Other Securities	(700,075)	(67,131,063)	(7,955,117)	62.9%
		$(106,790,427)	$(12,654,798)
Accrued Net Interest Receivable/(Payable)			3,782
			(12,651,016)
Total Return Basket Swaps, at value			$(70,039,915)

(b)         The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)          Effective rate at January 31, 2021.

Total return swap contracts (“total return swaps”)

At January 31, 2021, the Fund had outstanding over-the-counter total return swaps as follows:

Over-the-counter total return swaps - Short (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	MSCI Daily Total Return World Gross Industrial USD Index	USD	(9,440,663)	5/15/2022	0.20%	(0.04)%	3M USD LIBOR	3M/T	$(262,703)	$3,409	$(259,294)
JPM	S&P 500 Equal Weighted USD Total Return Index	USD	(188,759,959)	5/4/2022	0.28%	0.15%	1M USD LIBOR	1M/T	(20,398,678)	22,529	(20,376,149)
Total									$(20,661,381)	$25,938	$(20,635,443)

(a)              The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.

(b)             Effective rate at January 31, 2021.

At January 31, 2021, the Fund had cash collateral of $11,850,000 and $120,500,000 deposited in segregated accounts for Goldman Sachs International and JPMorgan Chase Bank N.A., respectively, and received cash collateral of $1,960,000 from JPMorgan Chase Bank N.A., to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

Purchased option contracts (“options purchased”)

At January 31, 2021, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Banks
Citigroup, Inc.	2,300	$13,337,700	$55	6/18/2021	$1,656,000

Capital Markets
Blackstone Group, Inc.	1,827	12,275,613	62.5	6/18/2021	1,329,143

Food Products
Campbell Soup Co.	4,000	19,244,000	55	3/19/2021	230,000
Lamb Weston Holdings, Inc.	1,850	13,819,500	80	4/16/2021	647,500
					877,500
Hotels, Restaurants & Leisure
McDonald’s Corp.	610	12,678,240	230	2/19/2021	23,485
Shake Shack, Inc.	1,100	12,476,200	135	3/19/2021	643,500
					666,985
Multi-Utilities
CenterPoint Energy, Inc.	6,147	12,964,023	25	4/16/2021	153,675

Software
Alteryx, Inc.	1,334	16,815,070	150	5/21/2021	1,460,730
Microsoft Corp.	450	10,438,200	235	2/5/2021	130,500
ServiceNow, Inc.	200	10,863,200	560	2/5/2021	150,000
					1,741,230
Specialty Retail
Carvana Co.	687	17,943,753	300	3/19/2021	1,252,058
TJX Cos., Inc.	2,182	13,973,528	67.5	4/16/2021	622,961
Tractor Supply Co.	1,000	14,174,000	165	4/16/2021	240,000
					2,115,019
Textiles, Apparel & Luxury Goods
Tapestry, Inc.	4,150	13,122,300	37.5	5/21/2021	892,250
Under Armour, Inc.	8,250	14,437,500	20	7/16/2021	1,629,374
					2,521,624
Total Calls					$11,061,176

Puts
Software
Triterras, Inc.	9,005	6,573,650	5	5/21/2021	1,193,163
Total puts					$12,254,339
Total options purchased (cost $12,202,951)

Written option contracts (“options written”)

At January 31, 2021, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Diversified Financial Services
UWM Holdings Corp.	4,925	$(4,880,675)	$15	8/20/2021	$(824,938)

Hotels, Restaurants & Leisure
McDonald’s Corp.	610	(12,678,240)	250	2/19/2021	(5,795)

Software
Triterras, Inc.	9,005	(6,573,650)	12.5	5/21/2021	(1,328,237)
Total calls					$(2,158,970)

See Notes to Schedule of Investments

Puts
Aerospace & Defense
L3harris Technologies, Inc.	840	$(14,406,840)	$160	2/19/2021	$(130,200)

Banks
Citigroup, Inc.	2,300	(13,337,700)	40	6/18/2021	(197,800)

Capital Markets
Blackstone Group, Inc.	1,827	(12,275,613)	50	6/18/2021	(163,517)

Food Products
Campbell Soup Co.	4,000	(19,244,000)	45	5/21/2021	(880,000)
Lamb Weston Holdings, Inc.	1,850	(13,819,500)	65	4/16/2021	(397,750)
					(1,277,750)
Hotels, Restaurants & Leisure
McDonald’s Corp.	610	(12,678,240)	200	2/19/2021	(150,365)
Shake Shack, Inc.	1,100	(12,476,200)	105	6/18/2021	(1,622,500)
					(1,772,865)
Multi-Utilities
CenterPoint Energy, Inc.	6,147	(12,964,023)	17	4/16/2021	(199,778)

Software
Alteryx, Inc.	1,334	(16,815,070)	90	5/21/2021	(553,610)
Microsoft Corp.	500	(11,598,000)	210	2/19/2021	(86,000)
ServiceNow, Inc.	200	(10,863,200)	505	2/19/2021	(181,000)
					(820,610)
Specialty Retail
Carvana Co.	687	(17,943,753)	210	3/19/2021	(774,593)
TJX Cos., Inc.	2,182	(13,973,528)	55	4/16/2021	(450,583)
Tractor Supply Co.	1,000	(14,174,000)	145	4/16/2021	(1,130,000)
					(2,355,176)
Textiles, Apparel & Luxury Goods
Tapestry, Inc.	4,150	(13,122,300)	30	5/21/2021	(1,390,250)
Under Armour, Inc.	16,500	(28,875,000)	12.5	7/16/2021	(1,344,749)
					$(2,734,999)
Total Puts					$(9,652,695)

Total options written (premium received $13,128,087)					$(11,811,665)

At January 31, 2021, the Fund had securities pledged in the amount of $154,455,558 to cover collateral requirements for options written.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Commercial Services	$—	$—	$23,385,627	$23,385,627
IT Services	217,080,253	—	4,115,971	221,196,224
Oil, Gas & Consumable Fuels	40,713,120	—	1,612,100	42,325,220
Software	393,143,241	96,488,821	4,592,663	494,224,725
Other Common Stocks(a)	2,572,616,398	—	—	2,572,616,398
Total Common Stocks	3,223,553,012	96,488,821	33,706,361	3,353,748,194
Preferred Stocks
Capital Markets	—	—	7,399,998	7,399,998
Food Products	—	—	7,522,816	7,522,816
Software	—	—	53,370,653	53,370,653
Specialty Retail	—	—	35,900,005	35,900,005
Other Preferred Stocks(a)	12,109,188	—	—	12,109,188
Total Preferred Stocks	12,109,188	—	104,193,472	116,302,660
Loan Assignments
Leisure Goods—Activities—Movies	—	—	23,250,000	23,250,000
Other Loan Assignments(a)	—	26,956,406	—	26,956,406
Total Loan Assignments	—	26,956,406	23,250,000	50,206,406
Corporate Bonds(a)	—	215,714,673	—	215,714,673
Convertible Bonds(a)	—	29,340,773	—	29,340,773
Master Limited and Limited Partnership Units(a)	96,254,913	61,116,732	—	157,371,645
Warrants(a)	1,539,098	3,194,803	—	4,733,901
Options Purchased(b)	12,254,339	—	—	12,254,339
Short-Term Investments	—	216,305,550	—	216,305,550
Total Investments	$3,345,710,550	$649,117,758	$161,149,833	$4,155,978,141

(a)  The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)  The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(c)   The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2021
Investments in Securities:
Common Stocks(d)	$30,477	$—	$—	$3,229	$—	$—	$—	$—	$33,706	$3,229
Preferred Stocks(d)	59,250	—	—	1,670	43,273	—	—	—	104,193	1,670
Loan Assignments(d)	23,250	11	—	(11)	—	—	—	—	23,250	(11)
Warrants(d)	—	—	—	—	—	—	—	—	—	—
Total	$112,977	$11	$—	$4,888	$43,273	$—	$—	$—	$161,149	$4,888

(d)   Quantitative Information about Level 3 Fair Value Measurements:

See Notes to Schedule of Investments

Investment Type	Fair value at 1/31/2021	Valuation approach	Unobservable input(s)	Input value/range	Weighted average(f)	Impact to valuation from increase in Input(g)
Common Stocks	$1,612,100	Market Comparables	Enterprise value/EBITDA multiple(e) (EV/EBITDA)	12.5x	—	Increase
Common Stocks	32,094,261	Market Comparables	Enterprise value/Revenue multiple(e) (EV/Revenue)	5.8x - 14.0x	7.6x	Increase
Preferred Stocks	24,010,656	Market Comparables	Enterprise value/Revenue multiple(e) (EV/Revenue)	7.4x - 14.0x	12.4x	Increase
Preferred Stocks	80,182,816	Market Approach	Transaction Price	$5.7371 – $35,000.00	$15,286.26	Increase
Warrants	0	Market Approach	Acquisition Price	$0.00	—
Loan Assignments	23,250,000	Market Comparables	First Lien Quotation (% of par) Comparability adjustment (%)	$96.00 3.0%	$96.00 3.0%	Increase Decrease

(e)    Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(f)    The weighted averages disclosed in the table above were weighted by relative fair value.

(g)    Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s short investments as of January 31, 2021:

Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(294,679,621)	$—	$—	$(294,679,621)
Corporate Bonds Sold Short(a)	—	(59,571,537)	—	(59,571,537)
Exchange-Traded Funds Sold Short	(8,114,522)	—	—	(8,114,522)
Total Short Positions	$(302,794,143)	$(59,571,537)	$—	$(362,365,680)

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$438,862	$—	$—	$438,862
Liabilities	(2,982,755)	—	—	(2,982,755)
Swaps
Liabilities	—	(90,675,358)	—	(90,675,358)
Options Written
Liabilities	(11,811,665)	—	—	(11,811,665)
Total	$(14,355,558)	$(90,675,358)	$—	$(105,030,916)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^

(Unaudited) January 31, 2021

PRINCIPAL AMOUNT		VALUE
U.S. Treasury Obligations 96.9%
	U.S. Treasury Notes
$97,400,000	2.38%, due 3/15/2021 — 3/15/2022	$98,759,866
99,900,000	2.63%, due 6/15/2021 — 12/15/2021	101,437,023	(a)
50,500,000	2.75%, due 9/15/2021	51,336,406
47,900,000	1.75%, due 6/15/2022	48,975,879
47,900,000	1.50%, due 9/15/2022	48,970,266
17,000,000	1.63%, due 12/15/2022	17,478,789	(a)
	Total U.S. Treasury Obligations (Cost $364,698,841)	366,958,229

NUMBER OF SHARES
Short-Term Investments 7.3%
Investment Companies 7.3%
27,603,171	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(b) (Cost $27,603,171)	27,603,171	(c)

	Total Investments 104.2% (Cost $392,302,012)	394,561,400

	Liabilities Less Other Assets (4.2)%	(15,962,976	)(d)

	Net Assets 100.0%	$378,598,424

(a)         All or a portion of the security is pledged as collateral for options written.

(b)         Represents 7-day effective yield as of January 31, 2021.

(c)          All or a portion of this security is segregated in connection with obligations for options written with a total value of $27,603,171.

(d)         Includes the impact of the Fund’s open positions in derivatives at January 31, 2021.

See Notes to Schedule of Investments

Derivative Instruments

Written option contracts (“options written”)

At January 31, 2021, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
Russell 2000 Index	36	$(7,465,108)	$2,055	2/5/2021	$(147,240)
Russell 2000 Index	20	(4,147,282)	2,085	2/5/2021	(107,200)
Russell 2000 Index	15	(3,110,462)	2,095	2/5/2021	(87,900)
Russell 2000 Index	10	(2,073,641)	2,090	2/12/2021	(71,650)
Russell 2000 Index	2	(414,728)	2,095	2/12/2021	(14,790)
Russell 2000 Index	17	(3,525,190)	2,115	2/12/2021	(143,395)
Russell 2000 Index	11	(2,281,005)	2,120	2/12/2021	(95,865)
Russell 2000 Index	15	(3,110,462)	2,130	2/12/2021	(139,500)
Russell 2000 Index	16	(3,317,826)	2,155	2/12/2021	(174,320)
Russell 2000 Index	39	(8,087,200)	2,130	2/19/2021	(393,705)
Russell 2000 Index	23	(4,769,374)	2,140	2/19/2021	(245,870)
Russell 2000 Index	8	(1,658,913)	2,150	2/19/2021	(90,440)
Russell 2000 Index	55	(11,405,026)	2,070	2/26/2021	(453,200)
Russell 2000 Index	1	(207,364)	2,110	2/26/2021	(10,125)
Russell 2000 Index	3	(622,092)	2,120	2/26/2021	(31,965)
Russell 2000 Index	10	(2,073,641)	2,150	2/26/2021	(123,700)
S&P 500 Index	3	(1,114,272)	3,665	2/5/2021	(13,680)
S&P 500 Index	7	(2,599,968)	3,725	2/5/2021	(46,795)
S&P 500 Index	37	(13,742,688)	3,765	2/5/2021	(314,130)
S&P 500 Index	97	(36,028,128)	3,800	2/5/2021	(1,024,805)
S&P 500 Index	74	(27,485,376)	3,815	2/5/2021	(862,470)
S&P 500 Index	46	(17,085,504)	3,780	2/12/2021	(511,060)
S&P 500 Index	107	(39,742,368)	3,810	2/12/2021	(1,366,925)
S&P 500 Index	67	(24,885,408)	3,815	2/12/2021	(876,695)
S&P 500 Index	5	(1,857,120)	3,780	2/19/2021	(61,625)
S&P 500 Index	1	(371,424)	3,795	2/19/2021	(13,035)
S&P 500 Index	109	(40,485,216)	3,840	2/19/2021	(1,709,120)
S&P 500 Index	48	(17,828,352)	3,845	2/19/2021	(769,920)
S&P 500 Index	55	(20,428,320)	3,850	2/19/2021	(901,725)
S&P 500 Index	104	(38,628,096)	3,705	2/26/2021	(1,156,480)
S&P 500 Index	2	(742,848)	3,775	2/26/2021	(27,450)
S&P 500 Index	8	(2,971,392)	3,845	2/26/2021	(139,320)
S&P 500 Index	109	(40,485,216)	3,850	2/26/2021	(1,922,215)
S&P 500 Index	6	(2,228,544)	3,705	3/5/2021	(74,070)
Total options written (premium received $9,024,125)					$(14,122,385)

At January 31, 2021, the Fund had securities pledged in the amount of $114,777,535 to cover collateral requirements for options written.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$366,958,229	$—	$366,958,229
Short-Term Investments	—	27,603,171	—	27,603,171
Total Investments	$—	$394,561,400	$—	$394,561,400

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(14,122,385)	$—	$—	$(14,122,385)
Total	$(14,122,385)	$—	$—	$(14,122,385)

^   A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2021

Notes to Schedule of Investmentsß Alternative and Multi-Asset Class Funds (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Commodity Strategy Fund, Neuberger Berman Global Allocation Fund, Neuberger Berman Long Short Fund, and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund, (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•                  Level 3 — unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, exchange-traded funds, preferred stocks and units, master limited partnerships and limited partnerships, warrants and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and Other Market Information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß    Consolidated Notes to Schedule of Investments for Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß Alternative and Multi-Asset Class Funds (Unaudited) (cont’d)

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Option contracts that are traded over-the-counter are generally valued on the basis of quotations provided by broker-dealers or prices provided by independent pricing services who use a series of techniques including simulated pricing models and/or curve fitting (bootstrapping), which aids in determining the present value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, volatility surfaces, and exchange rates (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with readily determinable fair value are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing & Reference Data LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß    Consolidated Notes to Schedule of Investments for Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß Alternative and Multi-Asset Class Funds (Unaudited) (cont’d)

of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Funds.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß    Consolidated Notes to Schedule of Investments for Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß Alternative and Multi-Asset Class Funds (Unaudited) (cont’d)

Legend

Benchmarks:

LIBOR	=	London Interbank Offered Rate
SOFR	=	Secured Overnight Financing Rate

Currency Abbreviations:

GBP	=	Pound Sterling
USD	=	United States Dollar

Counterparties:

CITI	=	Citibank, N.A.
GSI	=	Goldman Sachs International
JPM	=	JPMorgan Chase Bank N.A.

Index Periods/Payment Frequencies:

1M	=	1 Month
3M	=	3 Months
T	=	Termination

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß    Consolidated Notes to Schedule of Investments for Neuberger Berman Commodity Strategy Fund.